Pioneer Multi-Asset Ultrashort Income Fund
Schedule of Investments  |  December 31, 2021

A: MAFRX	C: MCFRX	C2: MAUCX	K: MAUKX	Y: MYFRX

Schedule of Investments  |  12/31/21
(unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 103.5%
	Senior Secured Floating Rate Loan Interests — 5.6% of Net Assets(a)*
	Advanced Materials — 0.1%
1,234,571	CeramTec AcquiCo GmbH, Facility B2, 2.925% (LIBOR + 275 bps), 3/7/25	$ 1,222,226
967,119	Gemini HDPE LLC, 2027 Advance, 3.50% (LIBOR + 300 bps), 12/31/27	967,925
746,250	Groupe Solmax Inc., Initial Term Loan, 5.50% (LIBOR + 475 bps), 5/29/28	747,649
	Total Advanced Materials	$2,937,800
	Advertising Sales — 0.1%
977,500	Clear Channel Outdoor Holdings, Inc., Term B Loan, 3.629% (LIBOR + 350 bps), 8/21/26	$ 965,205
1,475,298	Outfront Media Capital LLC (Outfront Media Capital Corporation), Extended Term Loan, 1.852% (LIBOR + 175 bps), 11/18/26	1,459,316
	Total Advertising Sales	$2,424,521
	Advertising Services — 0.0%†
750,000	Dotdash Meredith, Inc., Term B Loan, 4.05% (PRIME + 300 bps), 12/1/28	$ 751,875
	Total Advertising Services	$751,875
	Aerospace & Defense — 0.1%
1,564,062	ADS Tactical, Inc., Initial Term Loan, 6.75% (LIBOR + 575 bps), 3/19/26	$ 1,556,242
1,488,769	Spirit Aerosystems, Inc. (fka Mid-Western Aircraft Systems, Inc and Onex Wind Finance LP.), 2021 Refinancing Term Loan, 4.25% (LIBOR + 375 bps), 1/15/25	1,492,955
	Total Aerospace & Defense	$3,049,197
	Airlines — 0.1%
500,000	Air Canada, Term Loan, 4.25% (LIBOR + 350 bps), 8/11/28	$ 500,416
2,375,534	American Airlines, Inc., 2018 Replacement Term Loan, 1.852% (LIBOR + 175 bps), 6/27/25	2,257,128
744,375	United AirLines, Inc., Class B Term Loan, 4.50% (LIBOR + 375 bps), 4/21/28	748,511
	Total Airlines	$3,506,055
	Appliances — 0.0%†
406,960	Weber-Stephen Products LLC, Initial Term B Loan, 4.00% (LIBOR + 325 bps), 10/30/27	$ 408,086
	Total Appliances	$408,086
1Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/21

Principal Amount USD ($)		Value
	Applications Software — 0.0%†
742,500	Flexera Software LLC, First Lien Term B-1 Loan, 4.50% (LIBOR + 375 bps), 3/3/28	$ 743,635
	Total Applications Software	$743,635
	Auction House & Art Dealer — 0.0%†
1,745,625	Sotheby's, 2021 Second Refinancing Term Loan, 5.00% (LIBOR + 450 bps), 1/15/27	$ 1,752,171
	Total Auction House & Art Dealer	$1,752,171
	Auto Parts & Equipment — 0.1%
494,834	IXS Holdings, Inc., Initial Term Loan, 5.00% (LIBOR + 425 bps), 3/5/27	$ 486,587
2,291,667	Visteon Corporation, 2018 New Term Loan, 1.925% (LIBOR + 175 bps), 3/25/24	2,291,666
	Total Auto Parts & Equipment	$2,778,253
	Auto Repair Centers — 0.0%†
1,500,000	Driven Holdings, LLC, Term Loan, 3.517% (LIBOR + 300 bps), 11/17/28	$ 1,501,875
	Total Auto Repair Centers	$1,501,875
	Batteries/Battery Systems — 0.0%†
744,375	Energizer Holdings, Inc., 2020 Term Loan, 2.75% (LIBOR + 225 bps), 12/22/27	$ 743,755
	Total Batteries/Battery Systems	$743,755
	Broadcast Service & Programing — 0.0%†
1,100,000(b)	Univision Communications Inc., Term Loan B, 5/5/28	$ 1,099,484
	Total Broadcast Service & Programing	$1,099,484
	Building & Construction — 0.1%
208,957	DG Investment Intermediate Holdings 2, Inc., First Lien Closing Date Initial Term Loan, 4.25% (LIBOR + 350 bps), 3/31/28	$ 210,524
1,462,290	Refficiency Holdings LLC, 2021 Initial Term Loan, 4.00% (LIBOR + 325 bps), 12/16/27	1,464,118
1,147,165	Service Logic Acquisition, Inc., First Lien Closing Date Initial Term Loan, 4.75% (LIBOR + 400 bps), 10/29/27	1,145,731
	Total Building & Construction	$2,820,373
	Building & Construction Products — 0.1%
496,250	Cornerstone Building Brands, Inc., Tranche B Term Loan, 3.75% (LIBOR + 325 bps), 4/12/28	$ 496,622
995,000	Jeld-Wen, Inc., Replacement Term Loan, 2.351% (LIBOR + 225 bps), 7/28/28	995,467
Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/212

Schedule of Investments  |  12/31/21
(unaudited) (continued)
Principal Amount USD ($)		Value
	Building & Construction Products — (continued)
1,240,625	Potters Industries, LLC, Initial Term Loan, 4.75% (LIBOR + 400 bps), 12/14/27	$ 1,244,502
480,188	Standard Industries Inc., Initial Term Loan, 3.00% (LIBOR + 250 bps), 9/22/28	480,921
2,690,909	Summit Materials, LLC, New Term Loan, 2.104% (LIBOR + 200 bps), 11/21/24	2,692,927
400,000	Zurn LLC (Zurn Holdings, Inc.), First Lien Term B Loan, 2.75% (LIBOR + 225 bps), 10/4/28	400,800
	Total Building & Construction Products	$6,311,239
	Cable & Satellite Television — 0.3%
2,487,500	Cable One, Inc., Incremental Term B-4 Loan, 2.104% (LIBOR + 200 bps), 5/3/28	$ 2,490,609
2,977,157	Charter Communications Operating, LLC, Term B-2 Loan, 1.86% (LIBOR + 175 bps), 2/1/27	2,952,408
1,328,478	CSC Holdings, LLC (fka CSC Holdings Inc. (Cablevision)), October 2018 Incremental Term Loan, 2.36% (LIBOR + 225 bps), 1/15/26	1,313,740
1,000,000	Radiate Holdco, LLC, Amendment No. 6 Term Loan, 4.00% (LIBOR + 325 bps), 9/25/26	997,986
1,025,000	Virgin Media Bristol LLC, Facility Q, 3.359% (LIBOR + 325 bps), 1/31/29	1,025,641
1,484,673	Virgin Media Bristol LLC, N Facility, 2.61% (LIBOR + 250 bps), 1/31/28	1,471,785
2,175,000	Ziggo Financing Partnership, Term Loan I Facility, 2.61% (LIBOR + 250 bps), 4/30/28	2,154,609
	Total Cable & Satellite Television	$12,406,778
	Casino Hotels — 0.1%
1,951,309	Boyd Gaming Corporation, Refinancing Term B Loan, 2.354% (LIBOR + 225 bps), 9/15/23	$ 1,952,528
1,484,536	Caesars Resort Collection, LLC, Term B Loan, 2.855% (LIBOR + 275 bps), 12/23/24	1,478,784
1,488,173	Station Casinos LLC, Term B-1 Facility Loan, 2.50% (LIBOR + 225 bps), 2/8/27	1,476,919
	Total Casino Hotels	$4,908,231
	Casino Services — 0.1%
2,626,300	Flutter Entertainment plc, USD Term Loan, 2.474% (LIBOR + 225 bps), 7/21/26	$ 2,620,181
	Total Casino Services	$2,620,181
3Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/21

Principal Amount USD ($)		Value
	Cellular Telecom — 0.0%†
1,246,875	Xplornet Communications Inc., First Lien Refinancing Term Loan, 4.50% (LIBOR + 400 bps), 10/2/28	$ 1,247,810
	Total Cellular Telecom	$1,247,810
	Chemicals-Diversified — 0.1%
1,090,764	ARC Falcon I Inc., Initial Term Loan, 4.25% (LIBOR + 375 bps), 9/30/28	$ 1,090,991
997,500	Orion Engineered Carbons GmbH, 2021 Initial Dollar Term Loan, 2.75% (LIBOR + 225 bps), 9/24/28	1,002,488
	Total Chemicals-Diversified	$2,093,479
	Chemicals-Specialty — 0.2%
1,000,000	Diamond (BC) B.V., Amendment No. 3 Refinancing Term Loan, 3.50% (LIBOR + 300 bps), 9/29/28	$ 995,000
2,964,684	Element Solutions Inc (Macdermid, Incorporated), Tranche B-1 Term Loan, (LIBOR + 200 bps), 1/31/26	2,957,803
995,000	INEOS Styrolution Group GmbH, 2026 Tranche B Dollar Term Loan, 3.25% (LIBOR + 275 bps), 1/29/26	994,378
1,000,000	Olympus Water US Holding Corporation, Initial Dollar Term Loan, 4.25% (LIBOR + 375 bps), 11/9/28	997,847
1,719,381	Tronox Finance LLC, First Lien Refinancing Term Loan, 2.354% (LIBOR + 225 bps), 3/10/28	1,705,517
1,125,000	W. R. Grace Holdings LLC, Initial Term Loan, 4.25% (LIBOR + 375 bps), 9/22/28	1,128,375
	Total Chemicals-Specialty	$8,778,920
	Commercial Services — 0.2%
1,000,000	AEA International Holdings (Luxembourg) S.a.r.l., First Lien 2021 Term Loan, 4.25% (LIBOR + 375 bps), 9/7/28	$ 1,001,250
1,955,225	Amentum Government Services Holdings LLC, First Lien Tranche 2 Term Loan, 5.50% (LIBOR + 475 bps), 1/29/27	1,958,279
1,000,000(b)	APi Group DE, Inc., 2021 Incremental Term Loan, 12/18/28	1,000,375
1,122,187	CoreLogic, Inc. (fka First American Corporation, The), First Lien 2021 Term Loan, 4.00% (LIBOR + 350 bps), 6/2/28	1,123,029
475,000(b)	Pre-Paid Legal Services, Inc., First Lien 2021 Term Loan, 12/15/28	472,477
1,786,470	Trans Union LLC, 2019 Replacement Term B-5 Loan, 1.854% (LIBOR + 175 bps), 11/16/26	1,768,764
Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/214

Schedule of Investments  |  12/31/21
(unaudited) (continued)
Principal Amount USD ($)		Value
	Commercial Services — (continued)
1,850,000	Trans Union LLC, 2021 Incremental Term B-6 Loan, 2.75% (LIBOR + 225 bps), 12/1/28	$ 1,847,815
497,500	Verscend Holding Corp., Term B-1 Loan, 4.104% (LIBOR + 400 bps), 8/27/25	498,019
	Total Commercial Services	$9,670,008
	Computer Data Security — 0.0%†
1,246,875	Magenta Buyer LLC, First Lien 2021 Term Loan, 5.75% (LIBOR + 500 bps), 7/27/28	$ 1,246,355
	Total Computer Data Security	$1,246,355
	Computer Services — 0.1%
2,587,000	Ahead DB Holdings, LLC, First Lien Term B Loan, 4.50% (LIBOR + 375 bps), 10/18/27	$ 2,594,479
1,240,625	Peraton Corp., First Lien Term B Loan, 4.50% (LIBOR + 375 bps), 2/1/28	1,243,394
1,704,681	Science Applications International Corporation, Tranche B2 Loan, 1.979% (LIBOR + 187.5 bps), 3/12/27	1,704,529
897,750	Sitel Group, Initial Dollar Term Loan, 4.25% (LIBOR + 375 bps), 8/28/28	898,632
	Total Computer Services	$6,441,034
	Computer Software — 0.0%†
500,000	Cornerstone OnDemand, Inc., First Lien 2021 Term Loan, 4.25% (LIBOR + 375 bps), 10/16/28	$ 499,563
397,000	Rackspace Technology Global, Inc., First Lien 2021 Term B Loan, 3.50% (LIBOR + 275 bps), 2/15/28	394,568
750,000(b)	TIBCO Software Inc., Term B-2 Loan, 6/30/26	743,789
	Total Computer Software	$1,637,920
	Computers-Integrated Systems — 0.1%
3,432,330	NCR Corporation, 2019 Initial Term Loan, 2.63% (LIBOR + 250 bps), 8/28/26	$ 3,406,588
	Total Computers-Integrated Systems	$3,406,588
	Consulting Services — 0.0%†
995,000	Ankura Consulting Group, LLC, First Lien Closing Date Term Loan, 5.25% (LIBOR + 450 bps), 3/17/28	$ 999,975
953,100	MAG DS Corp., Initial Term Loan, 6.50% (LIBOR + 550 bps), 4/1/27	888,766
	Total Consulting Services	$1,888,741
5Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/21

Principal Amount USD ($)		Value
	Consumer Products — 0.0%†
496,250	Spectrum Brands, Inc., 2021 Term Loan, 2.50% (LIBOR + 200 bps), 3/3/28	$ 495,113
	Total Consumer Products	$495,113
	Containers-Paper & Plastic — 0.2%
5,738,145	Berry Global, Inc., Term Z Loan, 1.864% (LIBOR + 175 bps), 7/1/26	$ 5,707,962
498,750	Pactiv Evergreen Inc., Tranche B-3 U.S. Term Loan, 4.00% (LIBOR + 350 bps), 9/24/28	498,314
1,491,262	ProAmpac PG Borrower LLC, First Lien 2020-1 Term Loan, 4.50% (LIBOR + 375 bps), 11/3/25	1,493,499
	Total Containers-Paper & Plastic	$7,699,775
	Cruise Lines — 0.0%†
1,477,500	Carnival Corporation, USD Initial Advance, 3.75% (LIBOR + 300 bps), 6/30/25	$ 1,463,648
	Total Cruise Lines	$1,463,648
	Data Processing & Management — 0.0%†
457,647	DTI Holdco, Inc., Replacement B-1 Term Loan, 5.75% (LIBOR + 475 bps), 9/29/23	$ 452,451
	Total Data Processing & Management	$452,451
	Diagnostic Equipment — 0.1%
2,533,401	Avantor Funding, Inc., 2021 Incremental B-5 Dollar Term Loan, 2.75% (LIBOR + 225 bps), 11/8/27	$ 2,533,005
1,487,525	Curia Global, Inc., First Lien 2021 Term Loan, 4.50% (LIBOR + 375 bps), 8/30/26	1,490,780
	Total Diagnostic Equipment	$4,023,785
	Direct Marketing — 0.0%†
1,186,397	Red Ventures, LLC (New Imagitas, Inc.), First Lien Term B-2 Loan, 2.604% (LIBOR + 250 bps), 11/8/24	$ 1,180,359
	Total Direct Marketing	$1,180,359
	Disposable Medical Products — 0.1%
1,000,000	Medline Borrower, LP, Initial Dollar Term Loan, 3.75% (LIBOR + 325 bps), 10/23/28	$ 1,000,312
1,200,000	Sotera Health Holdings, LLC, First Lien Refinancing Loan, 3.25% (LIBOR + 275 bps), 12/11/26	1,197,250
	Total Disposable Medical Products	$2,197,562
Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/216

Schedule of Investments  |  12/31/21
(unaudited) (continued)
Principal Amount USD ($)		Value
	Distribution & Wholesale — 0.1%
1,240,625	Resideo Funding Inc., Initial Term Loan, 2.75% (LIBOR + 225 bps), 2/11/28	$ 1,240,625
1,992,494	Univar Solutions USA Inc., Term B-6 Loan, 2.104% (LIBOR + 200 bps), 6/3/28	1,989,505
	Total Distribution & Wholesale	$3,230,130
	E-Commerce — 0.0%†
496,250	CNT Holdings I Corp, First Lien 2021 Term Loan, 4.25% (LIBOR + 350 bps), 11/8/27	$ 496,746
	Total E-Commerce	$496,746
	Electric-Generation — 0.1%
2,035,469	Eastern Power, LLC (Eastern Covert Midco, LLC), Term Loan, 4.75% (LIBOR + 375 bps), 10/2/25	$ 1,591,737
557,946	Vistra Operations Company LLC (fka Tex Operations Company LLC), 2018 Incremental Term Loan, 1.859% (LIBOR + 175 bps), 12/31/25	554,359
	Total Electric-Generation	$2,146,096
	Electric-Integrated — 0.0%†
479,452	Pike Corporation, 2028 Initial Term Loan, 3.11% (LIBOR + 300 bps), 1/21/28	$ 478,453
	Total Electric-Integrated	$478,453
	Electronic Composition — 0.0%†
1,827,140	Compass Power Generation, L.L.C., Tranche B-1 Term Loan, 4.50% (LIBOR + 350 bps), 12/20/24	$ 1,823,486
	Total Electronic Composition	$1,823,486
	Engines — 0.0%†
1,496,250(c)	Arcline FM Holdings, LLC, First Lien 2021 Term Loan, 5.50% (LIBOR + 475 bps), 6/23/28	$ 1,497,185
	Total Engines	$1,497,185
	Enterprise Software & Services — 0.1%
1,000,000(b)	First Advantage Holdings, LLC, First Lien Term B-1 Loan, 1/31/27	$ 996,875
1,246,875	Skopima Consilio Parent LLC, First Lien 2021 Term Loan, 4.50% (LIBOR + 400 bps), 5/12/28	1,240,752
486,396	Verint Systems, Inc., Refinancing Term Loan, 2.099% (LIBOR + 200 bps), 6/28/24	484,572
	Total Enterprise Software & Services	$2,722,199
7Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/21

Principal Amount USD ($)		Value
	Entertainment Software — 0.0%†
843,625	Playtika Holding Corp., Term B-1 Loan, 2.854% (LIBOR + 275 bps), 3/13/28	$ 841,420
	Total Entertainment Software	$841,420
	Finance-Credit Card — 0.0%†
497,501	FleetCor Technologies Operating Company, LLC, Term B-4 Loan, 1.854% (LIBOR + 175 bps), 4/28/28	$ 492,402
	Total Finance-Credit Card	$492,402
	Finance-Investment Banker — 0.1%
2,481,250	Citadel Securities LP, 2021 Term Loan, 2.604% (LIBOR + 250 bps), 2/2/28	$ 2,468,844
942,875	Hudson River Trading LLC, Term Loan, 3.105% (LIBOR + 300 bps), 3/20/28	937,571
	Total Finance-Investment Banker	$3,406,415
	Finance-Leasing Company — 0.2%
1,241,231	Avolon TLB Borrower 1 (US) LLC, 2021 Term B-5 Loan, 2.75% (LIBOR + 225 bps), 12/1/27	$ 1,244,507
1,144,959	Avolon TLB Borrower 1 (US) LLC, Term B-3 Loan, 2.50% (LIBOR + 175 bps), 1/15/25	1,146,708
1,361,245	Avolon TLB Borrower 1 (US) LLC, Term B-4 Loan, 2.25% (LIBOR + 150 bps), 2/12/27	1,352,028
904,422	Delos Finance S.a r.l., 2018 New Loan, 1.974% (LIBOR + 175 bps), 10/6/23	905,412
2,430,000	Setanta Aircraft Leasing DAC, Loan, 2.14% (LIBOR + 200 bps), 11/5/28	2,432,658
	Total Finance-Leasing Company	$7,081,313
	Food-Meat Products — 0.0%†
1,914,984	JBS USA Lux S.A. (fka JBS USA, LLC), New Term Loan, 2.102% (LIBOR + 200 bps), 5/1/26	$ 1,912,790
	Total Food-Meat Products	$1,912,790
	Food-Wholesale & Distributions — 0.0%†
977,500	US Foods, Inc. (aka U.S. Foodservice, Inc.), Incremental B-2019 Term Loan, 2.104% (LIBOR + 200 bps), 9/13/26	$ 968,260
	Total Food-Wholesale/Distrib	$968,260
	Forestry — 0.0%†
1,580,000	Asplundh Tree Expert, LLC, Amendment No. 1 Term Loan, 1.854% (LIBOR + 175 bps), 9/7/27	$ 1,574,922
	Total Forestry	$1,574,922
Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/218

Schedule of Investments  |  12/31/21
(unaudited) (continued)
Principal Amount USD ($)		Value
	Gambling (Non-Hotel) — 0.1%
1,000,000	Bally's Corporation, Term B Facility Loan, 3.75% (LIBOR + 325 bps), 10/2/28	$ 1,001,437
635,250	Enterprise Development Authority, Term Loan B, 5.00% (LIBOR + 425 bps), 2/28/28	635,250
3,534,212	Scientific Games International, Inc., Initial Term B-5 Loan, 2.854% (LIBOR + 275 bps), 8/14/24	3,526,037
	Total Gambling (Non-Hotel)	$5,162,724
	Hazardous Waste Disposal — 0.0%†
1,500,000	Clean Harbors, Inc., 2021 Incremental Term Loan, 2.104% (LIBOR + 200 bps), 10/8/28	$ 1,500,468
	Total Hazardous Waste Disposal	$1,500,468
	Home Furnishings — 0.0%†
997,500	Herman Miller, Inc. , Initial Term B Loan, 2.125% (LIBOR + 200 bps), 7/19/28	$ 998,302
	Total Home Furnishings	$998,302
	Hotels & Motels — 0.0%†
498,750	Hilton Grand Vacations Borrower LLC, Initial Term Loan, 3.50% (LIBOR + 300 bps), 8/2/28	$ 500,153
	Total Hotels & Motels	$500,153
	Human Resources — 0.0%†
992,500	CCRR Parent, Inc., First Lien 2021 Term Loan, 4.50% (LIBOR + 375 bps), 3/6/28	$ 997,153
989,610	Team Health Holdings, Inc., Initial Term Loan, 3.75% (LIBOR + 275 bps), 2/6/24	950,379
	Total Human Resources	$1,947,532
	Independ Power Producer — 0.0%†
744,000	Calpine Construction Finance Company, L.P., Term B Loan, 2.105% (LIBOR + 200 bps), 1/15/25	$ 738,819
488,750	Calpine Corporation, Term Loan, 2.104% (LIBOR + 200 bps), 8/12/26	483,531
481,517	EFS Cogen Holdings I LLC, Term B Advance, 4.50% (LIBOR + 350 bps), 10/1/27	475,699
	Total Independ Power Producer	$1,698,049
	Insurance Brokers — 0.0%†
975,000	Alliant Holdings Intermediate, LLC, 2019 New Term Loan, 3.354% (LIBOR + 325 bps), 5/9/25	$ 976,490
335,125	USI, Inc. (fka Compass Investors Inc.), 2017 New Term Loan, 3.132% (LIBOR + 300 bps), 5/16/24	333,100
	Total Insurance Brokers	$1,309,590
9Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/21

Principal Amount USD ($)		Value
	Internet Content — 0.0%†
995,000	Adevinta ASA, Facility B2, 3.50% (LIBOR + 275 bps), 6/26/28	$ 996,990
	Total Internet Content	$996,990
	Investment Management & Advisory Services — 0.1%
887,097	Allspring Buyer LLC, Initial Term Loan, 3.75% (LIBOR + 325 bps), 11/1/28	$ 889,710
995,000	Edelman Financial Engines Center, LLC, The, First Lien 2021 Term Loan, 4.25% (LIBOR + 350 bps), 4/7/28	995,484
1,500,000	Russell Investments US Institutional Holdco, Inc., 2025 Term Loan, 4.50% (LIBOR + 350 bps), 5/30/25	1,502,437
	Total Investment Management & Advisory Services	$3,387,631
	Lasers-System & Components — 0.1%
2,500,000(b)	II-VI Incorporated, Term Loan B, 12/8/28	$ 2,500,520
	Total Lasers-Syst/Components	$2,500,520
	Machinery — 0.0%†
1,500,000(b)	Ali Group S.R.L., Term Loan B, 10/13/28	$ 1,492,968
93,697	Clark Equipment Company, Repriced 2019 Term Loan, 2.059% (LIBOR + 183.5 bps), 5/18/24	93,346
138,309	Gardner Denver, Inc., 2020 GDI Tranche B-2 Dollar Term Loan, 1.854% (LIBOR + 175 bps), 3/1/27	137,023
	Total Machinery	$1,723,337
	Machinery-Construction & Mining — 0.0%†
59,005	Terex Corporation, 2018 Incremental U.S. Term Loan, 2.75% (LIBOR + 200 bps), 1/31/24	$ 59,024
	Total Machinery-Construction & Mining	$59,024
	Machinery-Pumps — 0.0%†
1,084,670(b)	Circor International, Inc., Initial Term Loan, 12/20/28	$ 1,077,891
	Total Machinery-Pumps	$1,077,891
	Medical Information Systems — 0.0%†
496,250	athenahealth, Inc., First Lien Term B-1 Loan, 4.40% (LIBOR + 425 bps), 2/11/26	$ 496,560
	Total Medical Information Systems	$496,560
	Medical Labs & Testing Services — 0.2%
994,987	Catalent Pharma Solutions, Inc., 2021 Incremental Dollar Term B-3, 2.50% (LIBOR + 200 bps), 2/22/28	$ 997,578
2,376,500	Envision Healthcare Corporation, Initial Term Loan, 3.855% (LIBOR + 375 bps), 10/10/25	1,919,618
Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/2110

Schedule of Investments  |  12/31/21
(unaudited) (continued)
Principal Amount USD ($)		Value
	Medical Labs & Testing Services — (continued)
1,088,946	Icon Public Limited Company, Lux Term Loan, 2.75% (LIBOR + 225 bps), 7/3/28	$ 1,090,533
1,787,306	Iqvia Inc. (Quintiles IMS), Incremental Term B-2 Dollar Loan, 1.854% (LIBOR + 175 bps), 1/17/25	1,784,625
1,803,935	Phoenix Guarantor Inc., First Lien Tranche B-1 Term Loan, 3.354% (LIBOR + 325 bps), 3/5/26	1,795,559
1,240,625	Phoenix Guarantor Inc., First Lien Tranche B-3 Term Loan, 3.604% (LIBOR + 350 bps), 3/5/26	1,234,865
1,346,625	U.S. Anesthesia Partners, Inc., First Lien 2021 Term Loan, 4.75% (LIBOR + 425 bps), 10/1/28	1,344,942
	Total Medical Labs & Testing Services	$10,167,720
	Medical Products — 0.0%†
1,483,688	NMN Holdings III Corp., First Lien Closing Date Term Loan, (LIBOR + 375 bps), 11/13/25	$ 1,460,197
318,638	NMN Holdings III Corp., First Lien Delayed Draw Term Loan, 3.854% (LIBOR + 375 bps), 11/13/25	313,593
	Total Medical Products	$1,773,790
	Medical-Biomedical & Generation — 0.0%†
264,416	RPI Intermediate Finance Trust, Term B-1 Term Facility, 1.854% (LIBOR + 175 bps), 2/11/27	$ 263,920
	Total Medical-Biomedical & Generation	$263,920
	Medical-Drugs — 0.2%
1,818,823	Bausch Health Companies Inc., First Incremental Term Loan, 2.854% (LIBOR + 275 bps), 11/27/25	$ 1,809,445
1,995,682	Bausch Health Companies Inc., Initial Term Loan, 3.105% (LIBOR + 300 bps), 6/2/25	1,989,308
2,352,501	Grifols Worldwide Operations Limited, Dollar Tranche B Term Loan, 2.104% (LIBOR + 200 bps), 11/15/27	2,321,380
271,312	Icon Public Limited Company, U.S. Term Loan, 2.75% (LIBOR + 225 bps), 7/3/28	271,707
1,119,375	Jazz Pharmaceuticals Public Limited Company, Initial Dollar Term Loan, 4.00% (LIBOR + 350 bps), 5/5/28	1,125,272
1,446,250	Organon & Co., Dollar Term Loan, 3.50% (LIBOR + 300 bps), 6/2/28	1,450,016
800,000	Padagis LLC, Term B Loan, 5.25% (LIBOR + 475 bps), 7/6/28	797,500
595,833	Prestige Brands, Inc. , Term B-5 Loan, 2.50% (LIBOR + 200 bps), 7/3/28	596,950
	Total Medical-Drugs	$10,361,578
11Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/21

Principal Amount USD ($)		Value
	Medical-Hospitals — 0.0%†
177,273	EyeCare Partners, LLC, First Lien Amendment No. 1 Delayed Draw Term Loan, 6.00% (LIBOR + 375 bps), 11/15/28	$ 176,885
1,040,000	EyeCare Partners, LLC, First Lien Amendment No. 1 Term Loan, 4.25% (LIBOR + 375 bps), 11/15/28	1,037,724
	Total Medical-Hospitals	$1,214,609
	Medical-Wholesale Drug Distribution — 0.1%
2,180,481	Gainwell Acquisition Corp., First Lien Term B Loan, 4.75% (LIBOR + 400 bps), 10/1/27	$ 2,189,338
1,458,750	Vizient, Inc., Term B-6 Loan, 2.104% (LIBOR + 200 bps), 5/6/26	1,448,037
	Total Medical-Wholesale Drug Distribution	$3,637,375
	Metal Processors & Fabrication — 0.0%†
355,000	WireCo WorldGroup Inc., Initial Term Loan, 4.75% (LIBOR + 425 bps), 11/13/28	$ 354,556
	Total Metal Processors & Fabrication	$354,556
	Multimedia — 0.0%†
416,875	E.W. Scripps Company, The, Tranche B-3 Term Loan, 3.75% (LIBOR + 300 bps), 1/7/28	$ 417,321
	Total Multimedia	$417,321
	Music — 0.0%†
1,000,000	WMG Acquisition Corp., Tranche G Term Loan, 2.229% (LIBOR + 212.5 bps), 1/20/28	$ 997,083
	Total Music	$997,083
	Networking Products — 0.1%
2,524,500	LogMeIn, Inc., First Lien 2021 Term Loan, 4.86% (LIBOR + 475 bps), 8/31/27	$ 2,513,258
	Total Networking Products	$2,513,258
	Non-hazardous Waste Disposal — 0.1%
1,317,507	GFL Environmental Inc., 2020 Refinancing Term Loan, 3.50% (LIBOR + 300 bps), 5/30/25	$ 1,321,871
746,250	WIN Waste Innovations Holdings Inc., Initial Term Loan, 3.25% (LIBOR + 275 bps), 3/24/28	746,483
	Total Non-hazardous Waste Disposal	$2,068,354
	Office Automation & Equipment — 0.0%†
1,081,825	Pitney Bowes Inc., Refinancing Tranche B Term Loan, 4.11% (LIBOR + 400 bps), 3/17/28	$ 1,075,515
	Total Office Automation & Equipment	$1,075,515
Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/2112

Schedule of Investments  |  12/31/21
(unaudited) (continued)
Principal Amount USD ($)		Value
	Oil Comp-Explor & Production — 0.0%†
1,500,000	Southwestern Energy Company, Initial Loan, 2.549% (SOFRRATE + 250 bps), 6/22/27	$ 1,504,688
	Total Oil Comp-Explor & Production	$1,504,688
	Paper & Related Products — 0.1%
2,587,000	Schweitzer-Mauduit International, Inc., Term B Loan, 4.50% (LIBOR + 375 bps), 4/20/28	$ 2,583,767
683,333	Sylvamo Corporation, Term Loan B, 5.00% (LIBOR + 450 bps), 8/18/28	687,319
	Total Paper & Related Products	$3,271,086
	Pharmacy Services — 0.0%†
903,093	Change Healthcare Holdings, LLC, Closing Date Term Loan, 3.50% (LIBOR + 250 bps), 3/1/24	$ 903,206
	Total Pharmacy Services	$903,206
	Physical Therapy & Rehabilitation Centers — 0.0%†
1,000,000	Summit Behavioral Healthcare, LLC, First Lien 2021 Term Loan, 5.50% (LIBOR + 475 bps), 11/24/28	$ 982,500
497,500	Upstream Newco, Inc., First Lien August 2021 Incremental Term Loan, 4.354% (LIBOR + 425 bps), 11/20/26	498,821
	Total Physical Therapy & Rehabilitation Centers	$1,481,321
	Pipelines — 0.1%
3,524,835	Centurion Pipeline Company, LLC, Initial Term Loan, (LIBOR + 325 bps), 9/29/25	$ 3,502,805
995,000	DT Midstream, Inc., Initial Term Loan, 2.50% (LIBOR + 200 bps), 6/26/28	998,198
1,250,000	Oryx Midstream Services Permian Basin LLC, Initial Term Loan, 3.75% (LIBOR + 325 bps), 10/5/28	1,243,526
1,218,031	Traverse Midstream Partners LLC, Advance, 5.25% (LIBOR + 425 bps), 9/27/24	1,214,986
	Total Pipelines	$6,959,515
	Printing-Commercial — 0.0%†
746,250	Cimpress plc, Tranche B-1 Term Loan, 4.00% (LIBOR + 350 bps), 5/17/28	$ 747,494
	Total Printing-Commercial	$747,494
	Private Equity — 0.0%†
700,000(b)	Victory Capital Holdings, Inc., 2021 Incremental Term Loan, 12/29/28	$ 696,938
753,861	Victory Capital Holdings, Inc., Tranche B-2 Term Loan, 2.377% (LIBOR + 225 bps), 7/1/26	749,243
	Total Private Equity	$1,446,181
13Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/21

Principal Amount USD ($)		Value
	Property & Casualty Insurance — 0.1%
4,191,782	Asurion, LLC, New B-7 Term Loan, 3.104% (LIBOR + 300 bps), 11/3/24	$ 4,177,810
1,185,370	Asurion, LLC, New B-8 Term Loan, 3.355% (LIBOR + 325 bps), 12/23/26	1,178,579
992,500	Asurion, LLC, New B-9 Term Loan, 3.354% (LIBOR + 325 bps), 7/31/27	987,228
	Total Property & Casualty Insurance	$6,343,617
	Protection-Safety — 0.0%†
498,750	APX Group, Inc., Initial Term Loan, 4.00% (LIBOR + 350 bps), 7/10/28	$ 498,542
923,534	Prime Security Services Borrower, LLC, First Lien 2021 Refinancing Term B-1 Loan, 3.50% (LIBOR + 275 bps), 9/23/26	923,691
	Total Protection-Safety	$1,422,233
	Racetracks — 0.0%†
496,250	Churchill Downs Incorporated, 2021 Incremental Term B Loan, 2.11% (LIBOR + 200 bps), 3/17/28	$ 494,389
	Total Racetracks	$494,389
	Real Estate Management/Services — 0.0%†
1,243,750	RE/MAX, LLC (fka RE/MAX International, LLC), Term Loan, 3.00% (LIBOR + 250 bps), 7/21/28	$ 1,239,863
	Total Real Estate Management/Services	$1,239,863
	Recreational Centers — 0.0%†
1,220,288	Fitness International, LLC, Term B Loan, 4.25% (LIBOR + 325 bps), 4/18/25	$ 1,146,156
	Total Recreational Centers	$1,146,156
	Recycling — 0.0%†
845,750	Harsco Corporation, Term B-3 Loan, 2.75% (LIBOR + 225 bps), 3/10/28	$ 844,164
	Total Recycling	$844,164
	Rental Auto & Equipment — 0.1%
1,965,726	Avis Budget Car Rental, LLC, New Tranche B Term Loan, 1.86% (LIBOR + 175 bps), 8/6/27	$ 1,943,611
992,582	Fly Funding II S.a r.l., Replacement Loan, 1.90% (LIBOR + 175 bps), 8/11/25	973,144
	Total Rental Auto & Equipment	$2,916,755
Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/2114

Schedule of Investments  |  12/31/21
(unaudited) (continued)
Principal Amount USD ($)		Value
	Resorts/Theme Parks — 0.0%†
997,500	Seaworld Parks & Entertainment, Inc., Term B Loan, 3.50% (LIBOR + 300 bps), 8/25/28	$ 994,757
	Total Resorts/Theme Parks	$994,757
	Retail — 0.2%
990,000	84 Lumber Company, Term B-1 Loan, 3.75% (LIBOR + 300 bps), 11/13/26	$ 992,475
3,145,713	Beacon Roofing Supply, Inc., 2028 Term Loan, 2.354% (LIBOR + 225 bps), 5/19/28	3,131,950
1,339,875	CWGS Group, LLC, Initial Term Loan, 3.25% (LIBOR + 250 bps), 6/3/28	1,332,338
841,516	Great Outdoors Group, LLC, Term B-2 Loan, 4.50% (LIBOR + 375 bps), 3/6/28	843,488
1,157,917	Highline Aftermarket Acquisition, LLC, First Lien 2021 Term Loan, 5.25% (LIBOR + 450 bps), 11/9/27	1,149,232
992,500	Petco Health and Wellness Company, Inc., First Lien 2021 Term Loan, 4.00% (LIBOR + 325 bps), 3/3/28	992,810
748,125	PetSmart LLC, Initial Term Loan, 4.50% (LIBOR + 375 bps), 2/11/28	750,619
1,097,250	Pilot Travel Centers LLC, Initial Tranche B Term Loan, 2.104% (LIBOR + 200 bps), 8/4/28	1,092,069
746,657	RVR Dealership Holdings, LLC, Term Loan, 4.75% (LIBOR + 400 bps), 2/8/28	746,191
750,000	Whatabrands LLC, Initial Term B Loan, 3.75% (LIBOR + 325 bps), 8/3/28	748,438
	Total Retail	$11,779,610
	Retail-Restaurants — 0.1%
1,187,978	1011778 B.C. Unlimited Liability Co., Term B-4 Loan, 1.854% (LIBOR + 175 bps), 11/19/26	$ 1,176,098
1,838,813	KFC Holding Co. (aka Yum! Brands), 2021 Term B Loan, 1.854% (LIBOR + 175 bps), 3/15/28	1,838,431
	Total Retail-Restaurants	$3,014,529
	Security Services — 0.1%
1,995,000	Allied Universal Holdco LLC (f/k/a USAGM Holdco, LLC), Initial U.S. Dollar Term Loan, 4.25% (LIBOR + 375 bps), 5/12/28	$ 1,989,598
1,500,000	Garda World Security Corporation, Term B-2 Loan, 4.36% (LIBOR + 425 bps), 10/30/26	1,500,000
	Total Security Services	$3,489,598
15Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/21

Principal Amount USD ($)		Value
	Semiconductor Equipment — 0.1%
2,000,000(b)	MKS Instruments, Inc., Term Loan, 10/20/28	$ 1,998,124
884,205	Ultra Clean Holdings, Inc., Second Amendment Term B Loan, 3.854% (LIBOR + 375 bps), 8/27/25	886,415
	Total Semiconductor Equipment	$2,884,539
	Soap & Cleaning Preparation — 0.0%†
1,000,000(b)	Knight Health Holdings LLC, Term Loan B, 12/15/28	$ 945,000
	Total Soap & Cleaning Preparation	$945,000
	Steel Pipe & Tube — 0.0%†
606,125	Atkore International, Inc., Initial Term Loan, 2.50% (LIBOR + 200 bps), 5/26/28	$ 606,504
	Total Steel Pipe & Tube	$606,504
	Telecom Equipment Fiber Optics — 0.1%
2,456,004	Ciena Corporation, 2020 Refinancing Term Loan, 1.854% (LIBOR + 175 bps), 9/26/25	$ 2,461,530
	Total Telecom Equipment Fiber Optics	$2,461,530
	Telecom Services — 0.0%†
1,039,344	Windstream Services II, LLC, Initial Term Loan, 7.25% (LIBOR + 625 bps), 9/21/27	$ 1,044,433
	Total Telecom Services	$1,044,433
	Telephone-Integrated — 0.2%
4,990,235	Level 3 Financing, Inc., Tranche B 2027 Term Loan, 1.854% (LIBOR + 175 bps), 3/1/27	$ 4,930,975
4,958,849	Lumen Technologies Inc., Term B Loan, 2.354% (LIBOR + 225 bps), 3/15/27	4,905,775
	Total Telephone-Integrated	$9,836,750
	Television — 0.1%
1,087,296	Gray Television, Inc., Term B-2 Loan, 2.599% (LIBOR + 250 bps), 2/7/24	$ 1,086,209
4,000,001	Gray Television, Inc., Term C Loan, 2.60% (LIBOR + 250 bps), 1/2/26	3,974,645
	Total Television	$5,060,854
	Textile-Home Furnishings — 0.0%†
1,800,000	Runner Buyer Inc., Initial Term Loan, 6.25% (LIBOR + 550 bps), 10/20/28	$ 1,782,000
	Total Textile-Home Furnishings	$1,782,000
Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/2116

Schedule of Investments  |  12/31/21
(unaudited) (continued)
Principal Amount USD ($)		Value
	Therapeutics — 0.1%
1,141,375	Horizon Therapeutics USA, Inc., Incremental Term B-2 Loan, 2.25% (LIBOR + 175 bps), 3/15/28	$ 1,138,997
2,358,343	Horizon Therapeutics USA, Inc., Seventh Amendment Refinancing Term Loan, 2.125% (LIBOR + 200 bps), 5/22/26	2,351,712
	Total Therapeutics	$3,490,709
	Tools-Hand Held — 0.0%†
750,000(b)	Madison Safety & Flow LLC, Term Loan, 12/14/28	$ 750,938
	Total Tools-Hand Held	$750,938
	Transportation - Trucks — 0.1%
1,496,250	Carriage Purchaser, Inc., Term B Loan, 5.00% (LIBOR + 425 bps), 9/30/28	$ 1,499,055
992,500	Daseke Companies, Inc., 2021 Initial Term Loan, 4.75% (LIBOR + 400 bps), 3/9/28	993,741
	Total Transportation - Trucks	$2,492,796
	Transportation Services — 0.0%†
1,000,000	Echo Global Logistics, Inc., First Lien 2021 Term Loan, 4.25% (LIBOR + 375 bps), 11/23/28	$ 997,188
	Total Transportation Services	$997,188
	Transport-Equipment & Leasing — 0.0%†
962,500	IBC Capital I Limited, First Lien Tranche B-1 Term Loan, 3.966% (LIBOR + 375 bps), 9/11/23	$ 956,244
	Total Transport-Equipment & Leasing	$956,244
	Veterinary Diagnostics — 0.1%
2,890,197	Elanco Animal Health Incorporated, Term Loan, 1.849% (LIBOR + 175 bps), 8/1/27	$ 2,856,477
	Total Veterinary Diagnostics	$2,856,477
	Web Hosting/Design — 0.1%
497,500	Endurance International Group Holdings, Inc., Initial Term Loan, 4.25% (LIBOR + 350 bps), 2/10/28	$ 494,002
17Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/21

Principal Amount USD ($)		Value
	Web Hosting/Design — (continued)
3,379,741	Go Daddy Operating Company, LLC (GD Finance Co, Inc.), Tranche B-2 Term Loan, 1.854% (LIBOR + 175 bps), 2/15/24	$ 3,367,067
1,231,250	Go Daddy Operating Company, LLC (GD Finance Co, Inc.), Tranche B-4 Term Loan, 2.105% (LIBOR + 200 bps), 8/10/27	1,222,870
	Total Web Hosting/Design	$5,083,939
	Total Senior Secured Floating Rate Loan Interests (Cost $283,178,400)	$282,811,787

	Asset Backed Securities — 25.8% of Net Assets
132,330(a)	321 Henderson Receivables I LLC, Series 2004-A, Class A1, 0.46% (1 Month USD LIBOR + 35 bps), 9/15/45 (144A)	$ 131,066
157,388(a)	321 Henderson Receivables I LLC, Series 2006-1A, Class A1, 0.31% (1 Month USD LIBOR + 20 bps), 3/15/41 (144A)	156,762
575,358(a)	321 Henderson Receivables I LLC, Series 2006-2A, Class A1, 0.31% (1 Month USD LIBOR + 20 bps), 6/15/41 (144A)	564,438
773,977(a)	321 Henderson Receivables I LLC, Series 2006-3A, Class A1, 0.31% (1 Month USD LIBOR + 20 bps), 9/15/41 (144A)	759,523
384,455(a)	321 Henderson Receivables I LLC, Series 2006-4A, Class A1, 0.31% (1 Month USD LIBOR + 20 bps), 12/15/41 (144A)	383,894
1,442,516(a)	321 Henderson Receivables LLC, Series 2005-1A, Class A1, 0.34% (1 Month USD LIBOR + 23 bps), 11/15/40 (144A)	1,423,315
3,550,000(a)	522 Funding CLO, Ltd., Series 2020-6A, Class X, 1.227% (3 Month USD LIBOR + 110 bps), 10/23/34 (144A)	3,549,109
3,000,000(a)	ABPCI Direct Lending Fund CLO V Ltd., Series 2019-5A, Class CR, 4.332% (3 Month USD LIBOR + 420 bps), 4/20/31 (144A)	2,995,446
5,000,000(a)	ABPCI Direct Lending Fund CLO X LP, Series 2020-10A, Class A1A, 2.082% (3 Month USD LIBOR + 195 bps), 1/20/32 (144A)	4,998,730
8,422,507	ACC Auto Trust, Series 2021-A, Class A, 1.08%, 4/15/27 (144A)	8,400,884
12,900,000(a)	ACRES Commercial Realty, Ltd., Series 2021-FL2, Class A, 1.49% (1 Month USD LIBOR + 140 bps), 1/15/37 (144A)	12,900,004
Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/2118

Schedule of Investments  |  12/31/21
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
2,325,000(a)	AIG CLO, Ltd., Series 2021-2A, Class E, 6.59% (3 Month USD LIBOR + 650 bps), 7/20/34 (144A)	$ 2,303,777
3,325,000(a)	Allegro CLO XIII, Ltd., Series 2021-1A, Class X, 1.132% (3 Month USD LIBOR + 100 bps), 7/20/34 (144A)	3,324,165
3,075,000(a)	Allegro CLO XIV, Ltd., Series 2021-2A, Class X, 1.077% (3 Month USD LIBOR + 100 bps), 10/15/34 (144A)	3,074,228
3,820,000	AM Capital Funding LLC, Series 2018-1, Class A, 4.98%, 12/15/23 (144A)	3,925,839
39,894(a)	Amortizing Residential Collateral Trust, Series 2002-BC5, Class M1, 1.137% (1 Month USD LIBOR + 103 bps), 7/25/32	39,858
1,750,000	Amur Equipment Finance Receivables IX LLC, Series 2021-1A, Class D, 2.30%, 11/22/27 (144A)	1,734,857
780,155	Amur Equipment Finance Receivables VI LLC, Series 2018-2A, Class A2, 3.89%, 7/20/22 (144A)	784,169
4,000,000	Amur Equipment Finance Receivables VII LLC, Series 2019-1A, Class B, 2.80%, 3/20/25 (144A)	4,062,120
2,300,000(a)	Antares CLO LTD, Series 2019-2A, Class D, 4.874% (3 Month USD LIBOR + 475 bps), 1/23/32 (144A)	2,293,040
742,855(a)	Apidos CLO XXXII, Series 2019-32A, Class X, 0.782% (3 Month USD LIBOR + 65 bps), 1/20/33 (144A)	742,855
5,075,553(a)	Apres Static CLO, Ltd., Series 2019-1A, Class A1R, 1.194% (3 Month USD LIBOR + 107 bps), 10/15/28 (144A)	5,074,832
6,442,691	Aqua Finance Trust, Series 2019-A, Class A, 3.14%, 7/16/40 (144A)	6,553,551
8,623,484	Aqua Finance Trust, Series 2020-AA, Class A, 1.90%, 7/17/46 (144A)	8,629,906
8,165,459	Aqua Finance Trust, Series 2021-A, Class A, 1.54%, 7/17/46 (144A)	8,092,700
7,500,000(a)	Arbor Realty Collateralized Loan Obligation, Ltd., Series 2020-FL1, Class D, 2.614% (SOFR30A + 256 bps), 2/15/35 (144A)	7,485,941
7,500,000(a)	Arbor Realty Commercial Real Estate Notes, Series 2021-FL4, Class D, 2.99% (1 Month USD LIBOR + 290 bps), 11/15/36 (144A)	7,490,857
2,500,000(a)	Arbor Realty Commercial Real Estate Notes, Series 2021-FL4, Class E, 3.49% (1 Month USD LIBOR + 340 bps), 11/15/36 (144A)	2,493,872
4,000,000(a)	Ares LVII CLO, Ltd., Series 2020-57A, Class XR, 1.112% (3 Month USD LIBOR + 100 bps), 1/25/35 (144A)	3,999,800
19Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/21

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
145,009(a)	Argent Securities, Inc. Asset-Backed Pass-Through Certificates Series, Series 2004-W11, Class M2, 1.152% (1 Month USD LIBOR + 105 bps), 11/25/34	$ 145,866
2,771(a)	Argent Securities, Inc. Asset-Backed Pass-Through Certificates Series, Series 2005-W3, Class A2D, 0.782% (1 Month USD LIBOR + 68 bps), 11/25/35	2,770
1,689,967	Arivo Acceptance Auto Loan Receivables Trust, Series 2019-1, Class A, 2.99%, 7/15/24 (144A)	1,700,898
7,251,520	Arm Master Trust, Series 2021-T2, Class A, 1.42%, 1/15/24 (144A)	7,253,949
3,505,480	Arm Master Trust, Series 2021-T2, Class B, 2.17%, 1/15/24 (144A)	3,504,878
250,000(a)	ASSURANT CLO LTD, Series 2018-2A, Class D, 2.982% (3 Month USD LIBOR + 285 bps), 4/20/31 (144A)	248,256
3,200,000	Atalaya Equipment Leasing Trust, Series 2021-1A, Class A2, 1.23%, 5/15/26 (144A)	3,192,961
7,594,344(a)	Atlas Senior Loan Fund III, Ltd., Series 2013-1A, Class AR, 0.988% (3 Month USD LIBOR + 83 bps), 11/17/27 (144A)	7,589,135
198,904(a)	Atlas Senior Loan Fund XII, Ltd., Series 2018-12A, Class X, 0.874% (3 Month USD LIBOR + 75 bps), 10/24/31 (144A)	198,904
2,191,987	Avid Automobile Receivables Trust, Series 2021-1, Class A, 0.61%, 1/15/25 (144A)	2,189,082
1,600,000	Avid Automobile Receivables Trust, Series 2021-1, Class F, 5.16%, 10/16/28 (144A)	1,584,549
6,250,000(a)	Barings Middle Market CLO, Ltd., Series 2018-IA, Class A1, 1.654% (3 Month USD LIBOR + 153 bps), 1/15/31 (144A)	6,217,737
187,500(a)	Battery Park CLO, Ltd., Series 2019-1A, Class X, 0.774% (3 Month USD LIBOR + 65 bps), 7/15/32 (144A)	187,500
3,500,000(a)	BDS, Ltd., Series 2020-FL5, Class C, 2.214% (SOFR30A + 216 bps), 2/16/37 (144A)	3,501,130
343,750(a)	Bean Creek CLO, Ltd., Series 2015-1A, Class XR, 0.732% (3 Month USD LIBOR + 60 bps), 4/20/31 (144A)	343,733
259,420(a)	Bear Stearns Asset Backed Securities Trust, Series 2001-3, Class A1, 1.002% (1 Month USD LIBOR + 90 bps), 10/27/32	258,088
2,722,143	BHG Securitization Trust, Series 2021-B, Class A, 0.90%, 10/17/34 (144A)	2,706,142
2,500,000	BHG Securitization Trust, Series 2021-B, Class C, 2.24%, 10/17/34 (144A)	2,439,490
Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/2120

Schedule of Investments  |  12/31/21
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
3,760,986(a)	Black Diamond CLO, Ltd., Series 2017-1A, Class A1AR, 1.174% (3 Month USD LIBOR + 105 bps), 4/24/29 (144A)	$ 3,760,038
3,895,833	Blackbird Capital Aircraft, Series 2021-1A, Class A, 2.443%, 7/15/46 (144A)	3,845,022
5,167,785(a)	Blackrock DLF VIII-L CLO Trust, Series 2021-1A, Class A, 1.472% (3 Month USD LIBOR + 135 bps), 4/17/32 (144A)	5,167,025
5,000,000(a)	Brightwood Capital MM CLO, Ltd., Series 2020-1A, Class B1, 2.953% (3 Month USD LIBOR + 275 bps), 12/15/28 (144A)	4,997,455
2,000,000(a)	Brightwood Capital MM CLO, Ltd., Series 2020-1A, Class D, 5.603% (3 Month USD LIBOR + 540 bps), 12/15/28 (144A)	1,996,932
9,825,000(a)	BRSP, Ltd., Series 2021-FL1, Class A, 1.254% (1 Month USD LIBOR + 115 bps), 8/19/38 (144A)	9,794,032
4,050,000(a)	BRSP, Ltd., Series 2021-FL1, Class D, 2.804% (1 Month USD LIBOR + 270 bps), 8/19/38 (144A)	4,047,853
3,600,000(a)	BRSP, Ltd., Series 2021-FL1, Class E, 3.554% (1 Month USD LIBOR + 345 bps), 8/19/38 (144A)	3,598,160
2,000,000(a)	BSPRT Issuer, Ltd., Series 2021-FL7, Class D, 2.85% (1 Month USD LIBOR + 275 bps), 12/15/38 (144A)	1,999,998
526,076	BXG Receivables Note Trust, Series 2020-A, Class B, 2.49%, 2/28/36 (144A)	527,935
1,000,000(a)	California Street CLO IX LP, Series 2012-9A, Class XR2, 0.822% (3 Month USD LIBOR + 70 bps), 7/16/32 (144A)	1,000,000
2,878,414	CarNow Auto Receivables Trust, Series 2021-1A, Class A, 0.97%, 10/15/24 (144A)	2,877,963
1,750,000	CarNow Auto Receivables Trust, Series 2021-1A, Class B, 1.38%, 2/17/26 (144A)	1,748,262
1,150,000	CarNow Auto Receivables Trust, Series 2021-1A, Class C, 2.16%, 2/17/26 (144A)	1,147,006
15,386,852	CarNow Auto Receivables Trust, Series 2021-2A, Class A, 0.73%, 9/15/23 (144A)	15,384,878
5,000,000	Carvana Auto Receivables Trust, Series 2020-N1A, Class D, 3.43%, 1/15/26 (144A)	5,121,864
2,000,000	Carvana Auto Receivables Trust, Series 2021-N3, Class N, 2.53%, 6/12/28 (144A)	2,000,311
1,000,000	Carvana Auto Receivables Trust, Series 2021-P2, Class D, 2.02%, 5/10/28	983,616
4,083,964	Carvana Auto Receivables Trust, Series 2021-P2, Class N, 1.88%, 5/10/28 (144A)	4,082,983
4,500,000	Carvana Auto Receivables Trust, Series 2021-P4, Class N, 2.15%, 9/11/28 (144A)	4,500,251
21Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/21

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
532(d)	Centex Home Equity Loan Trust, Series 2003-A, Class AF6, 3.654%, 3/25/33	$ 533
1,500,000(a)	Cerberus Loan Funding XXVIII LP, Series 2020-1A, Class A, 1.974% (3 Month USD LIBOR + 185 bps), 10/15/31 (144A)	1,503,609
7,500,000(d)	CFMT LLC, Series 2020-HB4, Class M4, 4.948%, 12/26/30 (144A)	7,469,221
1,500,000(a)	Churchill Middle Market CLO III, Ltd., Series 2021-1A, Class C, 2.734% (3 Month USD LIBOR + 260 bps), 10/24/33 (144A)	1,498,442
5,000,000(a)	Churchill Middle Market CLO III, Ltd., Series 2021-1A, Class E, 8.294% (3 Month USD LIBOR + 816 bps), 10/24/33 (144A)	4,866,195
16,708,985(a)	CIFC Funding, Ltd., Series 2015-3A, Class AR, 0.994% (3 Month USD LIBOR + 87 bps), 4/19/29 (144A)	16,684,273
6,000,000(a)	CIFC Funding, Ltd., Series 2021-7A, Class X, 1.028% (3 Month USD LIBOR + 90 bps), 1/23/35 (144A)	5,998,482
622,050	CIG Auto Receivables Trust, Series 2020-1A, Class A, 0.68%, 10/12/23 (144A)	622,231
3,431,047	CIG Auto Receivables Trust, Series 2021-1A, Class A, 0.69%, 4/14/25 (144A)	3,425,319
3,770,000	CIG Auto Receivables Trust, Series 2021-1A, Class C, 1.79%, 4/12/27 (144A)	3,748,992
1,204,765(a)	CIM Small Business Loan Trust, Series 2018-1A, Class A, 1.504% (1 Month USD LIBOR + 140 bps), 3/20/43 (144A)	1,195,527
10,000,000(a)	Citibank Credit Card Issuance Trust, Series 2017-A7, Class A7, 0.473% (1 Month USD LIBOR + 37 bps), 8/8/24	10,017,228
515,000(a)	Citibank Credit Card Issuance Trust, Series 2018-A4, Class A4, 0.444% (1 Month USD LIBOR + 34 bps), 6/7/25	516,636
8,673,080	Commercial Equipment Finance LLC, Series 2021-A, Class A, 2.05%, 2/16/27 (144A)	8,652,316
652,558	Commonbond Student Loan Trust, Series 2016-B, Class A1, 2.73%, 10/25/40 (144A)	661,588
141,612(a)	Commonbond Student Loan Trust, Series 2016-B, Class A2, 1.553% (1 Month USD LIBOR + 145 bps), 10/25/40 (144A)	142,753
1,254,078(a)	Commonbond Student Loan Trust, Series 2017-AGS, Class A2, 0.952% (1 Month USD LIBOR + 85 bps), 5/25/41 (144A)	1,253,962
2,076,989(a)	Commonbond Student Loan Trust, Series 2017-BGS, Class A2, 0.758% (1 Month USD LIBOR + 65 bps), 9/25/42 (144A)	2,065,011
Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/2122

Schedule of Investments  |  12/31/21
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
90,650	Commonbond Student Loan Trust, Series 2017-BGS, Class C, 4.44%, 9/25/42 (144A)	$ 93,490
1,703,053(a)	Commonbond Student Loan Trust, Series 2018-AGS, Class A2, 0.603% (1 Month USD LIBOR + 50 bps), 2/25/44 (144A)	1,694,281
3,419,027(a)	Commonbond Student Loan Trust, Series 2018-BGS, Class A2, 0.672% (1 Month USD LIBOR + 57 bps), 9/25/45 (144A)	3,401,720
2,171,679(a)	Commonbond Student Loan Trust, Series 2018-CGS, Class A2, 0.903% (1 Month USD LIBOR + 80 bps), 2/25/46 (144A)	2,167,417
4,287,448(a)	Commonbond Student Loan Trust, Series 2019-AGS, Class A2, 1.002% (1 Month USD LIBOR + 90 bps), 1/25/47 (144A)	4,297,601
580,876	Conn's Receivables Funding LLC, Series 2020-A, Class A, 1.71%, 6/16/25 (144A)	581,497
1,469,601	Conn's Receivables Funding LLC, Series 2020-A, Class C, 4.20%, 6/16/25 (144A)	1,475,705
9,832,514	Conn's Receivables Funding LLC, Series 2021-A, Class A, 1.05%, 5/15/26 (144A)	9,825,499
10,600,000	Conn's Receivables Funding LLC, Series 2021-A, Class B, 2.87%, 5/15/26 (144A)	10,568,081
2,848,088	Consumer Loan Underlying Bond Club Certiﬁcate Issuer Trust, Series 2019-HP1, Class A, 2.59%, 12/15/26 (144A)	2,857,907
4,470,000	Continental Credit Card ABS LLC, Series 2019-1A, Class B, 4.95%, 8/15/26 (144A)	4,616,224
5,000,000	Credit Acceptance Auto Loan Trust, Series 2020-1A, Class C, 2.59%, 6/15/29 (144A)	5,084,534
4,520,517	Credito Real USA Auto Receivables Trust, Series 2021-1A, Class A, 1.35%, 2/16/27 (144A)	4,511,147
7,870,000	Credito Real USA Auto Receivables Trust, Series 2021-1A, Class B, 2.87%, 2/16/27 (144A)	7,776,593
1,350,000	Crossroads Asset Trust, Series 2021-A, Class B, 1.12%, 6/20/25 (144A)	1,341,072
500,000	Crossroads Asset Trust, Series 2021-A, Class D, 2.52%, 1/20/26 (144A)	492,633
578,160(a)	CWHEQ Revolving Home Equity Loan Resuritization Trust Series, Series 2006-RES, Class 4N1A, 0.39% (1 Month USD LIBOR + 28 bps), 2/15/34 (144A)	575,494
315,732	Dell Equipment Finance Trust, Series 2020-1, Class A2, 2.26%, 6/22/22 (144A)	316,241
84	Delta Funding Home Equity Loan Trust, Series 1997-2, Class A6, 7.04%, 6/25/27	76
23Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/21

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
7,712,000	Discover Card Execution Note Trust, Series 2019-A1, Class A1, 3.04%, 7/15/24	$ 7,718,415
8,000,000(a)	Donlen Fleet Lease Funding 2 LLC, Series 2021-2, Class A1, 0.431% (1 Month USD LIBOR + 33 bps), 12/11/34 (144A)	8,004,304
862,683(a)	DRB Prime Student Loan Trust, Series 2017-A, Class A1, 0.953% (1 Month USD LIBOR + 85 bps), 5/27/42 (144A)	862,867
937,500(a)	Dryden 80 CLO, Ltd., Series 2019-80A, Class X, 1.022% (3 Month USD LIBOR + 90 bps), 1/17/33 (144A)	937,453
4,900,000(a)	Ellington CLO III, Ltd., Series 2018-3A, Class B, 2.132% (3 Month USD LIBOR + 200 bps), 7/20/30 (144A)	4,897,530
1,500,000(a)	Ellington CLO III, Ltd., Series 2018-3A, Class C, 2.382% (3 Month USD LIBOR + 225 bps), 7/20/30 (144A)	1,488,131
5,412,816(a)	Ellington CLO IV, Ltd., Series 2019-4A, Class AR, 1.704% (3 Month USD LIBOR + 158 bps), 4/15/29 (144A)	5,411,447
7,000,000(a)	Ellington CLO IV, Ltd., Series 2019-4A, Class BR, 2.124% (3 Month USD LIBOR + 200 bps), 4/15/29 (144A)	6,996,472
3,362,500(a)	Ellington CLO IV, Ltd., Series 2019-4A, Class CR, 2.874% (3 Month USD LIBOR + 275 bps), 4/15/29 (144A)	3,360,795
1,375,000(a)	Elmwood CLO IV, Ltd., Series 2020-1A, Class X, 0.824% (3 Month USD LIBOR + 70 bps), 4/15/33 (144A)	1,375,000
1,763,374	Encina Equipment Finance LLC, Series 2021-1A, Class A1, 0.50%, 9/15/25 (144A)	1,763,606
509,800	FCI Funding LLC, Series 2019-1A, Class A, 3.63%, 2/18/31 (144A)	511,807
6,301,634	FCI Funding LLC, Series 2021-1A, Class A, 1.13%, 4/15/33 (144A)	6,267,794
4,726,226	FCI Funding LLC, Series 2021-1A, Class B, 1.53%, 4/15/33 (144A)	4,703,944
3,278,442	FHF Trust, Series 2020-1A, Class A, 2.59%, 12/15/23 (144A)	3,293,120
7,518,882	FHF Trust, Series 2021-1A, Class A, 1.27%, 3/15/27 (144A)	7,470,530
4,202,074	FHF Trust, Series 2021-2A, Class A, 0.83%, 12/15/26 (144A)	4,172,804
2,500,000(d)	Finance of America HECM Buyout, Series 2021-HB1, Class M3, 3.64%, 2/25/31 (144A)	2,477,545
Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/2124

Schedule of Investments  |  12/31/21
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
13,566(a)	First Franklin Mortgage Loan Trust, Series 2004-FF4, Class M1, 0.957% (1 Month USD LIBOR + 86 bps), 6/25/34	$ 13,589
5,000,000(a)	Fort Washington CLO, Series 2019-1A, Class AR, 1.262% (3 Month USD LIBOR + 113 bps), 10/20/32 (144A)	4,998,745
8,250,000(a)	Fortress Credit Opportunities IX CLO, Ltd., Series 2017-9A, Class A1TR, 1.672% (3 Month USD LIBOR + 155 bps), 10/15/33 (144A)	8,247,789
2,750,000(a)	Fortress Credit Opportunities VI CLO, Ltd., Series 2015-6A, Class A1TR, 1.481% (3 Month USD LIBOR + 136 bps), 7/10/30 (144A)	2,752,137
8,398,199	Foundation Finance Trust, Series 2021-1A, Class A, 1.27%, 5/15/41 (144A)	8,264,865
4,500,000	Foundation Finance Trust, Series 2021-2A, Class A, 2.19%, 1/15/42 (144A)	4,483,458
2,500,000	Foursight Capital Automobile Receivables Trust, Series 2020-1, Class B, 2.27%, 2/18/25 (144A)	2,522,053
1,300,000	Freed ABS Trust, Series 2021-1CP, Class C, 2.83%, 3/20/28 (144A)	1,301,574
3,866,846	Freed ABS Trust, Series 2021-2, Class A, 0.68%, 6/19/28 (144A)	3,863,515
6,000,000	Freed ABS Trust, Series 2021-2, Class C, 1.94%, 6/19/28 (144A)	6,006,439
2,597,767	Freed ABS Trust, Series 2021-3FP, Class A, 0.62%, 11/20/28 (144A)	2,595,445
1,000,000	Freed ABS Trust, Series 2021-3FP, Class D, 2.37%, 11/20/28 (144A)	984,371
12,000,000	Genesis Sales Finance Master Trust, Series 2021-AA, Class A, 1.20%, 12/21/26 (144A)	11,839,909
1,000,000	Genesis Sales Finance Master Trust, Series 2021-AA, Class D, 2.09%, 12/21/26 (144A)	986,735
2,109,505	GLS Auto Receivables Issuer Trust, Series 2019-3A, Class B, 2.72%, 6/17/24 (144A)	2,122,014
72,732	GLS Auto Receivables Trust, Series 2018-1A, Class B, 3.52%, 8/15/23 (144A)	72,821
1,200,622	Gold Key Resorts LLC, Series 2014-A, Class B, 3.72%, 3/17/31 (144A)	1,211,884
500,000(a)	Goldentree Loan Management US CLO 1, Ltd., Series 2017-1A, Class ER2, 6.632% (3 Month USD LIBOR + 650 bps), 4/20/34 (144A)	496,141
3,000,000(a)	Golub Capital Partners CLO 24M-R, Ltd., Series 2015-24A, Class AR, 1.74% (3 Month USD LIBOR + 160 bps), 11/5/29 (144A)	3,001,587
25Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/21

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
1,821,000(a)	Golub Capital Partners CLO 25M, Ltd., Series 2015-25A, Class AR, 1.52% (3 Month USD LIBOR + 138 bps), 5/5/30 (144A)	$ 1,824,203
10,000,000(a)	Golub Capital Partners CLO 34M, Ltd., Series 2017-34A, Class AR, 1.84% (3 Month USD LIBOR + 170 bps), 3/14/31 (144A)	10,012,880
5,000,000(a)	Golub Capital Partners CLO 46M, Ltd., Series 2019-46A, Class A1A, 1.934% (3 Month USD LIBOR + 180 bps), 4/20/32 (144A)	4,999,065
2,499,902(a)	Gracie Point International Funding, Series 2020-B, Class A, 1.502% (1 Month USD LIBOR + 140 bps), 5/2/23 (144A)	2,512,028
3,000,000(a)	Gracie Point International Funding, Series 2020-B, Class B, 2.502% (1 Month USD LIBOR + 240 bps), 5/2/23 (144A)	3,015,209
9,998,416(a)	Gracie Point International Funding, Series 2021-1A, Class A, 0.852% (1 Month USD LIBOR + 75 bps), 11/1/23 (144A)	10,017,853
1,889,000(a)	Gracie Point International Funding, Series 2021-1A, Class C, 2.502% (1 Month USD LIBOR + 240 bps), 11/1/23 (144A)	1,888,125
4,400,000(a)	Great Lakes CLO VI LLC, Series 2021-6A, Class AX, 1.418% (3 Month USD LIBOR + 120 bps), 1/15/34 (144A)	4,398,878
522,222(a)	Greywolf CLO III, Ltd., Series 2020-3RA, Class XR, 0.628% (3 Month USD LIBOR + 50 bps), 4/15/33 (144A)	522,222
416,667(a)	Harbor Park CLO 18-1, Ltd., Series 2018-1A, Class X, 1.032% (3 Month USD LIBOR + 90 bps), 1/20/31 (144A)	416,667
5,286,750	HOA Funding LLC - HOA, Series 2021-1A, Class A2, 4.723%, 8/20/51 (144A)	5,327,093
2,050,000	HOA Funding LLC - HOA, Series 2021-1A, Class B, 7.432%, 8/20/51 (144A)	2,061,125
8,012(a)	Home Equity Asset Trust, Series 2005-7, Class M1, 0.777% (1 Month USD LIBOR + 68 bps), 1/25/36	8,011
4,000,000(a)	ICG US CLO, Ltd., Series 2017-1A, Class ERR, 7.496% (3 Month USD LIBOR + 736 bps), 7/28/34 (144A)	3,931,148
10,549,589(a)	Invitation Homes Trust, Series 2018-SFR1, Class A, 0.809% (1 Month USD LIBOR + 70 bps), 3/17/37 (144A)	10,549,588
3,999,426(a)	Invitation Homes Trust, Series 2018-SFR1, Class B, 1.059% (1 Month USD LIBOR + 95 bps), 3/17/37 (144A)	3,996,150
Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/2126

Schedule of Investments  |  12/31/21
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
1,749,725(a)	Invitation Homes Trust, Series 2018-SFR2, Class C, 1.39% (1 Month USD LIBOR + 128 bps), 6/17/37 (144A)	$ 1,748,056
5,000,000(a)	IVY Hill Middle Market Credit Fund XII, Ltd., Series 12A, Class A1TR, 1.732% (3 Month USD LIBOR + 160 bps), 7/20/33 (144A)	4,998,735
2,656,219	JPMorgan Chase Bank N.A. - CACLN, Series 2020-1, Class B, 0.991%, 1/25/28 (144A)	2,656,693
6,634,650	JPMorgan Chase Bank N.A. - CACLN, Series 2021-1, Class B, 0.875%, 9/25/28 (144A)	6,611,914
1,524,495	JPMorgan Chase Bank N.A. - CACLN, Series 2021-1, Class C, 1.024%, 9/25/28 (144A)	1,518,617
4,000,000	JPMorgan Chase Bank N.A. - CACLN, Series 2021-1, Class F, 4.28%, 9/25/28 (144A)	3,985,686
7,309,888	JPMorgan Chase Bank N.A. - CACLN, Series 2021-2, Class B, 0.889%, 12/26/28 (144A)	7,272,519
1,375,979	JPMorgan Chase Bank N.A. - CACLN, Series 2021-2, Class D, 1.138%, 12/26/28 (144A)	1,370,331
215,146(a)	KVK CLO, Ltd., Series 2018-1A, Class A, 1.09% (3 Month USD LIBOR + 93 bps), 5/20/29 (144A)	215,009
15,000,000(a)	KVK CLO, Ltd., Series 2018-1A, Class B, 1.81% (3 Month USD LIBOR + 165 bps), 5/20/29 (144A)	14,954,805
2,733,282(a)	Laurel Road Prime Student Loan Trust, Series 2017-C, Class A1, 0.652% (1 Month USD LIBOR + 55 bps), 11/25/42 (144A)	2,726,813
225,000(a)	LCM 28, Ltd., Series 28A, Class X, 1.032% (3 Month USD LIBOR + 90 bps), 10/20/30 (144A)	224,989
8,000,000(a)	LCM XVIII LP, Series 18A, Class A1R, 1.152% (3 Month USD LIBOR + 102 bps), 4/20/31 (144A)	7,989,496
265,506(a)	Lehman XS Trust Series, Series 2005-4, Class 1A3, 0.902% (1 Month USD LIBOR + 80 bps), 10/25/35	265,769
3,893,380	Lending Point Asset Securitization Trust, Series 2020-1, Class C, 4.143%, 2/10/26 (144A)	3,903,941
15,362,139	Lendingpoint Asset Securitization Trust, Series 2021-A, Class A, 1.00%, 12/15/28 (144A)	15,323,236
7,466,222+	LFS LLC, Series 2021-A, Class A, 2.46%, 4/15/33 (144A)	7,431,956
12,399,065	LFS LLC, Series 2021-B, Class A, 2.40%, 12/15/33 (144A)	12,359,388
968,946	LL ABS Trust, Series 2020-1A, Class A, 2.33%, 1/17/28 (144A)	972,032
2,824,564(a)	LoanCore Issuer, Ltd., Series 2019-CRE2, Class A, 1.24% (1 Month USD LIBOR + 113 bps), 5/15/36 (144A)	2,821,464
27Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/21

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
1,672,675	Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A, 2.636%, 10/15/46 (144A)	$ 1,663,618
3,722,130(a)	M360 LLC, Series 2019-CRE2, Class A, 1.564% (SOFR30A + 151 bps), 9/15/34 (144A)	3,706,289
1,100,000(a)	Madison Park Funding XLV, Ltd., Series 2020-45A, Class ER, 6.474% (3 Month USD LIBOR + 635 bps), 7/15/34 (144A)	1,089,953
245,140(a)	Magnetite VII, Ltd., Series 2012-7A, Class A1R2, 0.924% (3 Month USD LIBOR + 80 bps), 1/15/28 (144A)	245,450
2,402,097	Marlette Funding Trust, Series 2021-2A, Class A, 0.51%, 9/15/31 (144A)	2,396,854
2,500,000(a)	MCF CLO VII LLC, Series 2017-3A, Class ER, 9.282% (3 Month USD LIBOR + 915 bps), 7/20/33 (144A)	2,440,998
5,250,000	Mercury Financial Credit Card Master Trust, Series 2021-1A, Class A, 1.54%, 3/20/26 (144A)	5,245,227
7,000,000	Mercury Financial Credit Card Master Trust, Series 2021-1A, Class B, 2.33%, 3/20/26 (144A)	6,941,000
133,575(a)	Merrill Lynch Mortgage Investors Trust Series, Series 2004-OPT1, Class A1B, 0.962% (1 Month USD LIBOR + 86 bps), 6/25/35	133,159
9,000,000(a)	MF1, Ltd., Series 2020-FL4, Class A, 1.864% (SOFR30A + 181 bps), 11/15/35 (144A)	9,031,622
9,000,000(a)	MF1, Ltd., Series 2021-FL6, Class E, 3.058% (1 Month USD LIBOR + 295 bps), 7/16/36 (144A)	8,961,180
2,550,000(a)	MF1, Ltd., Series 2021-FL7, Class D, 2.653% (1 Month USD LIBOR + 255 bps), 10/16/36 (144A)	2,524,740
3,300,000(a)	MF1, Ltd., Series 2021-FL7, Class E, 2.903% (1 Month USD LIBOR + 280 bps), 10/16/36 (144A)	3,250,939
3,500,000	Mission Lane Credit Card Master Trust, Series 2021-A, Class A, 1.59%, 9/15/26 (144A)	3,475,294
4,000,000	Mission Lane Credit Card Master Trust, Series 2021-A, Class B, 2.24%, 9/15/26 (144A)	3,979,364
9,000,000(a)	MJX Venture Management II LLC, Series 2014-18RR, Class A, 1.344% (3 Month USD LIBOR + 122 bps), 10/16/29 (144A)	9,015,219
61,329	MMAF Equipment Finance LLC, Series 2019-B, Class A2, 2.07%, 10/12/22 (144A)	61,362
1,100,000(a)	Monroe Capital MML CLO VII, Ltd., Series 2018-2A, Class D, 4.21% (3 Month USD LIBOR + 405 bps), 11/22/30 (144A)	1,093,263
293,210(a)	Morgan Stanley Home Equity Loan Trust, Series 2006-2, Class A4, 0.662% (1 Month USD LIBOR + 56 bps), 2/25/36	291,999
Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/2128

Schedule of Investments  |  12/31/21
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
3,533,324	MVW LLC, Series 2021-1WA, Class A, 1.14%, 1/22/41 (144A)	$ 3,465,807
1,596,481	MVW Owner Trust, Series 2019-1A, Class A, 2.89%, 11/20/36 (144A)	1,618,661
1,840,799(a)	National Collegiate Trust, Series 2007-A, Class A, 0.40% (1 Month USD LIBOR + 30 bps), 5/25/31 (144A)	1,811,503
4,571,776(a)	Navient Student Loan Trust, Series 2021-1A, Class A1B, 0.702% (1 Month USD LIBOR + 60 bps), 12/26/69 (144A)	4,574,386
4,000,000(a)	Navistar Financial Dealer Note Master Trust, Series 2020-1, Class A, 1.052% (1 Month USD LIBOR + 95 bps), 7/25/25 (144A)	4,014,155
1,000,000(a)	Navistar Financial Dealer Note Master Trust, Series 2020-1, Class C, 2.252% (1 Month USD LIBOR + 215 bps), 7/25/25 (144A)	1,007,175
751,048	Nelnet Private Education Loan Trust, Series 2016-A, Class A1B, 3.60%, 12/26/40 (144A)	759,033
6,641,824(a)	Nelnet Student Loan Trust, Series 2005-2, Class A5, 0.314% (3 Month USD LIBOR + 10 bps), 3/23/37	6,535,668
11,575,938	Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36%, 4/20/62 (144A)	11,374,383
1,364,383	Nelnet Student Loan Trust, Series 2021-A, Class APT2, 1.36%, 4/20/62 (144A)	1,338,559
6,947,062(a)	Nelnet Student Loan Trust, Series 2021-DA, Class AFL, 0.794% (1 Month USD LIBOR + 69 bps), 4/20/62 (144A)	6,940,499
4,500,000(a)	Neuberger Berman CLO XXI, Ltd., Series 2016-21A, Class XR2, 1.032% (3 Month USD LIBOR + 90 bps), 4/20/34 (144A)	4,498,870
1,375,000(a)	Neuberger Berman CLO XXII, Ltd., Series 2016-22A, Class XR, 1.022% (3 Month USD LIBOR + 90 bps), 10/17/30 (144A)	1,375,000
2,366,263(a)	Newtek Small Business Loan Trust, Series 2017-1, Class A, 2.108% (1 Month USD LIBOR + 200 bps), 2/25/43 (144A)	2,369,889
3,331,489(a)	Newtek Small Business Loan Trust, Series 2018-1, Class A, 2.70% (PRIME - 55 bps), 2/25/44 (144A)	3,340,413
2,562,684(a)	Newtek Small Business Loan Trust, Series 2018-1, Class B, 4.00% (PRIME + 75 bps), 2/25/44 (144A)	2,574,812
7,712,736(a)	Newtek Small Business Loan Trust, Series 2019-1, Class A, 2.35% (PRIME - 90 bps), 12/25/44 (144A)	7,685,133
1,645,384(a)	Newtek Small Business Loan Trust, Series 2019-1, Class B, 3.50% (PRIME + 25 bps), 12/25/44 (144A)	1,643,417
29Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/21

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
5,055,965(a)	Newtek Small Business Loan Trust, Series 2021-1, Class A, 1.854% (1 Month USD LIBOR + 175 bps), 12/25/48 (144A)	$ 5,055,965
522,335	NMEF Funding LLC, Series 2019-A, Class A, 2.73%, 8/17/26 (144A)	522,767
1,800,000	NMEF Funding LLC, Series 2019-A, Class C, 3.30%, 8/17/26 (144A)	1,819,619
103,375(a)	NovaStar Mortgage Funding Trust Series, Series 2003-1, Class A2, 0.882% (1 Month USD LIBOR + 78 bps), 5/25/33	100,038
4,169,238	Oasis LLC, Series 2020-1A, Class A, 3.82%, 1/15/32 (144A)	4,170,879
2,741,530	Oasis LLC, Series 2020-2A, Class A, 4.262%, 5/15/32 (144A)	2,752,418
5,148,604	Oasis Securitization Funding LLC, Series 2021-1A, Class A, 2.579%, 2/15/33 (144A)	5,149,637
12,571,199	Oasis Securitization Funding LLC, Series 2021-2A, Class A, 2.143%, 10/15/33 (144A)	12,547,629
6,400,000	Oasis Securitization Funding LLC, Series 2021-2A, Class B, 5.147%, 10/15/33 (144A)	6,387,830
750,000(a)	Octagon Investment Partners XXI, Ltd., Series 2014-1A, Class XR3, 0.806% (3 Month USD LIBOR + 65 bps), 2/14/31 (144A)	749,812
812,500(a)	Octagon Investment Partners XXII, Ltd., Series 2014-1A, Class XRR, 0.778% (3 Month USD LIBOR + 65 bps), 1/22/30 (144A)	812,500
3,938,435	Octane Receivables Trust, Series 2020-1A, Class A, 1.71%, 2/20/25 (144A)	3,950,382
7,606,437	Octane Receivables Trust, Series 2021-1A, Class A, 0.93%, 3/22/27 (144A)	7,568,617
2,750,000	Octane Receivables Trust, Series 2021-1A, Class C, 2.23%, 11/20/28 (144A)	2,723,816
1,750,000(a)	OHA Credit Funding 5, Ltd., Series 2020-5A, Class X, 0.672% (3 Month USD LIBOR + 55 bps), 4/18/33 (144A)	1,750,000
387,176	OneMain Financial Issuance Trust, Series 2019-1A, Class A, 3.48%, 2/14/31 (144A)	387,331
170,000	OneMain Financial Issuance Trust, Series 2019-1A, Class B, 3.79%, 2/14/31 (144A)	170,140
7,605,000(a)	OneMain Financial Issuance Trust, Series 2021-1A, Class A2, 0.81% (SOFR30A + 76 bps), 6/16/36 (144A)	7,608,787
6,000,000	Oportun Funding XIV LLC, Series 2021-A, Class B, 1.76%, 3/8/28 (144A)	5,986,058
Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/2130

Schedule of Investments  |  12/31/21
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
3,000,000	Oportun Funding XIV LLC, Series 2021-A, Class D, 5.40%, 3/8/28 (144A)	$ 3,019,168
10,000,000	Oportun Issuance Trust, Series 2021-C, Class A, 2.18%, 10/8/31 (144A)	9,938,414
2,700,000	Oscar US Funding X LLC, Series 2019-1A, Class A4, 3.27%, 5/10/26 (144A)	2,770,270
4,000,000(a)	OSD CLO, Ltd., Series 2021-23A, Class D, 2.96% (3 Month USD LIBOR + 295 bps), 4/17/31 (144A)	4,000,000
5,000,000(a)	Owl Rock CLO I, Ltd., Series 2019-1A, Class B, 2.86% (3 Month USD LIBOR + 270 bps), 5/20/31 (144A)	4,996,635
11,000,000(a)	Owl Rock CLO II, Ltd., Series 2019-2A, Class ALR, 1.682% (3 Month USD LIBOR + 155 bps), 4/20/33 (144A)	10,964,580
2,000,000(a)	Owl Rock CLO IV, Ltd., Series 2020-4A, Class A1R, 1.742% (3 Month USD LIBOR + 160 bps), 8/20/33 (144A)	2,002,206
2,625,000(a)	OZLM XXIII, Ltd., Series 2019-23A, Class X, 1.024% (3 Month USD LIBOR + 90 bps), 4/15/34 (144A)	2,624,341
728,746	Pagaya AI Debt Selection Trust, Series 2020-3, Class A, 2.10%, 5/17/27 (144A)	731,465
5,796,569	Pagaya AI Debt Selection Trust, Series 2021-1, Class A, 1.18%, 11/15/27 (144A)	5,782,907
4,000,000(a)	Palmer Square Loan Funding, Ltd., Series 2020-4A, Class C, 3.78% (3 Month USD LIBOR + 360 bps), 11/25/28 (144A)	3,999,356
1,250,000(a)	Palmer Square Loan Funding, Ltd., Series 2021-2A, Class D, 5.16% (3 Month USD LIBOR + 500 bps), 5/20/29 (144A)	1,240,796
4,400,000(a)	Parallel, Ltd., Series 2021-1A, Class D, 3.574% (3 Month USD LIBOR + 345 bps), 7/15/34 (144A)	4,368,087
2,791,068	Pawnee Equipment Receivables Series LLC, Series 2019-1, Class A2, 2.29%, 10/15/24 (144A)	2,807,872
1,668,889	Pawnee Equipment Receivables Series LLC, Series 2020-1, Class A, 1.37%, 11/17/25 (144A)	1,673,752
3,250,000	Pawneee Equipment Receivables Series LLC, Series 2021-1, Class D, 2.75%, 7/15/27 (144A)	3,221,009
5,339,795	PEAR LLC, Series 2020-1, Class A, 3.75%, 12/15/32 (144A)	5,325,770
13,850,000	PEAR LLC, Series 2021-1, Class A, 2.60%, 1/15/34 (144A)	13,821,035
2,500,000	PFS Financing Corp., Series 2021-A, Class A, 0.71%, 4/15/26 (144A)	2,464,778
16,117,000(a)	PNMAC GMSR Issuer Trust, Series 2018-GT2, Class A, 2.752% (1 Month USD LIBOR + 265 bps), 8/25/25 (144A)	16,134,313
31Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/21

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
9,834,353(a)	Prodigy Finance CM2021-1 DAC, Series 2021-1A, Class A, 1.352% (1 Month USD LIBOR + 125 bps), 7/25/51 (144A)	$ 9,832,012
3,500,000	Purchasing Power Funding LLC, Series 2021-A, Class A, 1.57%, 10/15/25 (144A)	3,482,934
4,860,000	Purchasing Power Funding LLC, Series 2021-A, Class C, 2.53%, 10/15/25 (144A)	4,833,741
2,310,000	Purchasing Power Funding LLC, Series 2021-A, Class D, 4.37%, 10/15/25 (144A)	2,311,627
3,473,543(a)	RAAC Series Trust, Series 2006-RP1, Class M2, 1.302% (1 Month USD LIBOR + 120 bps), 10/25/45 (144A)	3,499,002
94,234(a)	RAMP Series Trust, Series 2005-EFC6, Class M2, 0.747% (1 Month USD LIBOR + 43 bps), 11/25/35	94,206
164,877(a)	RASC Series Trust, Series 2005-KS1, Class M1, 0.777% (1 Month USD LIBOR + 45 bps), 2/25/35	164,902
7,261,799(a)	ReadyCap Lending Small Business Loan Trust, Series 2019-2, Class A, 2.75% (PRIME - 50 bps), 12/27/44 (144A)	7,118,479
4,500,000(a)	Regatta VI Funding, Ltd., Series 2016-1A, Class XR, 0.932% (3 Month USD LIBOR + 80 bps), 4/20/34 (144A)	4,498,870
4,500,000(a)	Regatta VII Funding, Ltd., Series 2016-1A, Class X, 1.064% (3 Month USD LIBOR + 85 bps), 6/20/34 (144A)	4,498,870
5,000,000(a)	Regatta XXIII Funding, Ltd., Series 2021-4A, Class X, 1.06% (3 Month USD LIBOR + 95 bps), 1/20/35 (144A)	5,000,000
7,500,000	Regional Management Issuance Trust, Series 2021-2, Class A, 1.90%, 8/15/33 (144A)	7,346,406
9,660,000	Republic Finance Issuance Trust, Series 2021-A, Class A, 2.30%, 12/22/31 (144A)	9,652,516
7,500,000(a)+	Rosy Blue Carat S.A., Series 2018-1, Class A2, 3.376% (1 Month USD LIBOR + 325 bps), 12/15/25 (144A)	7,200,000
14,208(a)	Salomon Mortgage Loan Trust Series, Series 2001-CB4, Class 1A1, 0.992% (1 Month USD LIBOR + 90 bps), 11/25/33	14,204
4,250,000	Santander Bank NA - SBCLN, Series 2021-1A, Class B, 1.833%, 12/15/31 (144A)	4,245,015
3,960,819	Santander Consumer Auto Receivables Trust, Series 2021-BA, Class B, 1.45%, 10/16/28 (144A)	3,971,733
1,863,902	Santander Consumer Auto Receivables Trust, Series 2021-CA, Class B, 1.44%, 4/17/28 (144A)	1,866,324
1,757,000	Santander Consumer Auto Receivables Trust, Series 2021-CA, Class C, 2.97%, 6/15/28 (144A)	1,780,265
Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/2132

Schedule of Investments  |  12/31/21
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
1,576,927	SCF Equipment Leasing LLC, Series 2019-2A, Class A1, 2.22%, 6/20/24 (144A)	$ 1,579,764
1,500,000	SCF Equipment Leasing LLC, Series 2021-1A, Class A3, 0.83%, 8/21/28 (144A)	1,494,769
2,499(a)	Securitized Asset Backed Receivables LLC Trust, Series 2005-OP2, Class M1, 0.747% (1 Month USD LIBOR + 65 bps), 10/25/35	2,499
100,985(a)	Security National Mortgage Loan Trust, Series 2007-1A, Class 2A, 0.452% (1 Month USD LIBOR + 35 bps), 4/25/37 (144A)	100,956
960,262	Sierra Timeshare Receivables Funding LLC, Series 2021-1A, Class A, 0.99%, 11/20/37 (144A)	952,138
1,056,288	Sierra Timeshare Receivables Funding LLC, Series 2021-1A, Class D, 3.17%, 11/20/37 (144A)	1,052,542
1,600,000(a)	Silver Rock CLO II, Ltd., Series 2021-2A, Class X, 1.291% (3 Month USD LIBOR + 105 bps), 1/20/35 (144A)	1,600,126
5,750,708(a)	SLM Private Credit Student Loan Trust, Series 2007-A, Class A4A, 0.443% (3 Month USD LIBOR + 24 bps), 12/16/41	5,668,470
12,102,106(a)	SLM Student Loan Trust, Series 2006-10, Class A6, 0.274% (3 Month USD LIBOR + 15 bps), 3/25/44	11,890,032
677,808	Small Business Lending Trust, Series 2020-A, Class A, 2.62%, 12/15/26 (144A)	678,436
1,500,000	Small Business Lending Trust, Series 2020-A, Class B, 3.20%, 12/15/26 (144A)	1,504,875
1,000,000	Small Business Lending Trust, Series 2020-A, Class C, 5.01%, 12/15/26 (144A)	1,001,806
1,042,465	Sofi Consumer Loan Program Trust, Series 2018-1, Class B, 3.65%, 2/25/27 (144A)	1,048,537
812,231(a)	Sofi Professional Loan Program LLC, Series 2016-A, Class A1, 1.852% (1 Month USD LIBOR + 175 bps), 8/25/36 (144A)	814,087
467,673(a)	Sofi Professional Loan Program LLC, Series 2016-B, Class A1, 1.303% (1 Month USD LIBOR + 120 bps), 6/25/33 (144A)	468,965
1,162,646(a)	Soﬁ Professional Loan Program LLC, Series 2016-C, Class A1, 1.203% (1 Month USD LIBOR + 110 bps), 10/27/36 (144A)	1,165,499
396,899(a)	Sofi Professional Loan Program LLC, Series 2016-E, Class A1, 0.953% (1 Month USD LIBOR + 85 bps), 7/25/39 (144A)	397,276
203,740(a)	Sofi Professional Loan Program LLC, Series 2017-C, Class A1, 0.703% (1 Month USD LIBOR + 60 bps), 7/25/40 (144A)	203,794
33Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/21

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
564,743(a)	Sofi Professional Loan Program LLC, Series 2018-A, Class A1, 0.453% (1 Month USD LIBOR + 35 bps), 2/25/42 (144A)	$ 562,469
805,722(a)	SoFi Professional Loan Program LLC, Series 2015-D, Class A1, 1.602% (1 Month USD LIBOR + 150 bps), 10/27/36 (144A)	807,028
282,887(a)	SoFi Professional Loan Program LLC, Series 2016-D, Class A1, 1.053% (1 Month USD LIBOR + 95 bps), 1/25/39 (144A)	283,967
178,297(a)	SoFi Professional Loan Program LLC, Series 2017-A, Class A1, 0.803% (1 Month USD LIBOR + 70 bps), 3/26/40 (144A)	178,467
133,794(a)	SoFi Professional Loan Program LLC, Series 2017-E, Class A1, 0.603% (1 Month USD LIBOR + 50 bps), 11/26/40 (144A)	133,823
5,500,000(a)	Sound Point CLO V-R LTD, Series 2014-1RA, Class D, 3.222% (3 Month USD LIBOR + 310 bps), 7/18/31 (144A)	5,248,897
3,000,000(a)	Sound Point CLO XVI, Ltd., Series 2017-2A, Class D, 3.724% (3 Month USD LIBOR + 360 bps), 7/25/30 (144A)	2,910,303
2,973,242	SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.97%, 9/25/37 (144A)	2,958,900
4,875,000(a)	STAR Trust, Series 2021-SFR2, Class A, 1.052% (1 Month USD LIBOR + 95 bps), 1/17/24 (144A)	4,874,123
6,250,000(a)	STAR Trust, Series 2021-SFR2, Class E, 2.102% (1 Month USD LIBOR + 200 bps), 1/17/24 (144A)	6,249,952
3,306,507	Stonepeak ABS, Series 2021-1A, Class AA, 2.301%, 2/28/33 (144A)	3,270,724
10,710(a)	Structured Asset Securities Corp. Mortgage Loan Trust, Series 2005-NC2, Class M4, 0.807% (1 Month USD LIBOR + 71 bps), 5/25/35	10,713
9,000,000(a)	STWD, Ltd., Series 2021-FL2, Class A, 1.309% (1 Month USD LIBOR + 120 bps), 4/18/38 (144A)	8,997,169
6,000,000(a)	STWD, Ltd., Series 2021-SIF1, Class A, 1.624% (3 Month USD LIBOR + 150 bps), 4/15/32 (144A)	6,000,000
1,500,000(a)	STWD, Ltd., Series 2021-SIF1, Class C, 2.474% (3 Month USD LIBOR + 235 bps), 4/15/32 (144A)	1,500,000
12,000,000(a)	STWD, Ltd., Series 2021-SIF2A, Class A1, 0.001% (3 Month U.S. Treasury Floating Rate + 155 bps), 1/15/33 (144A)	12,000,000
4,000,000(a)	STWD, Ltd., Series 2021-SIF2A, Class D, 0.001% (3 Month U.S. Treasury Floating Rate + 385 bps), 1/15/33 (144A)	4,000,000
Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/2134

Schedule of Investments  |  12/31/21
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
1,000,000(a)	Symphony CLO XXVIII, Ltd., Series 2021-28A, Class D, 3.238% (3 Month USD LIBOR + 315 bps), 10/23/34 (144A)	$ 1,000,226
4,512,500(a)	THL Credit Wind River CLO, Ltd., Series 2019-1A, Class XR, 1.082% (3 Month USD LIBOR + 95 bps), 7/20/34 (144A)	4,511,367
1,586,000	Tidewater Auto Receivables Trust, Series 2018-AA, Class E, 5.48%, 10/15/26 (144A)	1,586,441
1,120,112	Tidewater Auto Receivables Trust, Series 2020-AA, Class A2, 1.39%, 8/15/24 (144A)	1,121,302
2,750,000	Tidewater Auto Receivables Trust, Series 2020-AA, Class E, 3.35%, 7/17/28 (144A)	2,761,251
6,626,678(a)	Towd Point Asset Trust, Series 2018-SL1, Class A, 0.703% (1 Month USD LIBOR + 60 bps), 1/25/46 (144A)	6,622,011
11,000,000(a)	Towd Point Asset Trust, Series 2018-SL1, Class B, 1.153% (1 Month USD LIBOR + 105 bps), 1/25/46 (144A)	10,885,187
3,301,518(a)	Towd Point Mortgage Trust, Series 2019-HY2, Class A1, 1.102% (1 Month USD LIBOR + 100 bps), 5/25/58 (144A)	3,313,907
1,925,182(a)	Towd Point Mortgage Trust, Series 2019-HY3, Class A1A, 1.102% (1 Month USD LIBOR + 100 bps), 10/25/59 (144A)	1,934,321
577,642	Towd Point Mortgage Trust, Series 2019-HY3, Class XA, 4.50%, 10/25/59 (144A)	575,348
1,571,474(d)	Towd Point Mortgage Trust, Series 2019-SJ1, Class XA, 5.00%, 11/25/58 (144A)	1,568,031
1,576,394(d)	Towd Point Mortgage Trust, Series 2019-SJ2, Class XA, 5.00%, 11/25/58 (144A)	1,607,990
10,831,089	Towd Point Mortgage Trust, Series 2020-4, Class XA, 3.25%, 10/25/60 (144A)	10,550,959
11,500,000(a)	Trafigura Securitisation Finance Plc, Series 2021-1A, Class A1, 0.64% (1 Month USD LIBOR + 53 bps), 1/15/25 (144A)	11,468,099
7,238,874	Tricolor Auto Securitization Trust, Series 2021-1A, Class A, 0.74%, 4/15/24 (144A)	7,233,786
1,000,000	Tricolor Auto Securitization Trust, Series 2021-1A, Class D, 1.92%, 5/15/26 (144A)	992,500
3,250,000	Tricolor Auto Securitization Trust, Series 2021-1A, Class E, 3.23%, 9/15/26 (144A)	3,215,913
1,500,000(a)	Trinitas CLO XVI, Ltd., Series 2021-16A, Class D, 3.432% (3 Month USD LIBOR + 330 bps), 7/20/34 (144A)	1,497,734
35Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/21

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
16,400,000(a)	TRTX Issuer, Ltd., Series 2019-FL3, Class C, 2.264% (SOFR30A + 221 bps), 10/15/34 (144A)	$ 16,348,752
2,565,820	TVEST LLC, Series 2020-A, Class A, 4.50%, 7/15/32 (144A)	2,578,851
6,938,385	TVEST LLC, Series 2021-A, Class A, 2.35%, 9/15/33 (144A)	6,905,967
4,700,000	United Auto Credit Securitization Trust, Series 2021-1, Class F, 4.30%, 9/10/27 (144A)	4,656,137
1,237,561	Upstart Pass-Through Trust Series, Series 2021-ST4, Class A, 2.00%, 7/20/27 (144A)	1,226,739
5,484,358	Upstart Pass-Through Trust Series, Series 2021-ST5, Class A, 2.00%, 7/20/27 (144A)	5,436,372
3,027,199	Upstart Securitization Trust, Series 2020-1, Class A, 2.322%, 4/22/30 (144A)	3,034,621
3,095,373	Upstart Securitization Trust, Series 2020-3, Class A, 1.702%, 11/20/30 (144A)	3,104,431
2,250,000	Upstart Securitization Trust, Series 2021-1, Class B, 1.89%, 3/20/31 (144A)	2,239,121
1,876,565	USASF Receivables LLC, Series 2020-1A, Class A, 2.47%, 8/15/23 (144A)	1,880,876
92,105(a)	Venture 32 CLO, Ltd., Series 2018-32RR, Class AX, 0.874% (3 Month USD LIBOR + 75 bps), 7/19/31 (144A)	91,809
422,398(a)	Venture XXI CLO, Ltd., Series 2015-21A, Class AR, 1.004% (3 Month USD LIBOR + 88 bps), 7/15/27 (144A)	422,399
2,559,073(a)	Verizon Owner Trust, Series 2019-A, Class A1B, 0.434% (1 Month USD LIBOR + 33 bps), 9/20/23	2,560,213
7,974,626	Veros Auto Receivables Trust, Series 2021-1, Class A, 0.92%, 10/15/26 (144A)	7,959,653
2,000,000	Veros Auto Receivables Trust, Series 2021-1, Class C, 3.64%, 8/15/28 (144A)	1,988,770
932,549	Veros Automobile Receivables Trust, Series 2020-1, Class A, 1.67%, 9/15/23 (144A)	932,935
2,000,000	Veros Automobile Receivables Trust, Series 2020-1, Class B, 2.19%, 6/16/25 (144A)	2,008,407
1,297,357	Westgate Resorts LLC, Series 2018-1A, Class B, 3.58%, 12/20/31 (144A)	1,303,264
201,141	Westgate Resorts LLC, Series 2018-1A, Class C, 4.10%, 12/20/31 (144A)	201,868
1,484,047	Westgate Resorts LLC, Series 2020-1A, Class A, 2.713%, 3/20/34 (144A)	1,502,706
1,780,856	Westgate Resorts LLC, Series 2020-1A, Class C, 6.213%, 3/20/34 (144A)	1,856,938
Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/2136

Schedule of Investments  |  12/31/21
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
7,123,075	Willis Engine Structured Trust VI, Series 2021-A, Class B, 5.438%, 5/15/46 (144A)	$ 7,231,678
6,586(a)	Wilshire Mortgage Loan Trust, Series 1997-2, Class A6, 0.382% (1 Month USD LIBOR + 28 bps), 5/25/28	6,583
829,037(a)	Wind River CLO, Ltd., Series 2016-1A, Class AR, 1.174% (3 Month USD LIBOR + 105 bps), 7/15/28 (144A)	828,829
5,000,000(a)	Woodmont Trust, Series 2020-7A, Class A1A, 2.024% (3 Month USD LIBOR + 190 bps), 1/15/32 (144A)	5,028,390
6,500,000(a)	Z Capital Credit Partners CLO, Ltd., Series 2019-1A, Class BR, 2.122% (3 Month USD LIBOR + 200 bps), 7/16/31 (144A)	6,496,724
6,000,000(a)	Z Capital Credit Partners CLO, Ltd., Series 2019-1A, Class DR, 5.122% (3 Month USD LIBOR + 500 bps), 7/16/31 (144A)	5,990,868
	Total Asset Backed Securities (Cost $1,310,965,129)	$1,308,394,407

	Collateralized Mortgage Obligations—13.8% of Net Assets
58,095(d)	Bear Stearns Mortgage Securities, Inc., Series 1997-6, Class 3B1, 2.184% , 6/25/30	$ 59,065
7,092,510(a)	Bellemeade Re, Ltd., Series 2017-1, Class M2, 3.452% (1 Month USD LIBOR + 335 bps), 10/25/27 (144A)	7,109,697
1,800,330(a)	Bellemeade Re, Ltd., Series 2018-1A, Class M1B, 1.708% (1 Month USD LIBOR + 160 bps), 4/25/28 (144A)	1,800,330
1,657,000(a)	Bellemeade Re, Ltd., Series 2018-3A, Class B1, 4.003% (1 Month USD LIBOR + 390 bps), 10/25/28 (144A)	1,661,117
2,319,316(a)	Bellemeade Re, Ltd., Series 2018-3A, Class M1B, 1.958% (1 Month USD LIBOR + 185 bps), 10/25/28 (144A)	2,319,318
6,125,000(a)	Bellemeade Re, Ltd., Series 2018-3A, Class M2, 2.858% (1 Month USD LIBOR + 275 bps), 10/25/28 (144A)	6,132,400
4,197,740(a)	Bellemeade Re, Ltd., Series 2019-1A, Class M1B, 1.858% (1 Month USD LIBOR + 175 bps), 3/25/29 (144A)	4,197,743
2,800,000(a)	Bellemeade Re, Ltd., Series 2019-3A, Class B1, 2.602% (1 Month USD LIBOR + 250 bps), 7/25/29 (144A)	2,799,999
9,105,763(a)	Bellemeade Re, Ltd., Series 2019-3A, Class M1B, 1.702% (1 Month USD LIBOR + 160 bps), 7/25/29 (144A)	9,105,770
37Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/21

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
10,150,000(a)	Bellemeade Re, Ltd., Series 2019-4A, Class M1B, 2.102% (1 Month USD LIBOR + 200 bps), 10/25/29 (144A)	$ 10,149,998
5,000,000(a)	Bellemeade Re, Ltd., Series 2019-4A, Class M1C, 2.602% (1 Month USD LIBOR + 250 bps), 10/25/29 (144A)	4,988,653
3,174,404(a)	Bellemeade Re, Ltd., Series 2020-2A, Class M1C, 4.101% (1 Month USD LIBOR + 400 bps), 8/26/30 (144A)	3,202,215
4,567,000(a)	Bellemeade Re, Ltd., Series 2020-3A, Class M1B, 2.952% (1 Month USD LIBOR + 285 bps), 10/25/30 (144A)	4,587,858
6,300,000(a)	Bellemeade Re, Ltd., Series 2020-3A, Class M1C, 3.808% (1 Month USD LIBOR + 370 bps), 10/25/30 (144A)	6,452,548
5,000,000(a)	Bellemeade Re, Ltd., Series 2020-4A, Class B1, 5.108% (1 Month USD LIBOR + 500 bps), 6/25/30 (144A)	5,000,013
4,120,000(a)	Bellemeade Re, Ltd., Series 2020-4A, Class M2B, 3.708% (1 Month USD LIBOR + 360 bps), 6/25/30 (144A)	4,124,418
4,290,000(a)	Bellemeade Re, Ltd., Series 2021-3A, Class A2, 1.05% (SOFR30A + 100 bps), 9/25/31 (144A)	4,247,709
2,624,810(a)	Brass NO 8 Plc, Series 8A, Class A1, 0.855% (3 Month USD LIBOR + 70 bps), 11/16/66 (144A)	2,633,052
1,439,005(d)	BRAVO Residential Funding Trust, Series 2021-NQM2, Class A2, 1.28% , 3/25/60 (144A)	1,430,192
13,556,126(d)	Cascade Funding Mortgage Trust, Series 2021-HB6, Class A, 0.898% , 6/25/36 (144A)	13,536,902
3,300,000(d)	CFMT LLC, Series 2021-HB5, Class M3, 2.91% , 2/25/31 (144A)	3,250,984
9,832,933(d)	CFMT LLC, Series 2021-HB7, Class A, 1.151% , 10/27/31 (144A)	9,799,541
9,000,000(d)	CFMT LLC, Series 2021-HB7, Class M2, 2.679% , 10/27/31 (144A)	8,992,375
6,450,000(d)	CFMT LLC, Series 2021-HB7, Class M4, 5.072% , 10/27/31 (144A)	6,408,918
10,018,878(a)	Chase Mortgage Finance Corp., Series 2021-CL1, Class M1, 1.25% (SOFR30A + 120 bps), 2/25/50 (144A)	10,044,952
2,593,121(a)	Chase Mortgage Finance Corp., Series 2021-CL1, Class M2, 1.40% (SOFR30A + 135 bps), 2/25/50 (144A)	2,602,517
Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/2138

Schedule of Investments  |  12/31/21
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
1,493,009(a)	Chase Mortgage Finance Corp., Series 2021-CL1, Class M3, 1.60% (SOFR30A + 155 bps), 2/25/50 (144A)	$ 1,496,836
84,017(a)	CHL Mortgage Pass-Through Trust, Series 2003-15, Class 1A1, 0.602% (1 Month USD LIBOR + 50 bps), 6/25/18	84,017
512	Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust Series, Series 2005-4, Class 2A1, 5.00% , 7/25/20	519
16,449,543(a)	Connecticut Avenue Securities Trust, Series 2019-HRP1, Class M2, 2.253% (1 Month USD LIBOR + 215 bps), 11/25/39 (144A)	16,449,536
62,863(a)	CSFB Mortgage-Backed Pass-Through Certificates Series, Series 2004-AR5, Class 11A2, 0.842% (1 Month USD LIBOR + 74 bps), 6/25/34	63,279
4,410,148(a)	Eagle Re, Ltd., Series 2018-1, Class M1, 1.808% (1 Month USD LIBOR + 170 bps), 11/25/28 (144A)	4,410,150
6,292,367(a)	Eagle Re, Ltd., Series 2019-1, Class M1B, 1.908% (1 Month USD LIBOR + 180 bps), 4/25/29 (144A)	6,292,371
6,640,000(a)	Eagle Re, Ltd., Series 2020-1, Class M1B, 1.552% (1 Month USD LIBOR + 145 bps), 1/25/30 (144A)	6,520,466
750,000(a)	Eagle Re, Ltd., Series 2020-1, Class M1C, 1.902% (1 Month USD LIBOR + 180 bps), 1/25/30 (144A)	738,813
1,326,627(a)	Eagle Re, Ltd., Series 2020-2, Class M1C, 4.608% (1 Month USD LIBOR + 450 bps), 10/25/30 (144A)	1,327,972
4,000,000(a)	Eagle Re, Ltd., Series 2021-1, Class M1A, 1.75% (SOFR30A + 170 bps), 10/25/33 (144A)	4,000,001
4,206,000(a)	Eagle Re, Ltd., Series 2021-1, Class M1B, 2.20% (SOFR30A + 215 bps), 10/25/33 (144A)	4,222,904
3,360,000(a)	Eagle Re, Ltd., Series 2021-2, Class M1C, 3.50% (SOFR30A + 345 bps), 4/25/34 (144A)	3,359,669
1,329,121(a)	Fannie Mae Connecticut Avenue Securities, Series 2016-C02, Class 1M2, 6.103% (1 Month USD LIBOR + 600 bps), 9/25/28	1,373,315
10,526,604(a)	Fannie Mae Connecticut Avenue Securities, Series 2017-C05, Class 1M2B, 2.303% (1 Month USD LIBOR + 220 bps), 1/25/30	10,597,603
358,345(a)	Fannie Mae Connecticut Avenue Securities, Series 2017-C07, Class 1M2A, 2.502% (1 Month USD LIBOR + 240 bps), 5/25/30	358,828
13,069,490(a)	Fannie Mae Connecticut Avenue Securities, Series 2018-C01, Class 1EB1, 0.553% (1 Month USD LIBOR + 45 bps), 7/25/30	12,981,463
39Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/21

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
10,472(a)	Fannie Mae REMICS, Series 1993-230, Class FA, 0.692% (1 Month USD LIBOR + 60 bps), 12/25/23	$ 10,444
26,254(a)	Fannie Mae REMICS, Series 1993-247, Class FA, 1.625% (11th District Cost of Funds Index (COFI Rate) + 140 bps), 12/25/23	26,500
26,254(a)	Fannie Mae REMICS, Series 1993-247, Class FE, 1.102% (1 Month USD LIBOR + 100 bps), 12/25/23	26,416
54,050(a)	Fannie Mae REMICS, Series 1994-40, Class FC, 0.602% (1 Month USD LIBOR + 50 bps), 3/25/24	54,450
10,457(a)	Fannie Mae REMICS, Series 1997-46, Class FA, 0.604% (1 Month USD LIBOR + 50 bps), 7/18/27	10,389
21,817(a)	Fannie Mae REMICS, Series 1998-21, Class F, 0.46% (1 Year CMT Index + 35 bps), 3/25/28	21,730
28,754(a)	Fannie Mae REMICS, Series 2000-47, Class FD, 0.652% (1 Month USD LIBOR + 55 bps), 12/25/30	28,970
104,732(a)	Fannie Mae REMICS, Series 2001-35, Class F, 0.702% (1 Month USD LIBOR + 60 bps), 7/25/31	105,717
35,739(a)	Fannie Mae REMICS, Series 2001-37, Class F, 0.602% (1 Month USD LIBOR + 50 bps), 8/25/31	35,930
216,430(a)	Fannie Mae REMICS, Series 2001-50, Class FQ, 0.702% (1 Month USD LIBOR + 60 bps), 11/25/31	218,464
95,229(a)	Fannie Mae REMICS, Series 2001-65, Class F, 0.702% (1 Month USD LIBOR + 60 bps), 11/25/31	96,124
63,855(a)	Fannie Mae REMICS, Series 2001-69, Class FA, 0.702% (1 Month USD LIBOR + 60 bps), 7/25/31	64,466
191,514(a)	Fannie Mae REMICS, Series 2001-72, Class FB, 1.002% (1 Month USD LIBOR + 90 bps), 12/25/31	195,316
48,682(a)	Fannie Mae REMICS, Series 2001-81, Class FL, 0.754% (1 Month USD LIBOR + 65 bps), 1/18/32	49,115
83,765(a)	Fannie Mae REMICS, Series 2002-1, Class FC, 0.802% (1 Month USD LIBOR + 70 bps), 1/25/32	84,982
256,413(a)	Fannie Mae REMICS, Series 2002-13, Class FD, 1.002% (1 Month USD LIBOR + 90 bps), 3/25/32	260,465
169,484(a)	Fannie Mae REMICS, Series 2002-34, Class FA, 0.604% (1 Month USD LIBOR + 50 bps), 5/18/32	170,695
138,862(a)	Fannie Mae REMICS, Series 2002-56, Class FN, 1.102% (1 Month USD LIBOR + 100 bps), 7/25/32	142,028
18,666(a)	Fannie Mae REMICS, Series 2002-58, Class FD, 0.702% (1 Month USD LIBOR + 60 bps), 8/25/32	18,854
85,059(a)	Fannie Mae REMICS, Series 2002-77, Class F, 0.702% (1 Month USD LIBOR + 60 bps), 12/25/32	86,390
62,019(a)	Fannie Mae REMICS, Series 2002-82, Class FB, 0.602% (1 Month USD LIBOR + 50 bps), 12/25/32	62,441
Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/2140

Schedule of Investments  |  12/31/21
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
82,572(a)	Fannie Mae REMICS, Series 2002-90, Class FH, 0.602% (1 Month USD LIBOR + 50 bps), 9/25/32	$ 83,124
45,478(a)	Fannie Mae REMICS, Series 2002-92, Class FB, 0.752% (1 Month USD LIBOR + 65 bps), 4/25/30	45,958
86,663(a)	Fannie Mae REMICS, Series 2002-93, Class FH, 0.602% (1 Month USD LIBOR + 50 bps), 1/25/33	87,492
143,653(a)	Fannie Mae REMICS, Series 2003-107, Class FD, 0.602% (1 Month USD LIBOR + 50 bps), 11/25/33	144,805
220,598(a)	Fannie Mae REMICS, Series 2003-31, Class FM, 0.602% (1 Month USD LIBOR + 50 bps), 4/25/33	223,808
94,244(a)	Fannie Mae REMICS, Series 2003-42, Class JF, 0.602% (1 Month USD LIBOR + 50 bps), 5/25/33	94,679
27,699(a)	Fannie Mae REMICS, Series 2003-49, Class FY, 0.502% (1 Month USD LIBOR + 40 bps), 6/25/23	27,696
70,741(a)	Fannie Mae REMICS, Series 2003-7, Class FA, 0.852% (1 Month USD LIBOR + 75 bps), 2/25/33	71,976
135,934(a)	Fannie Mae REMICS, Series 2003-8, Class FJ, 0.452% (1 Month USD LIBOR + 35 bps), 2/25/33	136,066
155,213(a)	Fannie Mae REMICS, Series 2004-52, Class FW, 0.502% (1 Month USD LIBOR + 40 bps), 7/25/34	156,428
41,339(a)	Fannie Mae REMICS, Series 2004-54, Class FN, 0.552% (1 Month USD LIBOR + 45 bps), 7/25/34	41,618
232,294(a)	Fannie Mae REMICS, Series 2004-79, Class FM, 0.402% (1 Month USD LIBOR + 30 bps), 11/25/24	232,276
141,871(a)	Fannie Mae REMICS, Series 2005-83, Class KT, 0.402% (1 Month USD LIBOR + 30 bps), 10/25/35	142,542
179,339(a)	Fannie Mae REMICS, Series 2005-83, Class LF, 0.412% (1 Month USD LIBOR + 31 bps), 2/25/35	179,888
83,944(a)	Fannie Mae REMICS, Series 2006-104, Class GF, 0.422% (1 Month USD LIBOR + 32 bps), 11/25/36	84,489
28,627(a)	Fannie Mae REMICS, Series 2006-11, Class FB, 0.402% (1 Month USD LIBOR + 30 bps), 3/25/36	28,264
40,220(a)	Fannie Mae REMICS, Series 2006-115, Class BF, 0.342% (1 Month USD LIBOR + 24 bps), 12/25/36	40,296
109,771(a)	Fannie Mae REMICS, Series 2006-33, Class FH, 0.452% (1 Month USD LIBOR + 35 bps), 5/25/36	110,442
125,416(a)	Fannie Mae REMICS, Series 2006-34, Class FA, 0.412% (1 Month USD LIBOR + 31 bps), 5/25/36	126,091
163,936(a)	Fannie Mae REMICS, Series 2006-42, Class CF, 0.552% (1 Month USD LIBOR + 45 bps), 6/25/36	161,386
68,458(a)	Fannie Mae REMICS, Series 2006-56, Class FC, 0.392% (1 Month USD LIBOR + 29 bps), 7/25/36	68,728
13,876(a)	Fannie Mae REMICS, Series 2006-70, Class BF, 0.652% (1 Month USD LIBOR + 55 bps), 8/25/36	14,102
41Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/21

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
38,488(a)	Fannie Mae REMICS, Series 2006-82, Class F, 0.672% (1 Month USD LIBOR + 57 bps), 9/25/36	$ 39,152
30,193(a)	Fannie Mae REMICS, Series 2007-100, Class YF, 0.652% (1 Month USD LIBOR + 55 bps), 10/25/37	30,775
40,094(a)	Fannie Mae REMICS, Series 2007-103, Class AF, 1.102% (1 Month USD LIBOR + 100 bps), 3/25/37	41,036
45,619(a)	Fannie Mae REMICS, Series 2007-110, Class FA, 0.722% (1 Month USD LIBOR + 62 bps), 12/25/37	46,056
61,483(a)	Fannie Mae REMICS, Series 2007-13, Class FA, 0.352% (1 Month USD LIBOR + 25 bps), 3/25/37	61,596
110,353(a)	Fannie Mae REMICS, Series 2007-2, Class FT, 0.352% (1 Month USD LIBOR + 25 bps), 2/25/37	111,205
116,745(a)	Fannie Mae REMICS, Series 2007-41, Class FA, 0.502% (1 Month USD LIBOR + 40 bps), 5/25/37	117,735
193,710(a)	Fannie Mae REMICS, Series 2007-50, Class FN, 0.342% (1 Month USD LIBOR + 24 bps), 6/25/37	194,070
18,838(a)	Fannie Mae REMICS, Series 2007-57, Class FA, 0.332% (1 Month USD LIBOR + 23 bps), 6/25/37	18,880
48,818(a)	Fannie Mae REMICS, Series 2007-58, Class FA, 0.352% (1 Month USD LIBOR + 25 bps), 6/25/37	48,905
49,936(a)	Fannie Mae REMICS, Series 2007-66, Class FB, 0.502% (1 Month USD LIBOR + 40 bps), 7/25/37	50,183
128,441(a)	Fannie Mae REMICS, Series 2007-7, Class FJ, 0.302% (1 Month USD LIBOR + 20 bps), 2/25/37	128,552
182,637(a)	Fannie Mae REMICS, Series 2007-85, Class FG, 0.602% (1 Month USD LIBOR + 50 bps), 9/25/37	185,541
233,358(a)	Fannie Mae REMICS, Series 2007-91, Class FB, 0.702% (1 Month USD LIBOR + 60 bps), 10/25/37	237,333
78,136(a)	Fannie Mae REMICS, Series 2007-92, Class OF, 0.672% (1 Month USD LIBOR + 57 bps), 9/25/37	79,442
44,845(a)	Fannie Mae REMICS, Series 2007-93, Class FD, 0.652% (1 Month USD LIBOR + 55 bps), 9/25/37	45,557
21,091(a)	Fannie Mae REMICS, Series 2007-98, Class FD, 0.552% (1 Month USD LIBOR + 45 bps), 6/25/37	21,316
27,621(a)	Fannie Mae REMICS, Series 2008-6, Class FA, 0.802% (1 Month USD LIBOR + 70 bps), 2/25/38	28,127
133,153(a)	Fannie Mae REMICS, Series 2008-88, Class FA, 1.322% (1 Month USD LIBOR + 122 bps), 10/25/38	137,674
61,077(a)	Fannie Mae REMICS, Series 2009-113, Class FB, 0.652% (1 Month USD LIBOR + 55 bps), 1/25/40	62,010
4(a)	Fannie Mae REMICS, Series 2010-38, Class F, 0.402% (1 Month USD LIBOR + 30 bps), 4/25/25	4
38,335(a)	Fannie Mae REMICS, Series 2010-43, Class FD, 0.702% (1 Month USD LIBOR + 60 bps), 5/25/40	38,973
Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/2142

Schedule of Investments  |  12/31/21
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
100,496(a)	Fannie Mae REMICS, Series 2010-43, Class IF, 0.602% (1 Month USD LIBOR + 50 bps), 5/25/40	$ 99,573
19,932(a)	Fannie Mae REMICS, Series 2011-19, Class FM, 0.652% (1 Month USD LIBOR + 55 bps), 5/25/40	19,952
113,583(a)	Fannie Mae REMICS, Series 2012-40, Class PF, 0.602% (1 Month USD LIBOR + 50 bps), 4/25/42	114,998
1,207,678(a)	Fannie Mae Trust, Series 2003-W6, Class F, 0.442% (1 Month USD LIBOR + 35 bps), 9/25/42	1,214,266
485,366(a)	Fannie Mae Trust, Series 2005-W3, Class 2AF, 0.323% (1 Month USD LIBOR + 22 bps), 3/25/45	483,689
37,931(d)	Fannie Mae Trust, Series 2005-W3, Class 3A, 3.241% , 4/25/45	40,885
58,402(d)	Fannie Mae Trust, Series 2005-W4, Class 3A, 2.489% , 6/25/45	61,511
457,917(a)	Fannie Mae Whole Loan, Series 2007-W1, Class 1AF1, 0.363% (1 Month USD LIBOR + 26 bps), 11/25/46	454,561
118,346(a)	Freddie Mac REMICS, Series 1695, Class EG, 1.139% (1 Month USD LIBOR + 105 bps), 3/15/24	118,932
100,458(a)	Freddie Mac REMICS, Series 2106, Class F, 0.56% (1 Month USD LIBOR + 45 bps), 12/15/28	100,834
63,355(a)	Freddie Mac REMICS, Series 2122, Class FD, 0.46% (1 Month USD LIBOR + 35 bps), 2/15/29	62,048
18,520(a)	Freddie Mac REMICS, Series 2156, Class FQ, 0.46% (1 Month USD LIBOR + 35 bps), 5/15/29	18,295
118,433(a)	Freddie Mac REMICS, Series 2186, Class FY, 0.71% (1 Month USD LIBOR + 60 bps), 4/15/28	119,093
33,229(a)	Freddie Mac REMICS, Series 2368, Class AF, 1.06% (1 Month USD LIBOR + 95 bps), 10/15/31	33,865
33,212(a)	Freddie Mac REMICS, Series 2377, Class FE, 0.71% (1 Month USD LIBOR + 60 bps), 11/15/31	33,529
76,166(a)	Freddie Mac REMICS, Series 2411, Class FR, 0.71% (1 Month USD LIBOR + 60 bps), 6/15/31	76,854
63,072(a)	Freddie Mac REMICS, Series 2432, Class FH, 0.81% (1 Month USD LIBOR + 70 bps), 3/15/32	64,090
163,604(a)	Freddie Mac REMICS, Series 2439, Class F, 1.11% (1 Month USD LIBOR + 100 bps), 3/15/32	167,253
218,849(a)	Freddie Mac REMICS, Series 2470, Class AF, 1.11% (1 Month USD LIBOR + 100 bps), 3/15/32	224,066
138,226(a)	Freddie Mac REMICS, Series 2471, Class FD, 1.11% (1 Month USD LIBOR + 100 bps), 3/15/32	141,309
38,657(a)	Freddie Mac REMICS, Series 2498, Class FQ, 0.71% (1 Month USD LIBOR + 60 bps), 9/15/32	39,043
43Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/21

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
44,914(a)	Freddie Mac REMICS, Series 2543, Class EF, 0.46% (1 Month USD LIBOR + 35 bps), 12/15/32	$ 44,973
263,730(a)	Freddie Mac REMICS, Series 2551, Class FD, 0.51% (1 Month USD LIBOR + 40 bps), 1/15/33	266,103
154,440(a)	Freddie Mac REMICS, Series 2567, Class FJ, 0.51% (1 Month USD LIBOR + 40 bps), 2/15/33	154,951
70,583(a)	Freddie Mac REMICS, Series 2577, Class FA, 0.66% (1 Month USD LIBOR + 55 bps), 2/15/33	71,205
5,731(a)	Freddie Mac REMICS, Series 2585, Class FD, 0.61% (1 Month USD LIBOR + 50 bps), 12/15/32	5,770
80,087(a)	Freddie Mac REMICS, Series 2614, Class FV, 1.599% (1 Month USD LIBOR + 150 bps), 5/15/33	82,747
122,159(a)	Freddie Mac REMICS, Series 2631, Class FC, 0.51% (1 Month USD LIBOR + 40 bps), 6/15/33	123,291
70,314(a)	Freddie Mac REMICS, Series 2711, Class FA, 1.11% (1 Month USD LIBOR + 100 bps), 11/15/33	71,811
121,322(a)	Freddie Mac REMICS, Series 2916, Class NF, 0.36% (1 Month USD LIBOR + 25 bps), 1/15/35	121,593
270,981(a)	Freddie Mac REMICS, Series 2976, Class LF, 0.45% (1 Month USD LIBOR + 34 bps), 5/15/35	272,759
93,055(a)	Freddie Mac REMICS, Series 3012, Class FE, 0.36% (1 Month USD LIBOR + 25 bps), 8/15/35	92,775
77,222(a)	Freddie Mac REMICS, Series 3042, Class PF, 0.36% (1 Month USD LIBOR + 25 bps), 8/15/35	77,405
51,540(a)	Freddie Mac REMICS, Series 3067, Class FA, 0.46% (1 Month USD LIBOR + 35 bps), 11/15/35	51,911
43,244(a)	Freddie Mac REMICS, Series 3102, Class FG, 0.41% (1 Month USD LIBOR + 30 bps), 1/15/36	43,411
96,562(a)	Freddie Mac REMICS, Series 3117, Class EF, 0.46% (1 Month USD LIBOR + 35 bps), 2/15/36	97,157
218,572(a)	Freddie Mac REMICS, Series 3117, Class FE, 0.41% (1 Month USD LIBOR + 30 bps), 2/15/36	219,462
131,844(a)	Freddie Mac REMICS, Series 3122, Class FP, 0.41% (1 Month USD LIBOR + 30 bps), 3/15/36	132,379
80,303(a)	Freddie Mac REMICS, Series 3147, Class PF, 0.41% (1 Month USD LIBOR + 30 bps), 4/15/36	80,628
198,130(a)	Freddie Mac REMICS, Series 3173, Class FC, 0.53% (1 Month USD LIBOR + 42 bps), 6/15/36	199,794
442,086(a)	Freddie Mac REMICS, Series 3175, Class FE, 0.42% (1 Month USD LIBOR + 31 bps), 6/15/36	442,839
242,469(a)	Freddie Mac REMICS, Series 3181, Class HF, 0.61% (1 Month USD LIBOR + 50 bps), 7/15/36	246,216
12,354(a)	Freddie Mac REMICS, Series 3191, Class FE, 0.51% (1 Month USD LIBOR + 40 bps), 7/15/36	12,472
Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/2144

Schedule of Investments  |  12/31/21
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
184,836(a)	Freddie Mac REMICS, Series 3221, Class FW, 0.53% (1 Month USD LIBOR + 42 bps), 9/15/36	$ 187,766
56,572(a)	Freddie Mac REMICS, Series 3222, Class FN, 0.51% (1 Month USD LIBOR + 40 bps), 9/15/36	57,034
195,074(a)	Freddie Mac REMICS, Series 3239, Class EF, 0.46% (1 Month USD LIBOR + 35 bps), 11/15/36	196,608
94,496(a)	Freddie Mac REMICS, Series 3239, Class FB, 0.46% (1 Month USD LIBOR + 35 bps), 11/15/36	95,234
152,452(a)	Freddie Mac REMICS, Series 3247, Class FA, 0.36% (1 Month USD LIBOR + 25 bps), 8/15/36	152,989
188,701(a)	Freddie Mac REMICS, Series 3266, Class F, 0.41% (1 Month USD LIBOR + 30 bps), 1/15/37	189,461
134,203(a)	Freddie Mac REMICS, Series 3307, Class FT, 0.35% (1 Month USD LIBOR + 24 bps), 7/15/34	134,453
16,110(a)	Freddie Mac REMICS, Series 3315, Class F, 0.45% (1 Month USD LIBOR + 34 bps), 5/15/37	16,230
342,266(a)	Freddie Mac REMICS, Series 3373, Class FB, 0.69% (1 Month USD LIBOR + 58 bps), 10/15/37	347,845
41,107(a)	Freddie Mac REMICS, Series 3376, Class FM, 0.73% (1 Month USD LIBOR + 62 bps), 10/15/37	41,840
15,258(a)	Freddie Mac REMICS, Series 3560, Class FA, 1.36% (1 Month USD LIBOR + 125 bps), 5/15/37	15,826
206,605(a)	Freddie Mac REMICS, Series 3610, Class FA, 0.81% (1 Month USD LIBOR + 70 bps), 12/15/39	207,270
82,841(a)	Freddie Mac REMICS, Series 3708, Class PF, 0.46% (1 Month USD LIBOR + 35 bps), 7/15/40	83,184
25,687(a)	Freddie Mac REMICS, Series 3784, Class F, 0.51% (1 Month USD LIBOR + 40 bps), 7/15/23	25,653
8,427(a)	Freddie Mac REMICS, Series 3792, Class DF, 0.51% (1 Month USD LIBOR + 40 bps), 11/15/40	8,394
20,814(a)	Freddie Mac REMICS, Series 3867, Class FD, 0.46% (1 Month USD LIBOR + 35 bps), 5/15/41	20,945
44,128(a)	Freddie Mac REMICS, Series 3914, Class LF, 0.31% (1 Month USD LIBOR + 20 bps), 8/15/26	43,992
89,749(a)	Freddie Mac REMICS, Series 3970, Class GF, 0.41% (1 Month USD LIBOR + 30 bps), 9/15/26	89,728
102,332(a)	Freddie Mac REMICS, Series 3982, Class FL, 0.66% (1 Month USD LIBOR + 55 bps), 12/15/39	102,664
55,033(a)	Freddie Mac REMICS, Series 4056, Class QF, 0.46% (1 Month USD LIBOR + 35 bps), 12/15/41	55,288
388,557(a)	Freddie Mac Stacr Remic Trust, Series 2020-DNA4, Class M2, 3.858% (1 Month USD LIBOR + 375 bps), 8/25/50 (144A)	390,498
45Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/21

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
3,628,179(a)	Freddie Mac Stacr Remic Trust, Series 2020-HQA2, Class M2, 3.208% (1 Month USD LIBOR + 310 bps), 3/25/50 (144A)	$ 3,670,569
7,550,000(a)	Freddie Mac Stacr Remic Trust, Series 2021-HQA1, Class M2, 2.30% (SOFR30A + 225 bps), 8/25/33 (144A)	7,599,940
4,700,000(a)	Freddie Mac Stacr Remic Trust, Series 2021-HQA3, Class M2, 2.15% (SOFR30A + 210 bps), 9/25/41 (144A)	4,697,065
14,263,814(a)	Freddie Mac Stacr Trust, Series 2019-HRP1, Class M2, 1.503% (1 Month USD LIBOR + 140 bps), 2/25/49 (144A)	14,299,632
91,507(a)	Freddie Mac Strips, Series 237, Class F14, 0.51% (1 Month USD LIBOR + 40 bps), 5/15/36	92,074
84,322(a)	Freddie Mac Strips, Series 239, Class F29, 0.36% (1 Month USD LIBOR + 25 bps), 8/15/36	84,859
364,526(a)	Freddie Mac Strips, Series 239, Class F30, 0.41% (1 Month USD LIBOR + 30 bps), 8/15/36	365,239
105,834(a)	Freddie Mac Strips, Series 244, Class F22, 0.46% (1 Month USD LIBOR + 35 bps), 12/15/36	106,793
10,138,745(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2013-DN2, Class M2, 4.353% (1 Month USD LIBOR + 425 bps), 11/25/23	10,447,606
3,445,583(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA3, Class M3, 4.803% (1 Month USD LIBOR + 470 bps), 4/25/28	3,551,414
9,426,590(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA1, Class M3, 5.653% (1 Month USD LIBOR + 555 bps), 7/25/28	9,816,349
10,758,207(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA3, Class M3, 5.103% (1 Month USD LIBOR + 500 bps), 12/25/28	11,206,782
11,164,978(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA4, Class M3, 3.903% (1 Month USD LIBOR + 380 bps), 3/25/29	11,504,278
3,425,000(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-HRP1, Class B1D, 2.608% (1 Month USD LIBOR + 250 bps), 12/25/42	3,360,669
6,136,196(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-HRP1, Class M2, 2.553% (1 Month USD LIBOR + 245 bps), 12/25/42	6,180,622
948,399(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-HRP1, Class M2D, 1.353% (1 Month USD LIBOR + 125 bps), 12/25/42	946,611
Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/2146

Schedule of Investments  |  12/31/21
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
1,017,383(a)	Gosforth Funding Plc, Series 2018-1A, Class A1, 0.628% (3 Month USD LIBOR + 45 bps), 8/25/60 (144A)	$ 1,018,014
61,061(a)	Government National Mortgage Association, Series 2003-7, Class FB, 0.308% (1 Month USD LIBOR + 20 bps), 1/16/33	60,969
280,374(a)	Government National Mortgage Association, Series 2005-16, Class FA, 0.354% (1 Month USD LIBOR + 25 bps), 2/20/35	280,806
305,519(a)	Government National Mortgage Association, Series 2005-3, Class FC, 0.358% (1 Month USD LIBOR + 25 bps), 1/16/35	305,900
96,388(a)	Government National Mortgage Association, Series 2008-69, Class FA, 0.604% (1 Month USD LIBOR + 50 bps), 8/20/38	96,792
91,431(a)	Government National Mortgage Association, Series 2009-66, Class UF, 1.108% (1 Month USD LIBOR + 100 bps), 8/16/39	93,486
122,592(a)	Government National Mortgage Association, Series 2009-88, Class MF, 0.704% (1 Month USD LIBOR + 60 bps), 7/20/39	122,755
71,308(a)	Government National Mortgage Association, Series 2009-92, Class FJ, 0.788% (1 Month USD LIBOR + 68 bps), 10/16/39	72,294
4,406,473(a)	Home Re Ltd., Series 2018-1, Class M1, 1.708% (1 Month USD LIBOR + 160 bps), 10/25/28 (144A)	4,406,474
4,795,459(a)	Home Re Ltd., Series 2019-1, Class M1, 1.758% (1 Month USD LIBOR + 165 bps), 5/25/29 (144A)	4,795,460
4,621,691(a)	Home Re Ltd., Series 2020-1, Class M1B, 3.352% (1 Month USD LIBOR + 325 bps), 10/25/30 (144A)	4,635,291
4,650,000(a)	Home Re Ltd., Series 2020-1, Class M1C, 4.258% (1 Month USD LIBOR + 415 bps), 10/25/30 (144A)	4,704,799
9,501,000(a)	Home Re Ltd., Series 2021-1, Class M1B, 1.652% (1 Month USD LIBOR + 155 bps), 7/25/33 (144A)	9,465,939
7,360,000(a)	Home Re Ltd., Series 2021-1, Class M2, 2.958% (1 Month USD LIBOR + 285 bps), 7/25/33 (144A)	7,178,076
11,013,000(a)	Home Re Ltd., Series 2021-2, Class M1C, 2.85% (SOFR30A + 280 bps), 1/25/34 (144A)	10,930,934
2,903,103(d)	Imperial Fund Mortgage Trust, Series 2021-NQM2, Class A2, 1.362% , 9/25/56 (144A)	2,868,126
5,000,000	IMS Ecuadorian Mortgage Trust, Series 2021-1, Class GA, 3.40% , 8/18/43 (144A)	5,175,000
1,867,435(d)	JP Morgan Mortgage Trust, Series 2014-IVR3, Class B4, 2.399% , 9/25/44 (144A)	1,899,686
47Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/21

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
4,058,850(d)	JP Morgan Mortgage Trust, Series 2014-IVR6, Class B1, 2.405% , 7/25/44 (144A)	$ 4,099,564
466,325(d)	JP Morgan Mortgage Trust, Series 2017-4, Class A9, 3.50% , 11/25/48 (144A)	466,613
14,440,200(a)	JP Morgan Mortgage Trust, Series 2018-7FRB, Class A2, 0.852% (1 Month USD LIBOR + 75 bps), 4/25/46 (144A)	14,416,367
2,366,519(a)	JP Morgan Mortgage Trust, Series 2018-7FRB, Class A3, 0.852% (1 Month USD LIBOR + 75 bps), 4/25/46 (144A)	2,353,453
8,011,549(d)	JP Morgan Mortgage Trust, Series 2018-7FRB, Class B1, 2.107% , 4/25/46 (144A)	8,110,968
7,577,513(d)	JP Morgan Mortgage Trust, Series 2018-7FRB, Class B2, 2.107% , 4/25/46 (144A)	7,652,978
1,315,510(a)	JP Morgan Seasoned Mortgage Trust, Series 2014-1, Class AM, 0.602% (1 Month USD LIBOR + 50 bps), 5/25/33 (144A)	1,308,486
5,451,669(d)	JP Morgan Seasoned Mortgage Trust, Series 2014-1, Class B1, 0.828% , 5/25/33 (144A)	5,419,560
5,081,820(d)	JP Morgan Seasoned Mortgage Trust, Series 2014-1, Class B2, 0.828% , 5/25/33 (144A)	5,046,144
3,917,637(d)	JP Morgan Seasoned Mortgage Trust, Series 2014-1, Class B3, 0.828% , 5/25/33 (144A)	3,884,642
290,698(d)	JP Morgan Trust, Series 2015-1, Class 1A14, 1.983% , 12/25/44 (144A)	294,630
4,511,760(a)	JPMorgan Chase Bank N.A. - CHASE, Series 2019-CL1, Class M1, 1.452% (1 Month USD LIBOR + 135 bps), 4/25/47 (144A)	4,544,713
18,227,115(a)	LSTAR Securities Investment, Ltd., Series 2019-3, Class A1, 2.602% (1 Month USD LIBOR + 250 bps), 4/1/24 (144A)	18,216,363
19,093,286(a)	LSTAR Securities Investment, Ltd., Series 2019-4, Class A1, 2.602% (1 Month USD LIBOR + 250 bps), 5/1/24 (144A)	19,012,745
9,153,838(a)	LSTAR Securities Investment, Ltd., Series 2021-1, Class A, 1.902% (1 Month USD LIBOR + 180 bps), 2/1/26 (144A)	9,209,701
9,848,889(a)	LSTAR Securities Investment, Ltd., Series 2021-2, Class A1, 1.802% (1 Month USD LIBOR + 170 bps), 3/2/26 (144A)	9,898,385
6,000,000(a)	Mello Warehouse Securitization Trust, Series 2020-2, Class G, 4.852% (1 Month USD LIBOR + 475 bps), 11/25/53 (144A)	5,976,037
Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/2148

Schedule of Investments  |  12/31/21
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
8,135(d)	Merrill Lynch Mortgage Investors Trust Series MLCC, Series 2003-G, Class A3, 1.74% , 1/25/29	$ 8,261
460,871(a)	Merrill Lynch Mortgage Investors Trust Series MLCC, Series 2003-H, Class A1, 0.742% (1 Month USD LIBOR + 64 bps), 1/25/29	444,935
256,153(a)	Merrill Lynch Mortgage Investors Trust Series MLCC, Series 2004-B, Class A2, 0.792% (6 Month USD LIBOR + 54 bps), 5/25/29	256,589
16,756(a)	Merrill Lynch Mortgage Investors Trust Series MLCC, Series 2004-C, Class A2B, 1.336% (6 Month USD LIBOR + 100 bps), 7/25/29	16,739
83,676(d)	Merrill Lynch Mortgage Investors Trust Series MLCC, Series 2004-D, Class A3, 1.859% , 9/25/29	84,169
1,026,461(d)	Morgan Stanley Residential Mortgage Loan Trust, Series 2014-1A, Class A1, 2.329% , 6/25/44 (144A)	1,047,587
2,564,000(d)	Morgan Stanley Residential Mortgage Loan Trust, Series 2014-1A, Class B4, 2.329% , 6/25/44 (144A)	2,712,522
7,975,000(a)	NewRez Warehouse Securitization Trust, Series 2021-1, Class E, 3.352% (1 Month USD LIBOR + 325 bps), 5/25/55 (144A)	7,930,643
5,893,993(a)	Oaktown Re II, Ltd., Series 2018-1A, Class M1, 1.652% (1 Month USD LIBOR + 155 bps), 7/25/28 (144A)	5,893,996
4,970,000(a)	Oaktown Re III, Ltd., Series 2019-1A, Class B1A, 3.602% (1 Month USD LIBOR + 350 bps), 7/25/29 (144A)	4,883,897
1,631,000(a)	Oaktown Re III, Ltd., Series 2019-1A, Class B1B, 4.452% (1 Month USD LIBOR + 435 bps), 7/25/29 (144A)	1,586,591
13,573,000(a)	Oaktown Re III, Ltd., Series 2019-1A, Class M1B, 2.052% (1 Month USD LIBOR + 195 bps), 7/25/29 (144A)	13,573,015
3,718,921(a)	Oaktown Re V, Ltd., Series 2020-2A, Class M1B, 3.708% (1 Month USD LIBOR + 360 bps), 10/25/30 (144A)	3,728,094
5,750,000(a)	Oaktown Re VI, Ltd., Series 2021-1A, Class M1B, 2.10% (SOFR30A + 205 bps), 10/25/33 (144A)	5,782,156
1,000,000(a)	Oaktown Re VI, Ltd., Series 2021-1A, Class M2, 4.00% (SOFR30A + 395 bps), 10/25/33 (144A)	999,115
716,454(a)	Pepper Residential Securities Trust, Series 21A, Class A1U, 0.988% (1 Month USD LIBOR + 88 bps), 1/16/60 (144A)	717,146
49Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/21

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
1,545,420(a)	Pepper Residential Securities Trust No. 22, Series 22A, Class A1U, 1.104% (1 Month USD LIBOR + 100 bps), 6/20/60 (144A)	$ 1,544,912
2,976,819(a)	Pepper Residential Securities Trust No. 25, Series 25A, Class A1U, 1.035% (1 Month USD LIBOR + 93 bps), 3/12/61 (144A)	2,982,177
6,900,000(a)	Provident Funding Mortgage Warehouse Securitization Trust, Series 2021-1, Class G, 5.602% (1 Month USD LIBOR + 550 bps), 2/25/55 (144A)	6,900,000
741,471(a)	Radnor Re, Ltd., Series 2018-1, Class M1, 1.508% (1 Month USD LIBOR + 140 bps), 3/25/28 (144A)	741,754
4,967,751(a)	Radnor Re, Ltd., Series 2019-1, Class M1B, 2.058% (1 Month USD LIBOR + 195 bps), 2/25/29 (144A)	4,967,754
14,530,326(a)	Radnor Re, Ltd., Series 2019-2, Class M1B, 1.852% (1 Month USD LIBOR + 175 bps), 6/25/29 (144A)	14,530,338
2,150,000(a)	Radnor Re, Ltd., Series 2020-1, Class M1C, 1.858% (1 Month USD LIBOR + 175 bps), 1/25/30 (144A)	2,126,220
602,419(a)	Radnor Re, Ltd., Series 2020-2, Class M1C, 4.708% (1 Month USD LIBOR + 460 bps), 10/25/30 (144A)	602,420
20,516,000(a)	Radnor Re, Ltd., Series 2021-1, Class M1C, 2.75% (SOFR30A + 270 bps), 12/27/33 (144A)	20,229,223
1,790,000(a)	Radnor Re, Ltd., Series 2021-1, Class M2, 3.20% (SOFR30A + 315 bps), 12/27/33 (144A)	1,766,202
14,760,000(a)	Radnor Re, Ltd., Series 2021-2, Class M1B, 3.748% (SOFR30A + 370 bps), 11/25/31 (144A)	14,869,840
1,339,611(a)	RESI Finance LP, Series 2003-CB1, Class B3, 1.551% (1 Month USD LIBOR + 145 bps), 6/10/35 (144A)	1,206,114
1,897,504(a)	Resimac MBS Trust, Series 2018-2A, Class A1A, 0.951% (1 Month USD LIBOR + 85 bps), 4/10/50 (144A)	1,898,326
644,234(a)	RESIMAC Premier Series, Series 2018-1A, Class A1, 0.901% (1 Month USD LIBOR + 80 bps), 11/10/49 (144A)	644,169
4,167,338(a)	RESIMAC Premier Series, Series 2019-2A, Class A1, 1.051% (1 Month USD LIBOR + 95 bps), 2/10/51 (144A)	4,171,942
2,648,330(a)	RESIMAC Premier Series, Series 2020-1A, Class A1A, 1.154% (1 Month USD LIBOR + 105 bps), 2/7/52 (144A)	2,656,079
3,792,837(d)	RMF Buyout Issuance Trust, Series 2021-HB1, Class A, 1.259% , 11/25/31 (144A)	3,792,079
7,747,796(a)	STACR Trust, Series 2018-HRP1, Class B1, 3.853% (1 Month USD LIBOR + 375 bps), 4/25/43 (144A)	7,935,018
Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/2150

Schedule of Investments  |  12/31/21
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
6,472,488(a)	STACR Trust, Series 2018-HRP1, Class M2, 1.753% (1 Month USD LIBOR + 165 bps), 4/25/43 (144A)	$ 6,474,432
8,450,000(a)	STACR Trust, Series 2018-HRP2, Class M3, 2.508% (1 Month USD LIBOR + 240 bps), 2/25/47 (144A)	8,583,518
14,584,000(a)	STACR Trust, Series 2018-HRP2, Class M3AS, 1.103% (1 Month USD LIBOR + 100 bps), 2/25/47 (144A)	14,541,879
3,506,038(a)	Traingle Re, Ltd., Series 2020-1, Class M1B, 4.002% (1 Month USD LIBOR + 390 bps), 10/25/30 (144A)	3,506,043
4,360,000(a)	Traingle Re, Ltd., Series 2020-1, Class M1C, 4.608% (1 Month USD LIBOR + 450 bps), 10/25/30 (144A)	4,369,360
6,440,000(a)	Traingle Re, Ltd., Series 2021-1, Class M1C, 3.508% (1 Month USD LIBOR + 340 bps), 8/25/33 (144A)	6,440,012
8,170,000(a)	Traingle Re, Ltd., Series 2021-1, Class M2, 4.008% (1 Month USD LIBOR + 390 bps), 8/25/33 (144A)	8,160,717
7,880,000(a)	Triangle Re, Ltd., Series 2021-3, Class M1B, 2.95% (SOFR30A + 290 bps), 2/25/34 (144A)	7,812,397
2,875,000	ZH Trust, Series 2021-1, Class A, 2.252% , 2/18/27 (144A)	2,831,070
1,000,000	ZH Trust, Series 2021-1, Class B, 3.262% , 2/18/27 (144A)	957,554
4,715,000	ZH Trust, Series 2021-2, Class B, 3.506% , 10/17/27 (144A)	4,506,176
	Total Collateralized Mortgage Obligations (Cost $705,970,777)	$703,141,220

	Commercial Mortgage-Backed Securities—8.1% of Net Assets
128,259(a)	ACRES Commercial Realty Corp., Series 2020-RSO8, Class A, 1.314% (SOFR30A + 126 bps), 3/15/35 (144A)	$ 128,299
12,500,000(a)	Austin Fairmont Hotel Trust, Series 2019-FAIR, Class E, 2.36% (1 Month USD LIBOR + 225 bps), 9/15/32 (144A)	12,189,071
8,000,000(a)	BAMLL Commercial Mortgage Securities Trust, Series 2019-RLJ, Class C, 1.71% (1 Month USD LIBOR + 160 bps), 4/15/36 (144A)	7,941,642
5,250,000(a)	BDS, Series 2021-FL8, Class A, 1.024% (1 Month USD LIBOR + 92 bps), 1/18/36 (144A)	5,218,857
1,150,000(a)	BFLD Trust, Series 2020-OBRK, Class A, 2.16% (1 Month USD LIBOR + 205 bps), 11/15/28 (144A)	1,150,898
9,450,000(a)	BHP Trust, Series 2019-BXHP, Class D, 1.881% (1 Month USD LIBOR + 177 bps), 8/15/36 (144A)	9,355,187
51Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/21

Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
13,863,500(a)	BX Commercial Mortgage Trust, Series 2019-XL, Class G, 2.41% (1 Month USD LIBOR + 230 bps), 10/15/36 (144A)	$ 13,750,747
12,000,000(a)	BX Commercial Mortgage Trust, Series 2021-CIP, Class B, 1.371% (1 Month USD LIBOR + 127 bps), 12/15/28 (144A)	11,996,412
5,200,000(a)	BX Commercial Mortgage Trust, Series 2021-XL2, Class D, 1.507% (1 Month USD LIBOR + 140 bps), 10/15/38 (144A)	5,167,742
5,000,000(a)	BX Commercial Mortgage Trust, Series 2021-XL2, Class J, 4.00% (1 Month USD LIBOR + 389 bps), 10/15/38 (144A)	4,965,210
9,300,000(a)	BX Trust, Series 2019-ATL, Class B, 1.497% (1 Month USD LIBOR + 139 bps), 10/15/36 (144A)	9,229,951
8,000,000(a)	BXP Trust, Series 2017-CQHP, Class B, 1.21% (1 Month USD LIBOR + 110 bps), 11/15/34 (144A)	7,831,798
2,171,167(a)	CG-CCRE Commercial Mortgage Trust, Series 2014-FL1, Class B, 1.26% (1 Month USD LIBOR + 115 bps), 6/15/31 (144A)	2,122,199
1,170,082(a)	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class A, 1.964% (1 Month USD LIBOR + 185 bps), 11/15/31 (144A)	1,148,164
10,000,000(a)	CGDB Commercial Mortgage Trust, Series 2019-MOB, Class C, 1.56% (1 Month USD LIBOR + 145 bps), 11/15/36 (144A)	9,912,155
5,700,000(a)	CGMS Commercial Mortgage Trust, Series 2017-MDRC, Class C, 1.41% (1 Month USD LIBOR + 130 bps), 7/15/30 (144A)	5,636,782
14,891,307(a)	CHC Commercial Mortgage Trust 2019, Series 2019-CHC, Class C, 1.86% (1 Month USD LIBOR + 175 bps), 6/15/34 (144A)	14,760,417
9,500,000(a)	CHT Mortgage Trust, Series 2017-CSMO, Class C, 1.61% (1 Month USD LIBOR + 150 bps), 11/15/36 (144A)	9,494,158
4,000,000(a)	CIM Retail Portfolio Trust, Series 2021-RETL, Class A, 1.51% (1 Month USD LIBOR + 140 bps), 8/15/36 (144A)	3,989,932
6,000,000(a)	CLNY Trust, Series 2019-IKPR, Class B, 1.588% (1 Month USD LIBOR + 148 bps), 11/15/38 (144A)	5,984,909
2,000,000(a)	CLNY Trust, Series 2019-IKPR, Class E, 2.827% (1 Month USD LIBOR + 272 bps), 11/15/38 (144A)	1,974,916
5,400,000(a)	Credit Suisse Commercial Mortgage Securities Corp., Series 2019-SKLZ, Class B, 2.01% (1 Month USD LIBOR + 190 bps), 1/15/34 (144A)	5,364,864
Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/2152

Schedule of Investments  |  12/31/21
(unaudited) (continued)
Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
10,000,000(a)	Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class E, 2.256% (1 Month USD LIBOR + 215 bps), 5/15/36 (144A)	$ 9,990,262
1,510,364(a)	Freddie Mac Multifamily Structured Credit Risk, Series 2021-MN1, Class M1, 2.05% (SOFR30A + 200 bps), 1/25/51 (144A)	1,502,953
8,000,000(a)	Great Wolf Trust, Series 2019-WOLF, Class D, 2.043% (1 Month USD LIBOR + 193 bps), 12/15/36 (144A)	7,899,546
3,500,000(a)	GS Mortgage Securities Corp. Trust, Series 2017-STAY, Class B, 1.71% (1 Month USD LIBOR + 160 bps), 7/15/32 (144A)	3,506,437
10,900,000(a)	GS Mortgage Securities Corp. Trust, Series 2018-TWR, Class A, 1.01% (1 Month USD LIBOR + 90 bps), 7/15/31 (144A)	10,872,353
11,000,000(a)	GS Mortgage Securities Corp. Trust, Series 2019-70P, Class D, 1.86% (1 Month USD LIBOR + 175 bps), 10/15/36 (144A)	10,558,119
7,400,000(a)	GS Mortgage Securities Corp. Trust, Series 2019-SMP, Class D, 2.06% (1 Month USD LIBOR + 195 bps), 8/15/32 (144A)	7,288,444
10,000,000(a)	GS Mortgage Securities Corp. Trust, Series 2020-DUNE, Class A, 1.21% (1 Month USD LIBOR + 110 bps), 12/15/36 (144A)	9,989,063
9,000,000(a)	GS Mortgage Securities Corp. Trust, Series 2020-DUNE, Class E, 2.606% (1 Month USD LIBOR + 250 bps), 12/15/36 (144A)	8,817,913
1,100,000(a)	GS Mortgage Securities Corp. Trust, Series 2021-IP, Class E, 3.656% (1 Month USD LIBOR + 355 bps), 10/15/36 (144A)	1,098,252
4,300,000(a)	GS Mortgage Securities Trust, Series 2018-HART, Class A, 1.20% (1 Month USD LIBOR + 109 bps), 10/15/31 (144A)	4,297,573
9,729,000(a)	GS Mortgage Securities Trust, Series 2018-HART, Class B, 1.41% (1 Month USD LIBOR + 130 bps), 10/15/31 (144A)	9,582,164
8,135,347(a)	HPLY Trust, Series 2019-HIT, Class C, 1.71% (1 Month USD LIBOR + 160 bps), 11/15/36 (144A)	8,053,658
4,665,000(a)	InTown Hotel Portfolio Trust, Series 2018-STAY, Class A, 1.06% (1 Month USD LIBOR + 95 bps), 1/15/33 (144A)	4,659,232
4,230,000(a)	InTown Hotel Portfolio Trust, Series 2018-STAY, Class B, 1.41% (1 Month USD LIBOR + 130 bps), 1/15/33 (144A)	4,224,770
53Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/21

Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
2,800,000(a)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT, Class BFL, 1.604% (1 Month USD LIBOR + 150 bps), 7/5/33 (144A)	$ 2,802,617
4,000,000(a)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT, Class CFL, 2.004% (1 Month USD LIBOR + 190 bps), 7/5/33 (144A)	4,004,322
3,600,000(a)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-BKWD, Class C, 1.71% (1 Month USD LIBOR + 160 bps), 9/15/29 (144A)	3,536,627
1,650,000(a)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-BKWD, Class E, 2.706% (1 Month USD LIBOR + 260 bps), 9/15/29 (144A)	1,598,259
10,300,000(a)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-MFP, Class E, 2.266% (1 Month USD LIBOR + 216 bps), 7/15/36 (144A)	10,107,911
6,735,000(a)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020-609M, Class A, 1.48% (1 Month USD LIBOR + 137 bps), 10/15/33 (144A)	6,732,882
8,050,000(a)	MBRT, Series 2019-MBR, Class B, 1.51% (1 Month USD LIBOR + 140 bps), 11/15/36 (144A)	8,019,644
1,320,508(d)	Morgan Stanley Capital I Trust, Series 2007-T25, Class AJ, 5.574% , 11/12/49	990,381
8,500,000(a)	Morgan Stanley Capital I Trust, Series 2017-ASHF, Class B, 1.36% (1 Month USD LIBOR + 125 bps), 11/15/34 (144A)	8,478,075
8,250,000(a)	Morgan Stanley Capital I Trust, Series 2017-CLS, Class C, 1.11% (1 Month USD LIBOR + 100 bps), 11/15/34 (144A)	8,242,535
9,610,247(a)	Morgan Stanley Capital I Trust, Series 2018-BOP, Class B, 1.36% (1 Month USD LIBOR + 125 bps), 8/15/33 (144A)	9,586,978
5,220,000(a)	MTRO Commercial Mortgage Trust, Series 2019-TECH, Class C, 1.41% (1 Month USD LIBOR + 130 bps), 12/15/33 (144A)	5,104,393
2,510,356(a)	Natixis Commercial Mortgage Securities Trust, Series 2018-FL1, Class MCR1, 2.46% (1 Month USD LIBOR + 235 bps), 6/15/35 (144A)	2,481,803
11,500,000(a)	Natixis Commercial Mortgage Securities Trust, Series 2019-MILE, Class B, 1.91% (1 Month USD LIBOR + 180 bps), 7/15/36 (144A)	11,488,316
4,500,000(a)	Ready Capital Mortgage Financing LLC, Series 2021-FL6, Class A, 1.042% (1 Month USD LIBOR + 95 bps), 7/25/36 (144A)	4,471,873
Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/2154

Schedule of Investments  |  12/31/21
(unaudited) (continued)
Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
2,175,000(a)	Ready Capital Mortgage Financing LLC, Series 2021-FL6, Class D, 2.492% (1 Month USD LIBOR + 240 bps), 7/25/36 (144A)	$ 2,145,099
1,519,000(a)	Ready Capital Mortgage Financing LLC, Series 2021-FL6, Class E, 2.992% (1 Month USD LIBOR + 290 bps), 7/25/36 (144A)	1,499,347
4,825,000(a)	Ready Capital Mortgage Financing LLC, Series 2021-FL7, Class D, 3.052% (1 Month USD LIBOR + 295 bps), 11/25/36 (144A)	4,816,080
6,757,033(a)	SLIDE, Series 2018-FUN, Class B, 1.61% (1 Month USD LIBOR + 150 bps), 6/15/31 (144A)	6,705,960
586,620(d)	Sutherland Commercial Mortgage Loans, Series 2017-SBC6, Class A, 3.192% , 5/25/37 (144A)	584,310
4,374,433(a)	Tharaldson Hotel Portfolio Trust, Series 2018-THL, Class C, 1.754% (1 Month USD LIBOR + 165 bps), 11/11/34 (144A)	4,341,487
9,038,000	UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A4, 3.525% , 5/10/63	9,065,386
310,938(d)	WaMu Commercial Mortgage Securities Trust, Series 2006-SL1, Class C, 1.567% , 11/23/43 (144A)	310,559
12,800,000(a)	Wells Fargo Commercial Mortgage Trust, Series 2017-SMP, Class C, 1.435% (1 Month USD LIBOR + 133 bps), 12/15/34 (144A)	12,757,577
14,200,000(a)	XCALI Mortgage Trust, Series 2020-1, Class A, 4.05% (1 Month USD LIBOR + 240 bps), 1/22/23 (144A)	14,229,912
13,500,000(a)	XCALI Mortgage Trust, Series 2020-2, Class A, 4.05% (1 Month USD LIBOR + 200 bps), 2/7/23 (144A)	13,529,865
4,375,000(a)	XCALI Mortgage Trust, Series 2020-5, Class A, 4.25% (1 Month USD LIBOR + 325 bps), 10/15/23 (144A)	4,397,897
	Total Commercial Mortgage-Backed Securities (Cost $416,939,342)	$413,685,144

	Corporate Bonds — 28.9% of Net Assets
	Aerospace & Defense — 0.2%
10,000,000	Boeing Co., 1.167%, 2/4/23	$ 10,001,250
	Total Aerospace & Defense	$10,001,250
	Auto Manufacturers — 2.9%
6,575,000(a)	American Honda Finance Corp., 0.401% (3 Month USD LIBOR + 28 bps), 1/12/24	$ 6,580,373
3,960,000(a)	American Honda Finance Corp., 0.516% (3 Month USD LIBOR + 37 bps), 5/10/23	3,966,403
9,190,000(a)	American Honda Finance Corp., 0.76% (3 Month USD LIBOR + 54 bps), 6/27/22	9,207,760
55Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/21

Principal Amount USD ($)		Value
	Auto Manufacturers — (continued)
12,323,000(a)	BMW US Capital LLC, 0.58% (SOFRRATE + 53 bps), 4/1/24 (144A)	$ 12,387,124
9,467,000	Daimler Finance North America LLC, 2.85%, 1/6/22 (144A)	9,468,494
15,000,000	Daimler Finance North America LLC, 3.40%, 2/22/22 (144A)	15,061,132
16,000,000(a)	Daimler Trucks Finance North America LLC, 0.65% (SOFRRATE + 60 bps), 12/14/23 (144A)	16,011,680
18,670,000(a)	General Motors Financial Co., Inc., 0.669% (SOFRRATE + 62 bps), 10/15/24	18,655,271
6,360,000(a)	General Motors Financial Co., Inc., 0.81% (SOFRRATE + 76 bps), 3/8/24	6,388,143
11,000,000(a)	Nissan Motor Acceptance Co. LLC, 0.83% (3 Month USD LIBOR + 64 bps), 3/8/24 (144A)	10,997,618
17,904,000(a)	Toyota Motor Credit Corp., 0.369% (SOFRRATE + 32 bps), 4/6/23	17,897,211
11,000,000(a)	Toyota Motor Credit Corp., 0.379% (SOFRRATE + 33 bps), 1/11/24	10,996,181
11,705,000	Volkswagen Group of America Finance LLC, 2.90%, 5/13/22 (144A)	11,800,478
	Total Auto Manufacturers	$149,417,868
	Banks — 16.9%
5,600,000(a)	Banco Santander SA, 1.254% (3 Month USD LIBOR + 109 bps), 2/23/23	$ 5,647,673
7,200,000(a)	Banco Santander SA, 1.681% (3 Month USD LIBOR + 156 bps), 4/11/22	7,225,642
5,700,000(a)	Bank of America Corp., 0.593% (3 Month Bloomberg Short-Term Bank Yield Index + 43 bps), 5/28/24	5,700,028
9,450,000(a)	Bank of America Corp., 0.78% (SOFRRATE + 73 bps), 10/24/24	9,500,042
23,289,000(a)	Bank of America Corp., 0.97% (3 Month USD LIBOR + 79 bps), 3/5/24	23,406,015
5,237,000(a)	Bank of America Corp., 1.124% (3 Month USD LIBOR + 100 bps), 4/24/23	5,249,180
7,468,000(a)	Bank of America Corp., 1.292% (3 Month USD LIBOR + 116 bps), 1/20/23	7,458,722
14,760,000(a)	Bank of Montreal, 0.315% (SOFRRATE + 27 bps), 9/15/23	14,740,107
12,000,000(a)	Bank of Montreal, 0.369% (SOFRRATE + 32 bps), 7/9/24	11,984,803
16,000,000(a)	Bank of Montreal, 0.40% (SOFRRATE + 35 bps), 12/8/23	16,000,110
3,185,000(a)	Bank of Montreal, 0.73% (SOFRRATE + 68 bps), 3/10/23	3,200,189
Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/2156

Schedule of Investments  |  12/31/21
(unaudited) (continued)
Principal Amount USD ($)		Value
	Banks — (continued)
9,200,000(a)	Bank of Nova Scotia, 0.494% (SOFRRATE + 45 bps), 4/15/24	$ 9,209,580
15,240,000(a)	Banque Federative du Credit Mutuel SA, 0.862% (3 Month USD LIBOR + 73 bps), 7/20/22 (144A)	15,298,705
2,620,000(a)	Banque Federative du Credit Mutuel SA, 1.092% (3 Month USD LIBOR + 96 bps), 7/20/23 (144A)	2,650,944
5,125,000	Banque Federative du Credit Mutuel SA, 2.125%, 11/21/22 (144A)	5,196,177
12,008,000(a)	Barclays Plc, 1.586% (3 Month USD LIBOR + 143 bps), 2/15/23	12,022,103
6,050,000(a)	Barclays Plc, 1.746% (3 Month USD LIBOR + 163 bps), 1/10/23	6,051,297
7,980,000	BNP Paribas SA, 2.95%, 5/23/22 (144A)	8,057,181
18,956,000(a)	BPCE SA, 1.38% (3 Month USD LIBOR + 122 bps), 5/22/22 (144A)	19,031,982
13,207,000	BPCE SA, 3.00%, 5/22/22 (144A)	13,332,255
18,400,000(a)	Canadian Imperial Bank of Commerce, 0.45% (SOFRRATE + 40 bps), 12/14/23	18,384,579
10,900,000(a)	Citigroup, Inc., 0.719% (SOFRRATE + 67 bps), 5/1/25	10,975,918
9,645,000(a)	Citigroup, Inc., 0.824% (3 Month USD LIBOR + 69 bps), 10/27/22	9,684,440
16,729,000(a)	Citigroup, Inc., 1.084% (3 Month USD LIBOR + 96 bps), 4/25/22	16,757,812
2,350,000(a)	Cooperatieve Rabobank UA, 0.604% (3 Month USD LIBOR + 48 bps), 1/10/23	2,357,093
10,000,000(a)	Credit Suisse AG, 0.44% (SOFRRATE + 39 bps), 2/2/24	9,972,835
6,340,000(a)	Credit Suisse AG, 0.50% (SOFRRATE + 45 bps), 2/4/22	6,341,146
19,085,000(a)	Credit Suisse AG 0, 0.43% (SOFRRATE + 38 bps), 8/9/23	19,084,981
10,765,000(a)	Credit Suisse Group AG, 1.398% (3 Month USD LIBOR + 120 bps), 12/14/23 (144A)	10,846,956
6,457,000	Danske Bank A/S, 2.70%, 3/2/22 (144A)	6,481,683
7,000,000(a)	Federation des Caisses Desjardins du Quebec, 0.48% (SOFRRATE + 43 bps), 5/21/24 (144A)	7,008,068
13,880,000(a)	Goldman Sachs Group, Inc., 0.539% (SOFRRATE + 49 bps), 10/21/24	13,833,270
20,725,000(a)	Goldman Sachs Group, Inc., 0.55% (SOFRRATE + 50 bps), 9/10/24	20,697,060
8,502,000(a)	Goldman Sachs Group, Inc. 0, 0.59% (SOFRRATE + 54 bps), 11/17/23	8,502,764
10,000,000(a)	HSBC Holdings Plc, 0.63% (SOFRRATE + 58 bps), 11/22/24	9,994,244
57Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/21

Principal Amount USD ($)		Value
	Banks — (continued)
20,000,000	ING Groep NV, 3.15%, 3/29/22	$ 20,130,752
4,650,000	Intesa Sanpaolo S.p.A., 3.125%, 7/14/22 (144A)	4,702,931
8,000,000(a)	JPMorgan Chase & Co., 0.585% (SOFRRATE + 54 bps), 6/1/25	8,008,541
11,800,000(a)	JPMorgan Chase & Co., 0.854% (3 Month USD LIBOR + 73 bps), 4/23/24	11,859,767
10,150,000(a)	JPMorgan Chase & Co., 1.024% (3 Month USD LIBOR + 90 bps), 4/25/23	10,172,477
11,294,000(a)	KeyBank NA, 0.39% (SOFRRATE + 34 bps), 1/3/24	11,282,560
2,905,000(a)	KeyBank NA, 0.792% (3 Month USD LIBOR + 66 bps), 2/1/22	2,906,277
15,450,000	Lloyds Banking Group Plc, 3.00%, 1/11/22	15,458,131
13,975,000(a)	Macquarie Group, Ltd., 0.759% (SOFRRATE + 71 bps), 10/14/25 (144A)	13,990,512
3,000,000(a)	Mitsubishi UFJ Financial Group, Inc., 0.888% (3 Month USD LIBOR + 70 bps), 3/7/22	3,002,514
25,302,000(a)	Mitsubishi UFJ Financial Group, Inc., 0.914% (3 Month USD LIBOR + 79 bps), 7/25/22	25,397,064
9,490,000	Mitsubishi UFJ Financial Group, Inc., 2.623%, 7/18/22	9,598,027
6,295,000(a)	Mizuho Financial Group, Inc., 1.051% (3 Month USD LIBOR + 85 bps), 9/13/23	6,318,130
7,505,000(a)	Mizuho Financial Group, Inc., 1.081% (3 Month USD LIBOR + 88 bps), 9/11/22	7,539,246
14,679,000(a)	Mizuho Financial Group, Inc., 1.116% (3 Month USD LIBOR + 94 bps), 2/28/22	14,697,698
23,460,000	Morgan Stanley, 2.75%, 5/19/22	23,669,967
13,500,000	Morgan Stanley, 3.75%, 2/25/23	13,963,849
15,000,000(a)	National Bank of Canada, 0.54% (SOFRRATE + 49 bps), 8/6/24	15,031,238
8,790,000(a)	NatWest Group Plc, 1.626% (3 Month USD LIBOR + 147 bps), 5/15/23	8,827,270
4,200,000(a)	NatWest Markets Plc, 0.58% (SOFRRATE + 53 bps), 8/12/24 (144A)	4,200,219
9,315,000	NatWest Markets Plc, 3.625%, 9/29/22 (144A)	9,522,847
15,000,000	Nordea Bank Abp, 4.25%, 9/21/22 (144A)	15,370,720
13,159,000(a)	PNC Bank NA, 0.634% (3 Month USD LIBOR + 50 bps), 7/27/22	13,181,686
22,000,000(a)	Royal Bank of Canada, 0.349% (SOFRRATE + 30 bps), 1/19/24	21,974,174
12,310,000(a)	Royal Bank of Canada, 0.599% (3 Month USD LIBOR + 47 bps), 4/29/22	12,317,783
15,252,000(a)	Skandinaviska Enskilda Banken AB, 0.846% (3 Month USD LIBOR + 65 bps), 12/12/22 (144A)	15,325,738
Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/2158

Schedule of Investments  |  12/31/21
(unaudited) (continued)
Principal Amount USD ($)		Value
	Banks — (continued)
8,880,000(a)	Standard Chartered Plc, 0.98% (SOFRRATE + 93 bps), 11/23/25 (144A)	$ 8,882,540
3,290,000(a)	Standard Chartered Plc, 1.299% (SOFRRATE + 125 bps), 10/14/23 (144A)	3,311,802
4,232,000(a)	Sumitomo Mitsui Financial Group, Inc., 0.862% (3 Month USD LIBOR + 74 bps), 10/18/22	4,252,050
22,118,000(a)	Sumitomo Mitsui Financial Group, Inc., 0.901% (3 Month USD LIBOR + 78 bps), 7/12/22	22,185,866
12,220,000(a)	Sumitomo Mitsui Trust Bank, Ltd., 0.49% (SOFRRATE + 44 bps), 9/16/24 (144A)	12,200,076
9,825,000(a)	Toronto-Dominion Bank, 0.40% (SOFRRATE + 35 bps), 9/10/24	9,824,999
5,265,000(a)	Toronto-Dominion Bank, 0.701% (3 Month USD LIBOR + 53 bps), 12/1/22	5,289,817
1,000,000(a)	Toronto-Dominion Bank, 0.764% (3 Month USD LIBOR + 64 bps), 7/19/23	1,007,551
9,000,000(a)	Truist Bank, 0.249% (SOFRRATE + 20 bps), 1/17/24	8,964,504
25,014,000(a)	Truist Bank, 0.748% (3 Month USD LIBOR + 59 bps), 5/17/22	25,051,709
10,800,000(a)	UBS AG, 0.37% (SOFRRATE + 32 bps), 6/1/23 (144A)	10,795,392
5,800,000(a)	UBS AG, 0.41% (SOFRRATE + 36 bps), 2/9/24 (144A)	5,796,172
8,110,000	UBS AG/Stamford CT, 7.625%, 8/17/22	8,423,149
16,208,000(a)	UBS Group AG, 1.662% (3 Month USD LIBOR + 153 bps), 2/1/22 (144A)	16,226,208
17,391,000	UniCredit S.p.A., 3.75%, 4/12/22 (144A)	17,522,362
5,332,000(a)	Wells Fargo & Co., 1.234% (3 Month USD LIBOR + 111 bps), 1/24/23	5,334,815
	Total Banks	$855,404,714
	Commercial Services — 0.2%
9,290,000	ERAC USA Finance LLC, 3.30%, 10/15/22 (144A)	$ 9,482,935
	Total Commercial Services	$9,482,935
	Diversified Financial Services — 1.7%
6,500,000(a)	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 0.73% (SOFRRATE + 68 bps), 9/29/23	$ 6,501,146
4,544,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.625%, 7/1/22	4,632,609
15,735,000(a)	Air Lease Corp., 0.553% (3 Month USD LIBOR + 35 bps), 12/15/22	15,724,212
23,740,000(a)	American Express Co., 0.742% (3 Month USD LIBOR + 61 bps), 8/1/22	23,782,068
59Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/21

Principal Amount USD ($)		Value
	Diversified Financial Services — (continued)
16,000,000(a)	Capital One Financial Corp., 0.74% (SOFRRATE + 69 bps), 12/6/24	$ 15,994,368
20,096,000	Charles Schwab Corp., 2.65%, 1/25/23	20,468,760
1,000,000(a)	OWS Cre Funding I LLC, 5.006% (1 Month USD LIBOR + 490 bps), 9/1/23 (144A)	1,005,431
	Total Diversified Financial Services	$88,108,594
	Electric — 1.7%
6,440,000(a)	American Electric Power Co., Inc. Series A, 0.612% (3 Month USD LIBOR + 48 bps), 11/1/23	$ 6,440,584
7,600,000(a)	CenterPoint Energy, Inc., 0.70% (SOFRRATE + 65 bps), 5/13/24	7,601,968
9,175,000(a)	Dominion Energy, Inc. Series D, 0.733% (3 Month USD LIBOR + 53 bps), 9/15/23	9,166,809
15,000,000	Eversource Energy Series K, 2.75%, 3/15/22	15,040,388
1,863,000(a)	Eversource Energy Series T, 0.30% (SOFRRATE + 25 bps), 8/15/23	1,861,419
11,360,000(a)	Florida Power & Light Co., 0.30% (SOFRRATE + 25 bps), 5/10/23	11,327,102
6,500,000(a)	NextEra Energy Capital Holdings, Inc., 0.45% (SOFRRATE + 40 bps), 11/3/23	6,500,780
8,461,000(a)	NextEra Energy Capital Holdings, Inc., 0.59% (SOFRRATE + 54 bps), 3/1/23	8,473,787
4,780,000	Niagara Mohawk Power Corp., 2.721%, 11/28/22 (144A)	4,861,705
6,545,000	Public Service Enterprise Group, Inc., 0.841%, 11/8/23	6,520,808
3,253,000	Public Service Enterprise Group, Inc., 2.65%, 11/15/22	3,299,012
7,000,000(a)	Southern Co. Series 2021, 0.42% (SOFRRATE + 37 bps), 5/10/23	6,983,748
	Total Electric	$88,078,110
	Healthcare-Products — 0.1%
7,224,000(a)	Thermo Fisher Scientific, Inc., 0.579% (SOFRRATE + 53 bps), 10/18/24	$ 7,233,799
	Total Healthcare-Products	$7,233,799
	Healthcare-Services — 0.5%
15,000,000	Aetna, Inc., 2.75%, 11/15/22	$ 15,195,143
9,631,000	Anthem, Inc., 0.45%, 3/15/23	9,592,225
	Total Healthcare-Services	$24,787,368
	Insurance — 0.9%
1(e)	Ambac Assurance Corp., 5.10% (144A)	$ 1
Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/2160

Schedule of Investments  |  12/31/21
(unaudited) (continued)
Principal Amount USD ($)		Value
	Insurance — (continued)
3,502,000	Aon Corp., 2.20%, 11/15/22	$ 3,547,179
13,700,000(a)	Athene Global Funding, 0.61% (SOFRRATE + 56 bps), 8/19/24 (144A)	13,696,222
5,365,000(a)	Metropolitan Life Global Funding I, 0.619% (SOFRRATE + 57 bps), 1/13/23 (144A)	5,385,816
9,350,000(a)	Northwestern Mutual Global Funding, 0.38% (SOFRRATE + 33 bps), 3/25/24 (144A)	9,342,333
5,400,000(a)	Principal Life Global Funding II, 0.43% (SOFRRATE + 38 bps), 8/23/24 (144A)	5,394,245
6,500,000(a)	Principal Life Global Funding II, 0.499% (SOFRRATE + 45 bps), 4/12/24 (144A)	6,501,488
	Total Insurance	$43,867,284
	Lodging — 0.1%
4,660,000(a)	Hyatt Hotels Corp., 1.10% (SOFRRATE + 105 bps), 10/1/23	$ 4,673,457
	Total Lodging	$4,673,457
	Machinery-Construction & Mining — 0.4%
11,567,000(a)	Caterpillar Financial Services Corp., 0.295% (SOFRRATE + 25 bps), 5/17/24	$ 11,562,860
9,091,000(a)	Caterpillar Financial Services Corp., 0.891% (3 Month USD LIBOR + 74 bps), 5/13/22	9,110,421
	Total Machinery-Construction & Mining	$20,673,281
	Media — 0.2%
9,910,000(a)	Walt Disney Co., 0.561% (3 Month USD LIBOR + 39 bps), 9/1/22	$ 9,925,267
	Total Media	$9,925,267
	Oil & Gas — 0.7%
2,775,000(a)	BP Capital Markets Plc, 0.864% (3 Month USD LIBOR + 65 bps), 9/19/22	$ 2,783,711
3,745,000	Canadian Natural Resources, Ltd., 2.95%, 1/15/23	3,816,533
2,295,000(a)	Chevron Corp., 0.705% (3 Month USD LIBOR + 53 bps), 3/3/22	2,296,467
16,885,000(a)	Chevron Corp., 1.05% (3 Month USD LIBOR + 90 bps), 5/11/23	17,049,456
11,405,000(a)	Exxon Mobil Corp., 0.485% (3 Month USD LIBOR + 33 bps), 8/16/22	11,422,622
	Total Oil & Gas	$37,368,789
	Pharmaceuticals — 1.7%
17,080,000(a)	AbbVie, Inc., 0.81% (3 Month USD LIBOR + 65 bps), 11/21/22	$ 17,143,311
15,240,000	AbbVie, Inc., 3.45%, 3/15/22	15,253,943
61Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/21

Principal Amount USD ($)		Value
	Pharmaceuticals — (continued)
5,890,000	AmerisourceBergen Corp., 0.737%, 3/15/23	$ 5,875,021
16,557,000(a)	Becton Dickinson and Co., 1.21% (3 Month USD LIBOR + 103 bps), 6/6/22	16,614,487
24,416,000(a)	Cardinal Health, Inc., 0.973% (3 Month USD LIBOR + 77 bps), 6/15/22	24,475,089
4,274,000	Zoetis, Inc., 3.25%, 2/1/23	4,355,484
	Total Pharmaceuticals	$83,717,335
	Pipelines — 0.4%
15,201,000	Enbridge, Inc., 2.90%, 7/15/22	$ 15,351,057
5,851,000	Energy Transfer LP, 3.60%, 2/1/23	5,964,811
	Total Pipelines	$21,315,868
	Semiconductors — 0.2%
4,180,000(a)	Analog Devices, Inc., 0.30% (SOFRRATE + 25 bps), 10/1/24	$ 4,184,051
4,600,000	Skyworks Solutions, Inc., 0.90%, 6/1/23	4,576,708
	Total Semiconductors	$8,760,759
	Telecommunications — 0.1%
5,471,000(a)	Verizon Communications, Inc., 0.55% (SOFRRATE + 50 bps), 3/22/24	$ 5,492,132
	Total Telecommunications	$5,492,132
	Total Corporate Bonds (Cost $1,473,485,053)	$1,468,308,810

	Insurance-Linked Securities — 2.8% of Net Assets#
	Event Linked Bonds — 1.8%
	Earthquakes – California — 0.1%
2,000,000(a)	Phoenician Re, 2.657%, (3 Month U.S. Treasury Bill + 250 bps), 12/14/24 (144A)	$ 1,998,000
750,000(a)	Ursa Re, 5.78%, (3 Month U.S. Treasury Bill + 575 bps), 12/10/22 (144A)	761,100
4,000,000(a)	Ursa Re II, 3.907%, (3 Month U.S. Treasury Bill + 375 bps), 12/7/23 (144A)	4,088,800
		$6,847,900
	Earthquakes – Mexico — 0.0%†
500,000(a)	International Bank for Reconstruction & Development, 3.621%, (3 Month USD LIBOR + 350 bps), 3/13/24 (144A)	$ 505,950
	Earthquakes - U.S. — 0.0%†
1,000,000(a)	Torrey Pines Re Pte, Ltd., 4.03%, (3 Month U.S. Treasury Bill + 400 bps), 6/7/24 (144A)	$ 1,003,800
Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/2162

Schedule of Investments  |  12/31/21
(unaudited) (continued)
Principal Amount USD ($)		Value
	Earthquakes - U.S. & Canada — 0.0%†
2,500,000(a)	Acorn Re, 2.53%, (3 Month U.S. Treasury Bill + 250 bps), 11/7/24 (144A)	$ 2,497,750
	Flood - U.S. — 0.0%†
500,000(a)	FloodSmart Re, 11.987%, (1 Month U.S. Treasury Bill + 1183 bps), 3/7/22 (144A)	$ 506,250
	Health – U.S. — 0.1%
3,500,000(a)	Vitality Re X, 1.907%, (3 Month U.S. Treasury Bill + 175 bps), 1/10/23 (144A)	$ 3,429,300
	Multiperil – Florida — 0.0%†
250,000(a)	Sanders Re II, 5.587%, (3 Month U.S. Treasury Bill + 543 bps), 6/7/23 (144A)	$ 256,475
	Multiperil - Japan — 0.0%†
500,000(a)	Akibare Re, 2.134%, (3 Month USD LIBOR + 193 bps), 4/7/22 (144A)	$ 499,950
250,000(a)	Akibare Re, 2.114%, (3 Month USD LIBOR + 190 bps), 4/7/22 (144A)	249,975
		$749,925
	Multiperil - Texas — 0.0%†
1,000,000(a)	Alamo Re, 5.197%, (1 Month U.S. Treasury Bill + 504 bps), 6/8/22 (144A)	$ 1,010,600
	Multiperil – U.S. — 0.6%
1,500,000(a)	Bonanza Re, 4.90%, (3 Month U.S. Treasury Bill + 487 bps), 2/20/24 (144A)	$ 1,527,600
500,000(a)	Caelus Re V, 0.53%, (3 Month U.S. Treasury Bill + 50 bps), 6/9/25 (144A)	400,000
125,000(a)	Caelus Re V, 0.257%, (1 Month U.S. Treasury Bill + 10 bps), 6/5/24 (144A)	87,500
750,000(a)	Caelus Re V, 0.13%, (3 Month U.S. Treasury Bill + 10 bps), 6/9/25 (144A)	7,500
750,000(a)	Caelus Re VI, 5.41%, (3 Month U.S. Treasury Bill + 538 bps), 6/7/24 (144A)	779,175
4,500,000(a)	Easton Re Pte, 4.147%, (3 Month U.S. Treasury Bill + 400 bps), 1/8/24 (144A)	4,531,950
1,750,000(a)	Four Lakes Re, 7.157%, (3 Month U.S. Treasury Bill + 700 bps), 1/5/24 (144A)	1,759,625
2,000,000(a)	Four Lakes Re, 4.907%, (3 Month U.S. Treasury Bill + 475 bps), 1/7/25 (144A)	1,999,800
500,000(a)	Herbie Re, Ltd., 6.28%, (3 Month U.S. Treasury Bill + 625 bps), 1/8/25 (144A)	526,850
1,700,000(a)	Kilimanjaro II Re, 7.975%, (6 Month USD LIBOR + 791 bps), 4/21/22 (144A)	1,704,420
63Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/21

Principal Amount USD ($)		Value
	Multiperil – U.S. — (continued)
250,000(a)	Kilimanjaro Re, 4.94%, (3 Month USD LIBOR + 494 bps), 5/6/22 (144A)	$ 252,450
1,500,000(a)	Residential Reinsurance 2020, 6.667%, (3 Month U.S. Treasury Bill + 651 bps), 12/6/24 (144A)	1,536,000
5,000,000(a)	Residential Reinsurance 2021, 5.53%, (3 Month U.S. Treasury Bill + 550 bps), 12/6/25 (144A)	5,009,500
3,000,000(a)	Sanders Re II, 3.53%, (3 Month U.S. Treasury Bill + 350 bps), 4/7/25 (144A)	3,019,500
1,750,000(a)	Sanders Re II, 3.407%, (3 Month U.S. Treasury Bill + 325 bps), 4/7/25 (144A)	1,746,325
1,000,000(a)	Sussex Capital UK Pcc, Ltd., 8.34%, (3 Month U.S. Treasury Bill + 775 bps), 1/8/25 (144A)	1,029,000
3,350,000(a)	Tailwind Re, 7.68%, (3 Month U.S. Treasury Bill + 765 bps), 1/8/22 (144A)	3,350,000
		$29,267,195
	Multiperil – U.S. & Canada — 0.2%
1,000,000(a)	Hypatia, Ltd., 10.532%, (3 Month U.S. Treasury Bill + 1038 bps), 6/7/23 (144A)	$ 1,059,200
2,500,000(a)	Hypatia, Ltd., 7.305%, (3 Month U.S. Treasury Bill + 728 bps), 6/7/23 (144A)	2,622,500
250,000(a)	Matterhorn Re, 5.959%, (SOFRRATE + 592 bps), 12/8/25 (144A)	249,875
1,000,000(a)	Mona Lisa Re, Ltd., 7.03%, (3 Month U.S. Treasury Bill + 700 bps), 7/8/25 (144A)	1,012,700
4,000,000(a)	Mystic Re IV, 9.985%, (3 Month U.S. Treasury Bill + 996 bps), 1/8/25 (144A)	4,007,600
		$8,951,875
	Multiperil – U.S. Regional — 0.1%
700,000(a)	First Coast Re II Pte, Ltd., 5.69%, (3 Month U.S. Treasury Bill + 566 bps), 6/7/23 (144A)	$ 709,590
5,200,000(a)	Long Point Re III, 2.907%, (3 Month U.S. Treasury Bill + 275 bps), 6/1/22 (144A)	5,197,920
400,000(a)	Matterhorn Re, 5.157%, (3 Month U.S. Treasury Bill + 500 bps), 1/8/24 (144A)	384,000
		$6,291,510
	Multiperil – Worldwide — 0.0%†
1,500,000(a)	Northshore Re II, 5.907%, (3 Month U.S. Treasury Bill + 575 bps), 1/8/24 (144A)	$ 1,539,000
Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/2164

Schedule of Investments  |  12/31/21
(unaudited) (continued)
Principal Amount USD ($)		Value
	Pandemic – U.S — 0.1%
1,250,000(a)	Vitality Re XI, 1.957%, (3 Month U.S. Treasury Bill + 180 bps), 1/9/24 (144A)	$ 1,224,375
3,000,000(a)	Vitality Re XI, 1.53%, (3 Month U.S. Treasury Bill + 150 bps), 1/9/24 (144A)	2,927,100
		$4,151,475
	Windstorm – Florida — 0.1%
2,500,000(a)	Integrity Re, 4.38%, (3 Month USD LIBOR + 438 bps), 6/10/22 (144A)	$ 2,521,250
2,200,000(a)	Merna Reinsurance II, Ltd., 5.53%, (3 Month U.S. Treasury Bill + 550 bps), 7/8/24 (144A)	2,257,420
		$4,778,670
	Windstorm - Jamica — 0.1%
4,000,000(a)	International Bank for Reconstruction & Development, 4.50%, (SOFRRATE + 445 bps), 12/29/23 (144A)	$ 4,012,400
	Windstorm - Mexico — 0.0%†
500,000(a)	International Bank for Reconstruction & Development, 6.621%, (3 Month USD LIBOR + 650 bps), 3/13/24 (144A)	$ 515,450
	Windstorm - North Carolina — 0.1%
3,025,000(a)	Cape Lookout Re, 6.387%, (1 Month U.S. Treasury Bill + 623 bps), 5/9/22 (144A)	$ 3,075,820
	Windstorm - Texas — 0.1%
2,500,000(a)	Alamo Re II, 5.49%, (1 Month U.S. Treasury Bill + 546 bps), 6/8/23 (144A)	$ 2,605,250
	Windstorm – U.S — 0.0%†
2,000,000(a)	Bonanza Re, 4.907%, (3 Month U.S. Treasury Bill + 475 bps), 12/23/24 (144A)	$ 2,024,600
250,000(a)	Bowline Re 2019-1, 8.88%, (3 Month U.S. Treasury Bill + 885 bps), 3/20/23 (144A)	252,950
		$2,277,550
	Windstorm – U.S. Regional — 0.2%
3,500,000(a)	Cape Lookout Re, 4.307%, (1 Month U.S. Treasury Bill + 415 bps), 2/25/22 (144A)	$ 3,515,750
3,000,000(a)	Matterhorn Re, 5.648%, (3 Month USD LIBOR + 550 bps), 12/7/22 (144A)	3,012,000
1,500,000(a)	Matterhorn Re, 4.398%, (3 Month USD LIBOR + 425 bps), 12/7/22 (144A)	1,508,400
		$8,036,150
	Total Event Linked Bonds	$92,310,295
65Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/21

Face Amount USD ($)		Value
	Collateralized Reinsurance — 0.5%
	Earthquakes – California — 0.1%
2,980,000(f)(g)+	Adare Re 2021, 9/30/27	$ 3,020,299
3,018,000(f)(g)+	Adare Re 2022, 12/31/27	3,018,000
		$6,038,299
	Multiperil – Massachusetts — 0.1%
3,500,000(f)(g)+	Denning Re 2021, 7/31/25	$ 3,502,836
	Multiperil – U.S. — 0.1%
2,000,000(f)(g)+	Ballybunion Re 2021, 7/31/25	$ 2,074,392
1,000,000(f)(g)+	Ballybunion Re 2021-2, 6/30/25	1,000,000
250,000(g)+	Bowline Re 2018-1, 5/23/22 (144A)	252,125
250,000(f)(g)+	Dingle Re 2020, 12/31/22	24,068
3,250,000(f)(g)+	Port Royal Re 2021, 5/31/25	3,235,258
		$6,585,843
	Multiperil – U.S. Regional — 0.1%
3,000,000(f)(g)+	Ailsa Re 2021, 6/30/25	$ 3,074,646
	Multiperil – Worldwide — 0.0%†
1,000,000(f)(g)+	Cypress 2017, 1/31/23	$ 100
223,000(f)(g)+	Limestone Re, 3/1/23 (144A)	28,879
2,500,000(f)(g)+	Resilience Re, 5/1/22	—
		$28,979
	Windstorm – Florida — 0.0%†
2,000,000(f)(g)+	Formby Re 2018, 2/28/23	$ 245,600
800,000(f)(g)+	Portrush Re 2017, 6/15/22	510,480
		$756,080
	Windstorm - North Carolina — 0.0%†
500,000(f)(g)+	Isosceles Re 2021-A1, 5/31/25	$ 499,850
	Windstorm – U.S. Regional — 0.1%
1,500,000(f)(g)+	Isosceles Insurance, Ltd., 7/10/23	$ 1,503,750
500,000(f)(g)+	Oakmont Re 2017, 4/30/23	14,700
		$1,518,450
	Total Collateralized Reinsurance	$22,004,983
	Reinsurance Sidecars — 0.5%
	Multiperil – U.S.—0.0%†
2,000,000(f)(h)+	Harambee Re 2018, 12/31/22	$ 3,600
4,000,000(f)(h)+	Harambee Re 2019, 12/31/22	4,400
		$8,000
	Multiperil – Worldwide—0.5%
2,000(f)(g)+	Alturas Re 2019-1, 3/10/23 (144A)	$ 13,496
Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/2166

Schedule of Investments  |  12/31/21
(unaudited) (continued)
Face Amount USD ($)		Value
	Multiperil – Worldwide — (continued)
36,448(f)(h)+	Alturas Re 2019-2, 3/10/23	$ 51,319
4,000,000(f)(h)+	Alturas Re 2021-3, 7/31/25	3,859,600
2,500,000(f)(g)+	Bantry Re 2016, 3/31/23	201,500
2,000,000(f)(g)+	Bantry Re 2017, 3/31/23	116,882
2,000,000(f)(g)+	Bantry Re 2018, 12/31/22	22,800
4,000,000(f)(g)+	Bantry Re 2019, 12/31/22	135,855
5,120,164(f)(g)+	Berwick Re 2018-1, 12/31/22	395,789
3,658,035(f)(g)+	Berwick Re 2019-1, 12/31/22	437,135
4,500,000(f)(g)+	Berwick Re 2022, 12/31/27	4,500,000
75,000(f)(g)+	Eden Re II, 3/22/23 (144A)	22,432
35,797(f)(g)+	Eden Re II, 3/22/23 (144A)	137,596
113,405(f)(g)+	Eden Re II, 3/22/23 (144A)	35,859
4,000(f)(g)+	Eden Re II, 3/22/23 (144A)	15,046
2,118,314(f)(g)+	Gullane Re 2018, 12/31/22	294,234
1,697(f)(g)+	Limestone Re 2018, 3/1/23	—
500,000(f)(h)+	Lion Rock Re 2019, 1/31/23	—
4,000,000(f)(h)+	Lorenz Re 2018, 7/1/22	—
2,744,544(f)(h)+	Lorenz Re 2019, 6/30/22	90,021
3,000,000(f)(g)+	Merion Re 2018-2, 12/31/22	496,500
1,500,000(f)(g)+	Pangaea Re 2016-2, 11/30/22	2,675
2,000,000(f)(g)+	Pangaea Re 2018-1, 12/31/22	42,109
4,000,000(f)(g)+	Pangaea Re 2018-3, 7/1/22	82,974
2,800,000(f)(g)+	Pangaea Re 2019-1, 2/1/23	58,345
2,941,254(f)(g)+	Pangaea Re 2019-3, 7/1/23	105,799
4,000,000(f)(g)+	Pangaea Re 2021-3, 7/1/25	3,891,180
4,000,000(f)(g)+	RosaPenna Re 2021, 7/31/25	3,880,000
2,400,000(f)(g)+	Sector Re V, 12/1/23 (144A)	353,280
800,000(f)(g)+	Sector Re V, 3/1/24 (144A)	618,160
1,861(f)(g)+	Sector Re V, 3/1/24 (144A)	36,327
160,000(f)(g)+	Sector Re V, 12/1/24 (144A)	470,768
2,500,000(f)(g)+	Sector Re V, 12/1/26 (144A)	2,500,000
750,000(f)(h)+	Thopas Re 2018, 12/31/22	10,200
3,000,000(f)(h)+	Thopas Re 2019, 12/31/22	—
4,000,000(f)(h)+	Torricelli Re 2021, 7/31/25	3,711,200
2,000,000(f)(g)+	Versutus Re 2018, 12/31/22	—
1,765,095(f)(g)+	Versutus Re 2019-A, 12/31/22	—
1,434,906(f)(g)+	Versutus Re 2019-B, 12/31/22	—
750,000(f)(h)+	Viribus Re 2018, 12/31/22	—
2,500,000(f)(h)+	Viribus Re 2019, 12/31/22	104,500
67Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/21

Face Amount USD ($)		Value
	Multiperil – Worldwide — (continued)
1,724,784(f)(g)+	Woburn Re 2018, 12/31/22	$ 114,540
809,418(f)(g)+	Woburn Re 2019, 12/31/22	205,892
		$27,014,013
	Total Reinsurance Sidecars	$27,022,013
	Industry Loss Warranties — 0.0%†
	Windstorm – U.S — 0.0%†
1,000,000(f)(g)+	Ballylifin Re 2021, 9/15/25	$ 763,200
	Total Industry Loss Warranties	$763,200
	Total Insurance-Linked Securities (Cost $145,315,447)	$142,100,491

Principal Amount USD ($)
	U.S. Government and Agency Obligations — 9.3% of Net Assets
10,000,000	Fannie Mae, 1.500%, 1/1/37 (TBA)	$ 10,031,250
3,496(a)	Fannie Mae, 1.982%, (12 Month USD LIBOR + 167 bps), 1/1/48	3,543
30,000,000	Fannie Mae, 2.000%, 1/1/37 (TBA)	30,731,250
17(a)	Fannie Mae, 2.168%, (1 Year CMT Index + 212 bps), 11/1/23	17
4,823(a)	Fannie Mae, 2.178%, (1 Year CMT Index + 209 bps), 9/1/32	4,907
5,663(a)	Fannie Mae, 2.295%, (1 Year CMT Index + 217 bps), 2/1/34	5,676
6,191(a)	Fannie Mae, 2.320%, (1 Year CMT Index + 219 bps), 10/1/32	6,207
174,000,000	Fannie Mae, 2.500%, 1/1/52 (TBA)	177,609,141
1,436(a)	Federal Home Loan Mortgage Corp., 2.250%, (12 Month USD LIBOR + 200 bps), 11/1/33	1,439
209(a)	Federal Home Loan Mortgage Corp., 2.315%, (1 Year CMT Index + 229 bps), 10/1/23	209
392(a)	Federal Home Loan Mortgage Corp., 4.371%, (3 Year US Treasury Yield Curve Rate T Note Constant Maturity + 212 bps), 6/1/35	394
2(a)	Government National Mortgage Association II, 2.000%, (1 Year CMT Index + 150 bps), 1/20/22	2
22,150,000(i)	U.S. Treasury Bills, 1/4/22	22,150,018
Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/2168

Schedule of Investments  |  12/31/21
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
130,000,000(i)	U.S. Treasury Bills, 1/6/22	$ 129,999,957
100,000,000(i)	U.S. Treasury Bills, 2/1/22	99,997,986
	Total U.S. Government and Agency Obligations (Cost $470,615,862)	$470,541,996

	SHORT TERM INVESTMENTS — 9.2% of Net Assets
	Repurchase Agreements — 3.5%
55,420,000	$55,420,000 Scotia Capital Inc., 0.05%, dated 12/31/21 plus accrued interest on 1/3/22 collateralized by the following:
$43,361,483 U.S. Treasury Bills, 1/6/22-12/29/22,
	$13,167,169 U.S. Treasury Notes, 0.119%-0.125%, 4/30/23-9/15/23	$ 55,420,000
50,170,000	$50,170,000 RBC Dominion Securities Inc., 0.05%, dated 12/31/21 plus accrued interest on 1/3/22 collateralized by $51,173,613 Federal Home Loan Mortgage Corporation, 1.845%-3.0%, 1/1/33-10/1/50	50,170,000
70,180,000	$70,180,000 Toronto-Dominion Bank, 0.05%, dated 12/31/21 plus accrued interest on 1/3/22 collateralized by $71,583,794 U.S. Treasury Notes, 2.0%, 11/15/26	70,180,000
		$175,770,000
	Commercial Paper — 3.1% of Net Assets
15,000,000	Amphenol Corp., 0.07%, 1/3/22	$ 14,999,870
14,000,000	Aon Corp., 0.17%, 1/3/22	13,999,820
10,000,000	Centerpoint Energy, Inc., 0.18%, 1/3/22	9,999,872
15,000,000	Duke Energy Co., 0.23%, 1/4/22	14,999,773
20,000,000	Energy Transfer Partners, 0.35%, 1/3/22	19,999,471
10,000,000	ERP Operating, Ltd, 0.19%, 1/3/22	9,999,872
10,000,000	FMC Corp., 0.25%, 1/3/22	9,999,792
10,000,000	FMC Corp., 0.30%, 1/3/22	9,999,750
20,000,000	JBL Inc., 0.38%, 1/3/22	19,999,205
12,260,000	Prudential PLC, 0.07%, 1/5/22	12,259,898
20,000,000	Vectren Utility Holdings, 0.16%, 1/3/22	19,999,800
	Total Commercial Paper (Cost $156,257,926)	$156,257,123

69Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/21

Shares		Value
	Open-End Mutual Funds — 2.6%
134,377,519	Dreyfus Government Cash Management, Institutional Shares, 0.03%(j)	$ 134,377,519
		$134,377,519
	TOTAL SHORT TERM INVESTMENTS (Cost $466,405,445)	$466,404,642
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 103.5% (Cost $5,272,875,455)	$5,255,388,497
	OTHER ASSETS AND LIABILITIES — (3.5)%	$(179,957,913)
	Net Assets — 100.0%	$5,075,430,584
(TBA)	“To Be Announced” Securities
bps	Basis Points
CMT	Constant Maturity Treasury Index
LIBOR	London Interbank Offered Rate
PRIME	U.S. Federal Funds Rate
REMICS	Real Estate Mortgage Investment Conduits
SOFR30A	Secured Overnight Financing Rate 30 Day Average
SOFRRATE	Secured Overnight Financing Rate
Strips	Separate trading of Registered interest and principal of securities
(144A)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At December 31, 2021, the value of these securities amounted to $2,722,170,354, or 53.6% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at December 31, 2021.
(b)	This term loan will settle after December 31, 2021, at which time the interest rate will be determined.
(c)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.
(d)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at December 31, 2021.
(e)	Security is perpetual in nature and has no stated maturity date.
(f)	Non-income producing security.
(g)	Issued as participation notes.
(h)	Issued as preference shares.
(i)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(j)	Rate periodically changes. Rate disclosed is the 7-day yield at December 31, 2021.
Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/2170

Schedule of Investments  |  12/31/21
(unaudited) (continued)
*	Senior secured ﬂoating rate loan interests in which the Fund invests generally pay interest at rates that are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certiﬁcate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at December 31, 2021.
†	Amount rounds to less than 0.1%.
+	Security that used signiﬁcant unobservable inputs to determine its value.
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
Acorn Re	10/25/2021	$2,500,000	$2,497,750
Adare Re 2021	9/29/2021	2,980,000	3,020,299
Adare Re 2022	12/30/2021	3,018,000	3,018,000
Ailsa Re 2021	7/12/2021	3,000,000	3,074,646
Akibare Re	3/22/2018	500,000	499,950
Akibare Re	3/22/2018	250,000	249,975
Alamo Re	11/9/2021	1,017,000	1,010,600
Alamo Re II	5/29/2020	2,500,000	2,605,250
Alturas Re 2019-1	12/20/2018	2,000	13,496
Alturas Re 2019-2	12/19/2018	36,448	51,319
Alturas Re 2021-3	7/1/2021	4,000,000	3,859,600
Ballybunion Re 2021	8/10/2021	2,000,000	2,074,392
Ballybunion Re 2021-2	8/2/2021	1,000,000	1,000,000
Ballylifin Re 2021	9/15/2021	818,067	763,200
Bantry Re 2016	2/6/2019	201,500	201,500
Bantry Re 2017	2/6/2019	116,928	116,882
Bantry Re 2018	2/6/2019	22,757	22,800
Bantry Re 2019	2/26/2019	—	135,855
Berwick Re 2018-1	10/19/2018	747,887	395,789
Berwick Re 2019-1	12/31/2018	437,104	437,135
Berwick Re 2022	12/28/2021	4,500,000	4,500,000
Bonanza Re	12/15/2020	2,000,000	2,024,600
Bonanza Re	2/13/2020	1,500,000	1,527,600
Bowline Re 2018-1	6/17/2020	247,438	252,125
Bowline Re 2019-1	3/12/2019	250,000	252,950
Caelus Re V	4/27/2017	125,000	87,500
Caelus Re V	5/4/2018	500,000	400,000
Caelus Re V	5/4/2018	750,000	7,500
Caelus Re VI	2/20/2020	750,000	779,175
Cape Lookout Re	10/22/2021	3,520,113	3,515,750
Cape Lookout Re	11/10/2021	3,086,380	3,075,820
Cypress 2017	1/24/2017	3,361	100
Denning Re 2021	7/23/2021	3,424,022	3,502,836
Dingle Re 2020	2/13/2020	—	24,068
71Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/21

Restricted Securities	Acquisition date	Cost	Value
Easton Re Pte	12/15/2020	$4,500,000	$4,531,950
Eden Re II	12/15/2017	4,482	22,432
Eden Re II	1/22/2019	4,198	137,596
Eden Re II	1/23/2018	2,621	35,859
Eden Re II	12/14/2018	1,508	15,046
First Coast Re II Pte, Ltd.	6/15/2020	688,073	709,590
FloodSmart Re	4/10/2019	500,000	506,250
Formby Re 2018	7/9/2018	187,767	245,600
Four Lakes Re	11/5/2020	1,750,000	1,759,625
Four Lakes Re	12/15/2021	2,000,000	1,999,800
Gullane Re 2018	10/19/2018	151,871	294,234
Harambee Re 2018	12/19/2017	42,461	3,600
Harambee Re 2019	12/20/2018	—	4,400
Herbie Re, Ltd.	10/19/2020	500,000	526,850
Hypatia, Ltd.	7/10/2020	2,500,000	2,622,500
Hypatia, Ltd.	7/10/2020	1,000,000	1,059,200
Integrity Re	4/19/2018	2,497,092	2,521,250
International Bank for Reconstruction & Development	2/28/2020	500,000	505,950
International Bank for Reconstruction & Development	7/19/2021	4,000,000	4,012,400
International Bank for Reconstruction & Development	2/28/2020	500,000	515,450
Isosceles Insurance, Ltd.	6/25/2021	1,500,000	1,503,750
Isosceles Re 2021-A1	8/12/2021	487,237	499,850
Kilimanjaro II Re	4/6/2017	1,700,000	1,704,420
Kilimanjaro Re	6/12/2020	248,768	252,450
Limestone Re	6/20/2018	1,771	28,879
Limestone Re 2018	6/20/2018	1,697	—
Lion Rock Re 2019	12/17/2018	—	—
Long Point Re III	5/17/2018	5,211,850	5,197,920
Lorenz Re 2018	6/26/2018	763,872	—
Lorenz Re 2019	7/10/2019	863,182	90,021
Matterhorn Re	6/5/2020	396,298	384,000
Matterhorn Re	11/24/2020	1,500,000	1,508,400
Matterhorn Re	11/24/2020	3,000,000	3,012,000
Matterhorn Re	12/15/2021	250,000	249,875
Merion Re 2018-2	12/28/2017	123,456	496,500
Merna Reinsurance II, Ltd.	6/8/2021	2,200,000	2,257,420
Mona Lisa Re, Ltd.	6/22/2021	1,000,000	1,012,700
Mystic Re IV	6/9/2021	4,000,000	4,007,600
Northshore Re II	12/2/2020	1,500,000	1,539,000
Oakmont Re 2017	5/10/2017	—	14,700
Pangaea Re 2016-2	5/31/2016	—	2,675
Pangaea Re 2018-1	1/11/2018	285,564	42,109
Pangaea Re 2018-3	5/31/2018	963,444	82,974
Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/2172

Schedule of Investments  |  12/31/21
(unaudited) (continued)
Restricted Securities	Acquisition date	Cost	Value
Pangaea Re 2019-1	1/9/2019	$29,397	$58,345
Pangaea Re 2019-3	7/25/2019	88,238	105,799
Pangaea Re 2021-3	6/17/2021	4,000,000	3,891,180
Phoenician Re	12/1/2021	2,000,000	1,998,000
Port Royal Re 2021	6/17/2021	3,106,314	3,235,258
Portrush Re 2017	6/12/2017	613,587	510,480
Residential Reinsurance 2020	10/30/2020	1,500,000	1,536,000
Residential Reinsurance 2021	10/28/2021	5,000,000	5,009,500
Resilience Re	2/8/2017	1,209	—
RosaPenna Re 2021	7/16/2021	4,000,000	3,880,000
Sanders Re II	5/20/2020	250,000	256,475
Sanders Re II	11/23/2021	1,750,000	1,746,325
Sanders Re II	5/24/2021	3,000,000	3,019,500
Sector Re V	12/4/2018	609,292	353,280
Sector Re V	1/1/2020	160,000	470,768
Sector Re V	4/23/2019	800,000	618,160
Sector Re V	5/1/2019	1,861	36,327
Sector Re V	12/6/2021	2,500,000	2,500,000
Sussex Capital UK Pcc, Ltd.	12/7/2020	1,000,000	1,029,000
Tailwind Re	12/31/2018	3,349,897	3,350,000
Thopas Re 2018	12/12/2017	98,106	10,200
Thopas Re 2019	12/21/2018	—	—
Torrey Pines Re Pte, Ltd.	3/12/2021	1,000,000	1,003,800
Torricelli Re 2021	7/1/2021	4,000,000	3,711,200
Ursa Re	6/12/2020	746,999	761,100
Ursa Re II	10/8/2020	4,000,000	4,088,800
Versutus Re 2018	1/31/2018	—	—
Versutus Re 2019-A	1/28/2019	—	—
Versutus Re 2019-B	12/24/2018	—	—
Viribus Re 2018	12/22/2017	59,175	—
Viribus Re 2019	3/25/2019	—	104,500
Vitality Re X	2/3/2020	3,498,457	3,429,300
Vitality Re XI	1/23/2020	3,000,000	2,927,100
Vitality Re XI	1/23/2020	1,245,528	1,224,375
Woburn Re 2018	10/19/2018	598,262	114,540
Woburn Re 2019	1/30/2019	177,908	205,892
Total Restricted Securities			$142,100,491
% of Net assets			2.8%
73Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/21

FUTURES CONTRACTS
FIXED INCOME INDEX FUTURES CONTRACTS
Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
930	U.S. 2 Year Note (CBT)	3/31/22	$(203,057,483)	$(202,899,844)	$157,639
800	U.S. 5 Year Note (CBT)	3/31/22	(96,341,816)	(96,781,248)	(439,432)
475	U.S. 10 Year Note (CBT)	3/22/22	(61,229,272)	(61,972,657)	(743,385)
265	U.S. Long Bond (CBT)	3/22/22	(41,747,889)	(42,515,938)	(768,049)
			$(402,376,460)	$(404,169,687)	$(1,793,227)
TOTAL FUTURES CONTRACTS			$(402,376,460)	$(404,169,687)	$(1,793,227)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of December 31, 2021, in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Senior Secured Floating Rate Loan Interests	$—	$282,811,787	$—	$282,811,787
Asset Backed Securities	—	1,293,762,451	14,631,956	1,308,394,407
Collateralized Mortgage Obligations	—	703,141,220	—	703,141,220
Commercial Mortgage-Backed Securities	—	413,685,144	—	413,685,144
Corporate Bonds	—	1,468,308,810	—	1,468,308,810
Insurance-Linked Securities
Collateralized Reinsurance
Earthquakes – California	—	—	6,038,299	6,038,299
Multiperil – Massachusetts	—	—	3,502,836	3,502,836
Multiperil – U.S.	—	—	6,585,843	6,585,843
Multiperil – U.S. Regional	—	—	3,074,646	3,074,646
Multiperil – Worldwide	—	—	28,979	28,979
Windstorm – Florida	—	—	756,080	756,080
Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/2174

Schedule of Investments  |  12/31/21
(unaudited) (continued)
	Level 1	Level 2	Level 3	Total
Windstorm – North Carolina	$—	$—	$499,850	$499,850
Windstorm – U.S. Regional	—	—	1,518,450	1,518,450
Reinsurance Sidecars
Multiperil – U.S.	—	—	8,000	8,000
Multiperil – Worldwide	—	—	27,014,013	27,014,013
Industry Loss Warranties
Windstorm – U.S	—	—	763,200	763,200
All Other Insurance-Linked Securities	—	92,310,295	—	92,310,295
U.S. Government and Agency Obligations	—	470,541,996	—	470,541,996
Repurchase Agreements	—	175,770,000	—	175,770,000
Commercial Paper	—	156,257,123	—	156,257,123
Open-End Mutual Funds	134,377,519	—	—	134,377,519
Total Investments in Securities	$134,377,519	$5,056,588,826	$64,422,152	$5,255,388,497
Other Financial Instruments
Net unrealized depreciation on future contracts	$(1,793,227)	$—	$—	$(1,793,227)
Total Other Financial Instruments	$(1,793,227)	$—	$—	$(1,793,227)
The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):
	Asset Backed Securities	Insurance- Linked Securities	Total
Balance as of 3/31/21	$ 17,200,000	$ 17,636,127	$ 34,836,127
Realized gain (loss)	—	(892,667)	(892,667)
Changed in unrealized depreciation	(34,266)	(806,458)	(840,724)
Accrued discounts/premiums	—	(1,301,646)	(1,301,646)
Purchases	—	44,314,394	44,314,394
Sales	(2,533,778)	(9,411,679)	(11,945,457)
Transfers in to Level 3*	—	252,125	252,125
Transfers out of Level 3*	—	—	—
Balance as of 12/31/21	$ 14,631,956	$ 49,790,196	$ 64,422,152
* Transfers are calculated on the beginning of period value. For the nine months ended December 31, 2021, securities with an aggregate market value of $252,125 were transferred from Level 2 to Level 3, as there were significant observable inputs available to determine their value. There were no other transfers in or out of Level 3.
Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at December 31, 2021:			$ (291,562)
75Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/21